STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1B) (identified cost,
    $43,255,513)                                                  $43,694,397
  Interest receivable                                                 570,578
  Prepaid expenses                                                      5,714
                                                                  -----------
    Total assets                                                   44,270,689
LIABILITIES
  Payable for Fund shares redeemed                      $  8,742
  Distributions payable                                  189,431
  Accrued accounting, custody and transfer agent fees     14,258
  Accrued trustees' fees and expenses (Note 2)               304
  Accrued expenses and other liabilities                  14,146
                                                        --------
    Total liabilities                                                 226,881
                                                                  -----------
NET ASSETS                                                        $44,043,808
                                                                  ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $43,910,355
  Accumulated net realized loss                                      (286,709)
  Distributions in excess of net investment income                    (18,722)
  Net unrealized appreciation                                         438,884
                                                                  -----------
TOTAL NET ASSETS                                                  $44,043,808
                                                                  ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                           2,226,955
                                                                  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                 $     19.78
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1D)
  Interest income                                                 $1,388,804
                                                                  ----------
EXPENSES
  Investment advisory fee (Note 2)                      $ 66,193
  Accounting, custody, and transfer agent fees            41,800
  Registration fees                                       14,306
  Legal and audit services                                13,808
  Insurance expense                                        4,150
  Trustees' fees and expenses (Note 2)                       847
  Miscellaneous                                            1,742
                                                        --------
    Total expenses                                       142,846

Deduct:
  Waiver of investment advisory fee (Note 2)             (66,193)
  Reimbursement of Fund operating expenses (Note 2)      (10,460)
                                                        --------
    Total expense deductions                             (76,653)
                                                        --------
      Net expenses                                                    66,193
                                                                  ----------
        Net investment income                                      1,322,611
                                                                  ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     245,674
    Financial futures contracts                           (1,135)
                                                        --------
      Net realized gain                                              244,539
  Change in unrealized appreciation (depreciation)
    Investment securities                                234,956
                                                        --------
      Change in net unrealized appreciation
       (depreciation)                                                234,956
                                                                  ----------
    Net realized and unrealized gain                                 479,495
                                                                  ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $1,802,106
                                                                  ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2001       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,322,611       $  2,689,544
  Net realized gain (loss)                                     244,539           (127,268)
  Change in net unrealized appreciation (depreciation)         234,956            617,445
                                                           -----------       ------------
  Net increase in net assets from investment operations      1,802,106          3,179,721
                                                           -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                (1,319,711)        (2,715,057)
                                                           -----------       ------------
  Total distributions to shareholders                       (1,319,711)        (2,715,057)
                                                           -----------       ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           2,116,715         16,844,208
  Value of shares issued to shareholders in payment of
    distributions declared                                     938,099          2,400,972
  Cost of shares redeemed                                   (4,725,322)       (12,587,376)
                                                           -----------       ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                            (1,670,508)         6,657,804
                                                           -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (1,188,113)         7,122,468
NET ASSETS
  At beginning of period                                    45,231,921         38,109,453
                                                           -----------       ------------
  At end of period (including distributions in excess
    of net investment income of $18,722 and
    undistributed net investment income of $6,731,
    respectively)                                          $44,043,808       $ 45,231,921
                                                           ===========       ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED                        YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2001   ----------------------------------------------------------
                                          (UNAUDITED)(a)      2000        1999        1998        1997        1996
                                          ---------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 19.57       $ 19.36     $ 19.87     $ 19.95     $ 19.99     $ 20.24
                                              -------       -------     -------     -------     -------     -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                         0.59(1)       1.28(1)     1.24(1)     1.25(1)     1.34        1.27
  Net realized and unrealized gain
    (loss) on investments                        0.22          0.21       (0.53)      (0.16)      (0.04)      (0.27)
                                              -------       -------     -------     -------     -------     -------
Total from investment operations                 0.81          1.49        0.71        1.09        1.30        1.00
                                              -------       -------     -------     -------     -------     -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (0.60)        (1.28)      (1.22)      (1.17)      (1.34)      (1.24)
  From net realized gain on investments            --            --          --          --          --       (0.01)
                                              -------       -------     -------     -------     -------     -------
Total distributions to shareholders             (0.60)        (1.28)      (1.22)      (1.17)      (1.34)      (1.25)
                                              -------       -------     -------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD                $ 19.78       $ 19.57     $ 19.36     $ 19.87     $ 19.95     $ 19.99
                                              =======       =======     =======     =======     =======     =======
TOTAL RETURN+++                                  4.16%+        7.93%       3.67%       5.58%       6.66%       5.13%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                     0.30%++       0.30%       0.30%       0.30%       0.37%       0.40%
  Net Investment Income (to average
    daily net assets)*                           6.00%++       6.66%       6.27%       6.19%       6.60%       6.60%
  Portfolio Turnover                               78%+         170%        147%        145%         94%        107%
  Net Assets, End of Period (000's
    omitted)                                  $44,044       $45,232     $38,109     $26,579     $13,916     $12,525

-----------------
*     For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:


      Net investment income per share         $  0.56(1)    $  1.21(1)  $  1.12(1)  $  1.15(1)  $  1.18     $  1.11
      Ratios (to average daily net assets):
        Expenses                                 0.65%++       0.69%       0.89%       0.81%       1.28%       1.25%
        Net investment income                    5.65%++       6.27%       5.68%       5.68%       5.69%       5.75%

(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was increase net investment income per share by less than $0.001, decrease net realized and unrealized gains and losses per share by less than $0.001 and increase the ratio of net investment income to average net assets from 5.99% to 6.00%. Per share data and ratios/ supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)   Calculated based on average shares outstanding.
+     Not annualized.
++    Computed on an annualized basis.
+++   Total return would have been lower in the absense of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    PAR         VALUE
SECURITY                                        RATE           MATURITY            VALUE      (NOTE 1A)
--------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 96.7%
ASSET BACKED -- 21.8%
ANRC Auto Owner Trust 2000-A A4                  7.150%       02/15/2007         $  200,000  $   208,683
ARG Funding 1999-1A A3                           6.020%       05/20/2005            600,000      609,492
Advanta Mortgage Loan Trust 1997-4 A4            6.660%       03/25/2022            366,100      369,245
American Express Co. 1999-1 A                    5.600%       11/15/2006            425,000      430,048
BankBoston Home Equity Loan 1998-1 A2            6.220%       02/25/2013            159,150      159,422
Capital One Master Trust 1998-4 A                5.430%       01/15/2007            425,000      429,462
Centex Home Equity 2001-B A2                     5.350%       10/01/2022            750,000      744,363
Chase Manhattan Auto Owner 1997-B                6.750%       01/15/2004            600,000      602,220
Citibank Credit Card Master Trust 1999-1 A       5.500%       02/15/2006          1,000,000    1,004,844
Discover Credit Card 1999-1B                     5.550%       08/15/2004            600,000      605,244
Equicredit Funding Trust 1996-A A3               7.350%       11/15/2019            236,257      240,320
Ford Credit Auto Owner Trust 1998-C B            6.060%       02/15/2003          1,005,000    1,013,339
Independent National Mortgage Corp. 1998-2 A2    6.170%       12/25/2011            231,001      232,988
MMCA Automobile Trust 1998-1 A3                  5.860%       08/16/2004            128,110      128,463
MMCA Automobile Trust 1999-2 A2                  6.800%       08/15/2003            580,833      586,989
Residential Asset Securities Corp 1998-KS3
  AI3                                            5.910%       08/25/2022            383,536      386,283
Residential Asset Securities Corp. 2000-KS1
  A1                                             7.615%       12/25/2014            209,638      210,332
Residential Asset Securities Corp. 2000-KS5
  AI1                                            7.205%       08/25/2016            378,836      383,460
Residential Funding 2000-HI2 AI3                 7.900%       02/25/2015            450,000      467,468
Saxon Asset Securities Trust 2000-1 AF1          7.585%       12/25/2014            244,160      245,517
Vanderbilt Mortgage Finance 1998-B 1A3           6.195%       10/07/2012            500,000      509,341
                                                                                             -----------
Total Asset Backed (Cost $9,410,025)                                                           9,567,523
                                                                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.8%
NationsLink Funding Corp. 1998-2 A1              6.001%       11/20/2007            332,855      333,225
Vendee Mortgage Trust 2001-2 B                   6.750%       11/15/2014            450,000      458,460
                                                                                             -----------
Total Collateralized Mortgage Obligations (Cost $796,251)                                        791,685
                                                                                             -----------
CORPORATE -- 49.8%
BANK BONDS -- 12.8%
BB&T Corp.                                       7.050%       05/23/2003            600,000      620,199
Bank of America Corp.                            6.625%       06/15/2004            500,000      515,519
Bankers Trust Corp.(a)                           5.375%       09/24/2002            755,000      752,101
Crestar Finance Corp.                            8.250%       07/15/2002            650,000      673,321
Dime Bancorp, Inc.                               9.000%       12/19/2002            235,000      245,992
First Union Corp.                                6.550%       10/15/2035            600,000      608,417
FleetBoston Financial Corp.                      7.250%       09/15/2005            650,000      681,651
National City Corp.                              7.200%       05/15/2005            500,000      519,509
Star Banc Corp.                                  5.875%       11/01/2003            600,000      607,563
Wells Fargo Financial                            5.450%       05/03/2004            400,000      400,977
                                                                                             -----------
                                                                                               5,625,249
                                                                                             -----------
FINANCIAL -- 9.7%
Avalon Bay Communities REIT                      6.500%       07/15/2003            150,000      152,718
Conseco, Inc.                                    6.400%       02/10/2003            600,000      552,000
EOP Operating LP                                 6.376%       02/15/2002            400,000      403,119

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    PAR          VALUE
SECURITY                                        RATE           MATURITY            VALUE       (NOTE 1A)
---------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
EOP Operating LP Senior Notes                    6.375%       02/15/2003         $  500,000   $   506,423
Ford Motor Credit Co.                            6.700%       07/16/2004            500,000       510,069
General Motors Acceptance Corp.                  6.850%       06/17/2004            700,000       719,014
International Lease Financial                    5.250%       05/03/2004            500,000       498,161
Kern River Funding Notes 144A NCL                6.720%       09/30/2001            400,000       400,478
Wellsford REIT Senior Notes                      9.375%       02/01/2002            500,000       512,388
                                                                                              -----------
                                                                                                4,254,370
                                                                                              -----------
INDUSTRIAL BONDS -- 21.0%
AOL Time Warner                                  6.125%       04/15/2006            425,000       424,373
Boeing Co.                                       6.750%       09/15/2002            450,000       457,200
Cleveland Electric Illumination                  9.500%       05/15/2005            450,000       463,538
Compaq Computer                                  7.450%       08/01/2002            350,000       356,133
Cox Communications, Inc.(a)                      6.150%       08/01/2003            375,000       378,462
Daimler Chrysler NA Holding                      7.750%       05/27/2003            500,000       519,872
Enterprise Rent-A-Car USA Finance Co. 144A
  Notes                                          6.375%       05/15/2003            750,000       752,165
IBM Credit Corp.                                 6.450%       11/12/2002            650,000       662,836
Illinois Central Railroad Co.                    6.750%       05/15/2003            500,000       509,833
Lockheed Martin Corp.                            6.500%       04/15/2003            325,000       330,923
McDonald's Corp.                                 6.000%       06/23/2002            350,000       353,370
Panamsat Notes                                   6.000%       01/15/2003            250,000       247,649
Qwest Corp.                                      7.200%       11/01/2004            750,000       768,762
Raytheon Corp.                                   7.900%       03/01/2003            575,000       587,738
Sprint Capital Corp.                             5.700%       11/15/2003            550,000       546,482
TRW Inc.                                         6.500%       06/01/2002            750,000       755,729
WMX Technologies                                 7.100%       08/01/2026            350,000       356,091
Worldcom, Inc.                                   7.875%       05/15/2003            750,000       773,972
                                                                                              -----------
                                                                                                9,245,128
                                                                                              -----------
PUBLIC UTILITY -- 6.3%
Alabama Power Co.                                7.850%       05/15/2003            300,000       313,754
Alabama Power Co. Senior Notes                   5.490%       11/01/2005            300,000       292,460
Baltimore Gas & Electric Co. Medium Term
  Notes                                          6.750%       12/15/2002            600,000       612,211
Duke Energy Corp.                                7.125%       09/03/2002            600,000       614,104
NiSource Finance Corp.                           7.500%       11/15/2003            500,000       518,557
Texas Utilities Electric Co. Series B(a)         4.537%       12/20/2002            425,000       424,035
                                                                                              -----------
                                                                                                2,775,121
                                                                                              -----------
Total Corporate (Cost $21,657,406)                                                             21,899,868
                                                                                              -----------
FOREIGN GOVERNMENT/OTHER -- 7.0%
YANKEE BONDS -- 7.0%
Carnival Corp.                                   6.150%       10/01/2003            500,000       507,600
Edperbrascan Ltd. Notes                          7.375%       10/01/2002            925,000       928,584
Nortel Networks Corp.                            6.125%       02/15/2006            200,000       172,750
Royal Caribbean Cruises                          7.125%       09/18/2002            750,000       749,868
Tyco International Group SA(a)                   6.250%       06/15/2003            750,000       756,946
                                                                                              -----------
                                                                                                3,115,748
                                                                                              -----------
Total Foreign Government/Other (Cost $3,105,100)                                                3,115,748
                                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                    PAR         VALUE
SECURITY                                        RATE           MATURITY            VALUE      (NOTE 1A)
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 9.1%
FHLMC Gold                                       6.000%       07/01/2011         $  698,789  $   691,514
FHLMC Gold                                       7.000%       11/01/2001            527,332      529,547
FNMA                                             5.125%       02/13/2004          2,450,000    2,461,319
FNMA                                             7.000%       05/01/2031            269,486      270,860
Private Export Funding Corp.                     6.860%       04/30/2004             60,000       62,542
                                                                                             -----------
Total U.S. Government Agency (Cost $3,986,861)                                                 4,015,782
                                                                                             -----------
U.S. TREASURY OBLIGATIONS -- 7.2%
TREASURY NOTES -- 7.2%
U.S. Treasury Note                               5.125%       12/31/2002          1,950,000    1,977,417
U.S. Treasury Note                               5.500%       08/31/2001          1,215,000    1,218,414
                                                                                             -----------
Total U.S. Treasury Obligations (Cost $3,191,777)                                              3,195,831
                                                                                             -----------
TOTAL BONDS AND NOTES (COST $42,147,420)                                                      42,586,437
                                                                                             -----------
SHORT-TERM INVESTMENTS -- 2.5%
COMMERCIAL PAPER -- 2.3%
British Telecommunications PLC 144A(a)=/=        4.854%       10/09/2001          1,000,000      999,420
                                                                                             -----------
REPURCHASE AGREEMENTS -- 0.2%
Tri-party repurchase agreement dated 06/29/01 with Salomon Smith Barney, Inc. and Investors Bank and Trust Company, due 07/02/01, with a maturity value of $108,568 and an effective yield of
3.00%, collateralized by a U.S. Government Obligation with a rate of 7.50%, a maturity date
of 11/15/16 and an aggregated market value of $117,377.                                          108,540
                                                                                             -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,108,093)                                                 1,107,960
                                                                                             -----------

TOTAL INVESTMENTS -- 99.2% (COST
 $43,255,513)                                                                                $43,694,397
OTHER ASSETS, LESS LIABILITIES -- 0.8%                                                           349,411
                                                                                             -----------
NET ASSETS -- 100.0%                                                                         $44,043,808
                                                                                             ===========

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
MMCA - Mitsubishi Motors Credit of America
NCL - Non-callable
REIT - Real Estate Investment Trust

(a)  Variable Rate Security; rate indicated is as of 06/30/01.
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Controlled Maturity Fund (the "Fund") is a separate diversified investment series of the Trust.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Fund's investment adviser. Advisory agreements between the Funds and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. CHANGE IN ACCOUNTING PRINCIPLE

      Effective January 1, 2001, through its investment in the Portfolio, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Portfolio as of that date:

                      NET UNREALIZED                 UNDISTRIBUTED NET
                APPRECIATION (DEPRECIATION)          INVESTMENT INCOME
                --------------------------           -----------------
                         $28,353                          $(28,353)

      The effect of this change for the six months ended June 30, 2001 was to increase net investment income by $1,911, decrease net unrealized appreciation by $17,842, and increase net realized gain (loss) by $15,931. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

      B. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      C. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

      D. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis.

      E. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover available, to the extent provided by regulations, which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are $5,003, $88,743, $236,142 and $191,779 which will expire on December 31, 2004, 2005, 2007 and 2008, respectively. The Fund elected to defer to its fiscal year ending December 31, 2001, $9,309 of losses recognized during the period November 1, 2000 to December 31, 2000.

      F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing capital loss carry forwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      G. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expenses and the relative size of the funds.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.30% of the Fund's average daily net assets. Standish voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.30% of the Fund's average daily net assets for the six months ended
      June 30, 2001. Pursuant to this agreement, for the six months ended
      June 30, 2001, Standish voluntarily did not impose $66,193 of its investment advisory fee and reimbursed the Fund for $10,460 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish at any time. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001 were as follows:

                                                         PURCHASES      SALES
                                                        -----------  -----------
      U.S. Government Securities                        $12,289,062  $14,129,628
                                                        ===========  ===========
      Investments (non-U.S. Government Securities)      $20,373,926  $21,392,511
                                                        ===========  ===========

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                       SIX MONTHS ENDED
                                                        JUNE 30, 2001         YEAR ENDED
                                                         (UNAUDITED)      DECEMBER 31, 2000
                                                       ----------------   -----------------
      Shares sold                                           106,331             864,300
      Shares issued to shareholders in payment of
        distributions declared                               47,331             124,084
      Shares redeemed                                      (237,669)           (646,097)
                                                          ---------           ---------
      Net increase (decrease)                               (84,007)            342,287
                                                          =========           =========


      At June 30, 2001, four shareholders held of record approximately 28%, 24%, 18% and 15% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

      A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish and its affiliates have either sole or joint investment discretion.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                                $43,266,024
                                                                    ===========
      Gross unrealized appreciation                                     534,911
      Gross unrealized depreciation                                    (106,538)
                                                                    -----------
      Net unrealized appreciation                                   $   428,373
                                                                    ===========

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund entered into no such transactions during the six months ended June 30, 2001.

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH CONTROLLED MATURITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      The Fund entered into no such transactions during the six months ended June 30, 2001.

(7)   DELAYED DELIVERY TRANSACTIONS:

      The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

      The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      At June 30, 2001, the Fund did not have any delayed delivery transactions.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish World High Yield Portfolio
    ("Portfolio"), at value (Note 1B)                             $45,127,695
  Receivable for Fund shares sold                                   1,410,009
  Deferred organization costs (Note 1E)                                 3,352
  Prepaid expenses                                                      7,566
                                                                  -----------
    Total assets                                                   46,548,622
                                                                  -----------
LIABILITIES
  Distributions payable                                 $685,244
  Accrued accounting, custody and transfer agent fees      4,380
  Accrued trustees' fees and expenses (Note 2)               367
  Accrued expenses and other liabilities                   8,040
                                                        --------
    Total liabilities                                                 698,031
                                                                  -----------
NET ASSETS                                                        $45,850,591
                                                                  ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $56,860,328
  Accumulated net realized loss                                    (7,305,318)
  Undistributed net investment income                                 185,576
  Net unrealized depreciation                                      (3,889,995)
                                                                  -----------
TOTAL NET ASSETS                                                  $45,850,591
                                                                  ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                           2,935,129
                                                                  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                 $     15.62
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income allocated from Portfolio                           $1,879,905
  Dividend income allocated from Portfolio                               99,562
  Expenses allocated from Portfolio                                    (103,541)
                                                                     ----------
    Net investment income allocated from Portfolio                    1,875,926

EXPENSES
  Accounting, custody, and transfer agent fees          $    13,502
  Registration fees                                           7,562
  Legal and audit services                                    6,728
  Amortization of organizational expenses (Note 1E)           1,790
  Trustees' fees and expenses (Note 2)                          992
  Insurance expense                                             355
  Miscellaneous                                               2,366
                                                        -----------
    Total expenses                                           33,295

Deduct:
  Reimbursement of Fund operating expenses (Note 2)         (33,295)
                                                        -----------
      Net expenses                                                            0
                                                                     ----------
        Net investment income                                         1,875,926
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                     (2,199,780)
    Written options transactions                             39,051
    Foreign currency transactions and forward foreign
      currency exchange contracts                           188,019
                                                        -----------
      Net realized loss                                              (1,972,710)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                   132,411
    Written options                                         (31,354)
    Foreign currency and forward foreign currency
      exchange contracts                                    102,672
                                                        -----------
      Change in net unrealized appreciation
        (depreciation)                                                  203,729
                                                                     ----------
    Net realized and unrealized loss on investments                  (1,768,981)
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $  106,945
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2001       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,875,926        $ 3,275,283
  Net realized loss                                         (1,972,710)        (1,046,791)
  Net change in net unrealized appreciation
    (depreciation)                                             203,729         (1,348,984)
                                                           -----------        -----------
  Net increase in net assets from investment operations        106,945            879,508
                                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                (1,340,821)        (3,618,639)
  Return of capital                                                 --            (61,511)
                                                           -----------        -----------
  Total distributions to shareholders                       (1,340,821)        (3,680,150)
                                                           -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                          15,213,565          4,382,121
  Value of shares issued to shareholders in payment of
    distributions declared                                     271,348            722,546
  Cost of shares redeemed                                     (207,031)        (1,635,431)
                                                           -----------        -----------
  Net increase in net assets from Fund share
    transactions                                            15,277,882          3,469,236
                                                           -----------        -----------
TOTAL INCREASE IN NET ASSETS                                14,044,006            668,594
NET ASSETS
  At beginning of period                                    31,806,585         31,137,991
                                                           -----------        -----------
  At end of period (including undistributed net
    investment income of $185,576 and distributions in
    excess of net investment income of $324,498,
    respectively)                                          $45,850,591        $31,806,585
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                  FOR THE PERIOD
                                            SIX MONTHS                                             JUNE 2, 1997
                                               ENDED            YEAR ENDED DECEMBER 31,           (COMMENCEMENT
                                           JUNE 30, 2001   ----------------------------------     OF OPERATIONS)
                                          (UNAUDITED)(a)      2000        1999        1998     TO DECEMBER 31, 1997
                                          --------------   ----------  ----------  ----------  --------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $ 15.88       $ 17.39     $ 19.02     $ 20.51          $ 20.00
                                              -------       -------     -------     -------          -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                         0.74(1)       1.64(1)     1.84(1)     1.70(1)          0.98(1)
  Net realized and unrealized gain
    (loss) on investments                       (0.50)        (1.19)      (1.45)      (1.52)            0.26
                                              -------       -------     -------     -------          -------
Total from investment operations                 0.24          0.45        0.39        0.18             1.24
                                              -------       -------     -------     -------          -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (0.50)        (1.93)      (1.87)      (1.67)           (0.63)
  In excess of net investment income               --            --       (0.13)         --               --
  From net realized gain on investments            --            --          --          --            (0.10)
  From tax return of capital                       --         (0.03)      (0.02)         --               --
                                              -------       -------     -------     -------          -------
Total distributions to shareholders             (0.50)        (1.96)      (2.02)      (1.67)           (0.73)
                                              -------       -------     -------     -------          -------
NET ASSET VALUE, END OF PERIOD                $ 15.62       $ 15.88     $ 17.39     $ 19.02          $ 20.51
                                              =======       =======     =======     =======          =======
TOTAL RETURN+++                                  1.53%++       2.84%       2.20%       0.86%            6.20%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                                  0.50%+        0.37%       0.00%       0.00%            0.00%+
  Net Investment Income (to average
    daily net assets)*                           9.05%+       10.41%       9.87%       8.40%            8.07%+
  Net Assets, End of Period (000's
    omitted)                                  $45,851       $31,807     $31,138     $40,457          $27,398

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment adisory fee payable to the Portfolio and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

      Net investment income per share         $  0.71(1)    $  1.64(1)  $  1.64(1)  $  1.51(1)       $  0.74(1)
      Ratios (to average daily net assets):
        Expenses(2)                              1.02%+        1.11%       1.08%       0.91%            1.96%+
        Net investment income                    8.53%+        9.67%       8.79%       7.49%            6.11%+

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was decrease net investment income per share by $0.040, increase net realized and unrealized gains and losses per share by $0.040 and decrease the ratio of net investment income to average net assets from 9.54% to 9.05%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)   Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Standish World High Yield Portfolio's allocated expenses.
+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absense of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish World High Yield Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish World High Yield Portfolio (the "Portfolio"), a subtrust of the Standish, Ayer & Wood Master Portfolio ( the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Fund's investment adviser. Advisory agreements between the Funds and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. CHANGE IN ACCOUNTING PRINCIPLE

      Effective January 1, 2001, through its investment in the Portfolio, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Portfolio as of that date:

            NET UNREALIZED         UNDISTRIBUTED NET
      APPRECIATION (DEPRECIATION)  INVESTMENT INCOME
      ---------------------------  -----------------
                $25,031                $(25,031)

      The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $96,628, increase net unrealized appreciation by $58,196, and increase net realized gain (loss) by $38,432. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

      B. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      At December 31, 2000, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the Fund's taxable income arising from future net realizable gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are $1,365,591, $1,721,238 and $1,609,015 which expire on December 31, 2006, 2007 and 2008, respectively. The Fund elected to defer to its fiscal year ending December 31, 2001 losses of $917,025 recognized during the period from November 1, 2000 to December 31, 2000.

      E. DEFERRED ORGANIZATION EXPENSE

      Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis through May 2002.

      F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      G. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by Standish at any time. Pursuant to this agreement, for the six months ended June 30, 2001, Standish voluntarily reimbursed the Fund for $33,295 of its operating expenses. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH WORLD HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2001 aggregated $13,812,019 and $609,516, respectively.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2001         YEAR ENDED
                                                           (UNAUDITED)      DECEMBER 31, 2001
                                                         ----------------   -----------------
      Shares sold                                            927,514              269,744
      Shares issued to shareholders in payment of
        distributions declared                                16,978               45,360
      Shares redeemed                                        (12,317)            (102,247)
                                                             -------             --------
      Net increase                                           932,175              212,857
                                                             =======             ========

      At June 30, 2001, two shareholders held of record approximately 56% and 14%, of the total outstanding shares of the Fund, respectively. Investment activity of these shareholders could have a material impact on the Fund.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           PAR            VALUE
SECURITY                                        RATE     MATURITY         VALUE         (NOTE 1A)
--------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 88.1%
CONVERTIBLE CORPORATE BONDS -- 5.5%
At Home Corp.                                   4.750%  12/15/2006     USD    975,000  $   339,709
Davita, Inc.                                    7.000%  05/15/2009            485,000      460,022
Exide Corp. 144A                                2.900%  12/15/2005            460,000      184,662
Omnicare, Inc.                                  5.000%  12/01/2007             75,000       66,492
Rite Aid Term Loan B Step Up Notes(a)           0.000%  06/27/2005          1,000,000      997,500
Royal Caribbean Cruises Step Up Notes(a)        0.000%  05/18/2021             50,000       20,500
Tenet Healthcare Corp.                          6.000%  12/01/2005            450,000      407,250
                                                                                       -----------
Total Convertible Corporate Bonds (Cost $2,899,415)                                      2,476,135
                                                                                       -----------
CORPORATE -- 59.2%
FINANCIAL -- 4.3%
Amresco Inc. Corp. Senior Sub Notes             9.875%  03/15/2005            475,000      270,750
Conseco, Inc.                                   6.800%  06/15/2005             50,000       43,250
Conseco, Inc.                                   9.000%  10/15/2006            800,000      744,000
Crescent Real Estate Equity144A REIT            7.500%  09/15/2007             50,000       45,530
Fresenius Medical Capital Trust Notes           7.875%  02/01/2008             30,000      297,750
Meditrust, REIT                                 7.820%  09/10/2026            200,000      193,500
Phoenix Re-Insurance Corp. Capital Notes        8.850%  02/01/2027            175,000      124,250
Tanger REIT Senior Notes                        7.875%  10/24/2004            200,000      197,447
                                                                                       -----------
                                                                                         1,916,477
                                                                                       -----------
INDUSTRIAL BONDS -- 52.4%
AT&T Corp. - Liberty Media Group                7.875%  07/15/2009            200,000      194,503
Adelphia Communications Senior Notes            8.125%  07/15/2003            175,000      169,750
Adelphia Communications Senior Notes           10.875%  10/01/2010            600,000      607,500
Alliant Techsystems, Inc. 144A Senior Sub
  Notes                                         8.500%  05/15/2011             75,000       75,750
Allied Waste Industries 144A Notes              8.875%  04/01/2008            475,000      489,844
Allied Waste Industries 144A Notes             10.000%  08/01/2009            250,000      257,500
Ameristar Casinos, Inc. 144A Senior Sub Notes  10.750%  02/15/2009            575,000      600,875
Anchor Gaming                                   9.875%  10/15/2008            625,000      662,500
Argosy Gaming Co.                              10.750%  06/01/2009            175,000      188,344
Argosy Gaming Co. 144A Senior Notes            10.750%  06/01/2009            250,000      269,062
Beckman Instruments                             7.450%  03/04/2008            475,000      473,497
Buckeye Technologies, Inc. Senior Sub Notes     8.000%  10/15/2010            300,000      283,500
Buckeye Technologies, Inc. Senior Sub Notes     8.500%  12/15/2005            375,000      374,062
CMS Energy Corp. Senior Notes                   8.900%  07/15/2008            100,000       99,660
CMS Energy Corp. Senior Notes                   9.875%  10/15/2007            900,000      942,750
CSC Holdings, Inc.                              7.875%  12/15/2007             25,000       24,806
CSC Holdings, Inc.                              8.125%  08/15/2009            150,000      148,443
CSC Holdings, Inc. 144A Senior Notes            7.625%  04/01/2011             75,000       71,402
CSC Holdings, Inc. Senior Notes                 8.125%  07/15/2009            325,000      321,682
Calpine Corp. Senior Notes                      8.500%  02/15/2011            600,000      577,097
Charter Communications Holdings LLC Senior
  Notes                                         8.250%  04/01/2007            975,000      914,062
Charter Communications Holdings LLC Senior
  Step Up Notes(a)                              0.000%  01/15/2010            100,000       67,250
Choctaw Resort Development 144A Senior Notes
  REIT                                          9.250%  04/01/2009            275,000      280,500
Concentric Network Corp.                       12.750%  12/15/2007            200,000       58,000
Conmed Corp. Notes                              9.000%  03/15/2008            175,000      171,500

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           PAR            VALUE
SECURITY                                        RATE     MATURITY         VALUE         (NOTE 1A)
--------------------------------------------------------------------------------------------------
INDUSTRIAL BONDS (CONTINUED)
Davita, Inc. 144A                               9.250%  04/15/2011     USD     75,000  $    76,875
Delta Airlines                                  7.900%  12/15/2009            250,000      238,176
El Paso Energy Partners 144A                    8.500%  06/01/2011             80,000       80,400
Elizabeth Arden, Inc.                          11.750%  02/01/2011            125,000      132,187
Extended Stay America, Inc. 144A Senior Sub
  Notes                                         9.875%  06/15/2011            110,000      109,450
Extendicare Health Sevices Senior Notes         9.350%  12/15/2007            259,000      225,330
Fox Sports Networks LLC Step Up Notes(a)        0.000%  08/15/2007            100,000       95,000
HCA - The Healthcare Co.                        8.750%  09/01/2010            825,000      878,625
Horseshoe Gaming Holdings                       8.625%  05/15/2009            400,000      403,000
Horseshoe Gaming LLC Notes                      9.375%  06/15/2007            250,000      258,750
Huntsman ICI Chemicals LLC                      0.000%  12/31/2009            400,000      120,000
Huntsman ICI Chemicals LLC                     10.125%  07/01/2009            150,000      148,500
Isle of Capri Casinos                           8.750%  04/15/2009            660,000      600,600
Lamar Media Corp.                               8.625%  09/15/2007            225,000      230,062
Level 3 Communications Inc. Senior Step Up
  Notes(a)                                     12.875%  03/15/2010             75,000       15,000
Level 3 Communications, Inc. Senior Notes      11.000%  03/15/2008             65,000       27,950
Lilly Industries Inc. Notes                     7.750%  12/01/2007            230,000      224,561
Lucent Technologies, Inc.                       6.450%  03/15/2029            120,000       70,200
Marsh Supermarket, Inc. Series B                8.875%  08/01/2007            450,000      441,000
McLeod USA, Inc. Senior Notes                   8.375%  03/15/2008            650,000      357,500
McLeod USA, Inc. Senior Notes                  11.375%  01/01/2009            525,000      330,750
MeriStar Hospitality Corp. 144A Senior Notes
  REIT                                          9.000%  01/15/2008            325,000      327,437
Metromedia Fiber Network Senior Notes          10.000%  11/15/2008            150,000       61,500
Metromedia Fiber Network Senior Notes          10.000%  12/15/2009             25,000       10,250
Millenium America, Inc. 144A Senior Notes       9.250%  06/15/2008            275,000      275,000
Mohegan Tribal Gaming                           8.125%  01/01/2006            250,000      253,125
Mohegan Tribal Gaming                           8.750%  01/01/2009             50,000       51,250
NVR Inc. Senior Notes                           8.000%  06/01/2005            100,000      100,000
Nextel Communications, Inc.                     9.375%  11/15/2009            350,000      276,500
Nextel Communications, Inc. 144A Senior Notes   9.500%  02/01/2011            275,000      211,750
Niagara Mohawk Power Step Up Notes (a)          0.000%  07/01/2010          1,125,000      971,074
Omnicare, Inc.                                  8.125%  03/15/2011            200,000      206,000
Panamsat Notes                                  6.000%  01/15/2003            175,000      173,354
Panavision, Inc. Step Up Sub Notes(a)           0.000%  02/01/2006            400,000      148,000
Pinnacle Partners 144A Senior Notes             8.830%  08/15/2004            625,000      642,727
Pogo Producing Co. 144A                         8.250%  04/15/2011            325,000      325,000
Premier Parks Inc.                              9.750%  06/15/2007            325,000      328,250
Premier Parks Inc. Senior Notes                 9.250%  04/01/2006            150,000      150,000
Premier Parks Inc. Step Up Senior Notes(a)      0.000%  04/01/2008            225,000      184,500
Primedia, Inc.                                  8.875%  05/15/2011            500,000      470,000
Pulte Corp. Notes NCL                           7.625%  10/15/2017             50,000       43,852
Pulte Homes, Inc.                               7.000%  12/15/2003             25,000       24,895
Quest Diagnostics, Inc.                         6.750%  07/12/2006             75,000       74,216
Rose Hills Co. Senior Sub Notes                 9.500%  11/15/2004            125,000      100,000
Salem Communications Corp. Senior Sub Notes     9.500%  10/01/2007            175,000      175,000
Scotts Company                                  8.625%  01/15/2009            475,000      477,375
Select Medical Corp.                            9.500%  06/15/2009            350,000      344,750
Six Flags, Inc. 144A Senior Notes               9.500%  02/01/2009            125,000      125,312
Speedway Motorsports                            8.500%  08/15/2007            350,000      355,250
Stater Brothers Holdings Senior Notes          10.750%  08/15/2006            475,000      448,875

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                      STANDISH WORLD HIGH YIELD PORTFOLIO

              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           PAR            VALUE
SECURITY                                        RATE     MATURITY         VALUE         (NOTE 1A)
--------------------------------------------------------------------------------------------------
INDUSTRIAL BONDS (CONTINUED)
Station Casinos, Inc. Senior Sub Notes          9.875%  07/01/2010     USD    450,000  $   465,750
Tenet Healthcare Corp.(b)                       8.625%  12/01/2003            125,000      130,312
Tenet Healthcare Corp. Senior Notes             8.000%  01/15/2005            225,000      231,750
Tricon Global Restaurant, Inc. Senior Notes     7.450%  05/15/2005            325,000      318,080
Tricon Global Restaurant, Inc. Senior Notes     8.875%  04/15/2011            700,000      717,500
Waste Management, Inc.                          6.875%  05/15/2009            450,000      437,326
Williams Communications Group, Inc.            10.700%  10/01/2007            150,000       61,500
Williams Communications Group, Inc. Senior
  Notes 144A                                   11.700%  08/01/2008            500,000      210,000
Worldcom, Inc. Senior Notes NCL                 7.500%  05/15/2011            225,000      218,868
XO Communications, Inc. 144A Notes             10.750%  11/15/2008            350,000      112,000
XO Communications, Inc. Senior Notes           12.500%  04/15/2006             25,000        8,750
XO Communications, Inc. Step Up Notes(a)        0.000%  06/01/2009            225,000       31,500
                                                                                       -----------
                                                                                        23,666,333
                                                                                       -----------
PUBLIC UTILITY -- 2.5%
AES Corp. Senior Notes                          8.875%  02/15/2011            600,000      585,000
AES Corp. Senior Notes                          9.375%  09/15/2010            550,000      554,125
                                                                                       -----------
                                                                                         1,139,125
                                                                                       -----------
Total Corporate (Cost $28,194,775)                                                      26,721,935
                                                                                       -----------
FOREIGN GOVERNMENT/OTHER -- 23.4%
EURO -- 3.9%
Bundes Obligation Ser 135                       5.000%  05/20/2005     EUR     70,000       60,430
Colt Telecom Europe PLC CVT                     2.000%  12/16/2006            125,000       66,258
Colt Telecom Group PLC 144A Notes               7.625%  07/31/2008            400,000      135,292
Colt Telecom Group PLC CVT                      2.000%  03/29/2006            325,000      192,943
Deutschland Republic                            5.250%  07/04/2010             70,000       60,335
Exodus Communications Senior Notes             11.375%  07/15/2008            660,000      173,521
KPN-Quest B.V. 144A Senior Notes                8.875%  02/01/2008            200,000      111,949
Messer Griesheim Holding AG 144A Senior Notes  10.375%  06/01/2011            550,000      480,449
Metromedia Fiber Network Senior Notes          10.000%  12/15/2009            730,000      241,454
Republic of Argentina                           0.000%  10/15/2002            200,000      181,000
Versatel Telecom BV                             4.000%  12/17/2004            460,000      103,383
                                                                                       -----------
                                                                                         1,807,014
                                                                                       -----------
GERMANY -- 0.2%
Exide Holding Europe 144A Notes                 9.125%  04/15/2004     DEM    200,000       73,717
                                                                                       -----------
HONG KONG -- 0.0%
Guangdong Alliance Ltd. 144A                    8.000%  12/22/2005     HKD     35,635        2,513
                                                                                       -----------
JAPAN -- 0.3%
Republic of Algeria (b)                         1.125%  03/04/2010     JPY 20,947,371      119,630
                                                                                       -----------
YANKEE BONDS -- 19.0%
Alestra SA Senior Notes                        12.625%  05/15/2009     USD     15,000       13,238
Arab Republic of Egypt                          8.750%  07/11/2011             75,000       74,911
British Sky Broadcasting                        8.200%  07/15/2009            475,000      472,209
British Telecommunications PLC                  8.125%  12/15/2010            180,000      190,010

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           PAR            VALUE
SECURITY                                        RATE     MATURITY         VALUE         (NOTE 1A)
--------------------------------------------------------------------------------------------------
YANKEE BONDS (CONTINUED)
Bulgaria IAB Ser PDI(b)                         6.313%  07/28/2011     USD    225,000  $   177,188
Colt Telecom Group PLC Senior Step Up
  Notes(a)                                      0.000%  12/15/2006            490,000      441,000
GH Water Supply Holdings, Ltd. 144A             7.000%  06/22/2008             56,000       48,580
GT Group Telecom, Inc. Senior Step Up
  Notes(a)                                      0.000%  02/01/2010            925,000      240,500
Global Crossing Holdings Ltd.                   9.125%  11/15/2006             50,000       39,375
Global Crossing Holdings Ltd. 144A Senior
  Notes                                         8.700%  08/01/2007            550,000      420,750
Guangdong Asset Management 144A                 5.000%  12/22/2005             48,319       15,462
Innova S De R.L.                               12.875%  04/01/2007             50,000       45,500
KPN-Qwest B.V. Senior Notes                     8.125%  06/01/2009            715,000      429,000
Lite-On Technology Corp. 144A CVT(c)            0.000%  12/15/2002            250,000      297,500
Quebecor Media, Inc. 144A Senior Notes         11.125%  07/15/2011            220,000      215,138
Republic of Argentina                           5.563%  03/31/2005             48,000       39,360
Republic of Argentina                          12.250%  06/19/2018            190,000      134,425
Republic of Argentina                          11.750%  06/15/2015             70,000       51,975
Republic of Argentina Step Up Notes             7.000%  12/19/2008            450,000      346,500
Republic of Brazil(b)                           8.000%  04/15/2014            597,234      441,953
Republic of Brazil                              8.875%  04/15/2024            340,000      219,810
Republic of Brazil Series E                     7.625%  04/15/2006             92,000       81,938
Republic of Ecuador                             4.000%  08/15/2030            110,000       47,025
Republic of Korea                               8.875%  04/15/2008             60,000       66,733
Republic of Panama 144A Notes                   7.875%  02/13/2002            135,000      138,038
Republic of Panama PDI(b)                       0.000%  07/17/2016                562          463
Republic of Panama PDI(b)                       4.000%  07/17/2016             50,921       42,010
Republic of Peru 144A FLIRB(b)                  4.000%  03/07/2017            105,000       65,363
Republic of Philippines                        10.625%  03/16/2025            125,000      113,313
Republic of South Africa                        9.125%  05/19/2009            125,000      135,051
Republic of Turkey                             11.875%  01/15/2030             50,000       41,750
Republic of Venezuela                           9.250%  09/15/2027            160,000      110,720
Royal Caribbean Cruises Senior Notes            8.750%  02/02/2011            425,000      408,000
Russian Federation                              5.000%  03/31/2030            763,950      359,820
Russian Federation                             11.750%  06/10/2003            175,000      179,883
Russian Federation                             12.750%  06/24/2028            180,000      177,300
Swiss Life Finance Ltd. 144A CVT                2.000%  05/20/2003             75,000       76,500
Swiss Life Finance Ltd. 144A CVT                2.000%  05/20/2005            505,000      516,994
Tembec Industries, Inc.                         8.500%  02/01/2011            400,000      406,000
Tembec Industries, Inc. 144A                    8.500%  02/01/2011            300,000      309,750
Ukraine Government Senior Notes                11.000%  03/15/2007             97,000       75,903
United Mexican States                           8.125%  12/30/2019            915,000      864,675
                                                                                       -----------
                                                                                         8,571,613
                                                                                       -----------
Total Foreign Government/Other (Cost $12,589,819)                                       10,574,487
                                                                                       -----------
TOTAL BONDS AND NOTES (COST $43,684,009)                                                39,772,557
                                                                                       -----------
                                                                         SHARES
                                                                    -----------------
EQUITIES -- 6.1%
FINANCIAL -- 5.2%
California Federal 9.125% Pfd                                                  47,000    1,188,160
Equity Office Properties Trust 144A CVT, Pfd                                   17,000      822,800

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          VALUE
                  SECURITY                                               SHARES         (NOTE 1A)
--------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Global Crossing PIK 10.50% Pfd                                                  4,000  $   204,000
Guangdong Investment Ltd. (Hong Kong)*                                        108,306       11,247
HK Property Co. (Hong Kong)*                                                    9,590            0
Six Flags, Inc. 7.25% CVT Pfd                                                   4,600      140,530
                                                                                       -----------
                                                                                         2,366,737
                                                                                       -----------
INDUSTRIAL -- 0.0%
GH Water Supply Holdings Ltd. 144A (Hong
  Kong)*                                                                        3,644            0
Guangdong Alliance Ltd. 144A (Hong Kong)*                                       9,590            0
                                                                                       -----------
                                                                                                 0
                                                                                       -----------
SERVICES -- 0.9%
Paxson Communications 12.5% PIK Pfd                                               413      396,780
                                                                                       -----------
TOTAL EQUITIES (COST $2,741,543)                                                         2,763,517
                                                                                       -----------
                                                                        CONTRACT
                                                                          SIZE
                                                                    -----------------
PURCHASED OPTIONS -- 0.0%
JPY Put/USD Call, Strike Price 125.00,
  11/16/2001 (USD)                                                            200,000        3,520
                                                                                       -----------
TOTAL PURCHASED OPTIONS (COST $4,400)                                                        3,520
                                                                                       -----------
                                                                         SHARES
                                                                    -----------------
WARRANTS -- 0.1%
INDUSTRIAL BONDS -- 0.1%
GT Group Telecom, Inc., 02/01/2010                                                925       18,500
                                                                                       -----------
TOTAL WARRANTS (COST $19,250)                                                               18,500
                                                                                       -----------
SHORT-TERM INVESTMENTS -- 5.0%
REPURCHASE AGREEMENTS -- 5.0%
Tri-party repurchase agreement dated 06/29/01 with
Salomon Smith Barney, Inc. and Investors Bank and
Trust Company, due 07/02/01, with a maturity value
of $2,250,830 and an effective yield of 3.00%,
collateralized by a U.S. Government Obligation with
a rate of 5.50%, a maturity date of 08/15/28 and an
aggregate market value of $2,299,201.                                                    2,250,240
                                                                                       -----------
TOTAL SHORT-TERM INVESTMENTS (COST $2,250,240)                                           2,250,240
                                                                                       -----------

TOTAL INVESTMENTS -- 99.3% (COST  $48,699,442)                                         $44,808,334
OTHER ASSETS, LESS LIABILITIES -- 0.7%                                                     319,474
                                                                                       -----------
NET ASSETS -- 100.0%                                                                   $45,127,808
                                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT - Convertible
FLIRB - Front Loaded Interest Reduction Bond
IAB - Interest Arrears Bonds
NCL - Non-callable
PDI - Past Due Interest Bonds
PIK - Payment-in-kind
REIT - Real Estate Investment Trust
DEM - German Deutsche Mark
EUR - Euro
HKD - Hong Kong Dollar
JPY - Japanese Yen
USD - United States Dollar
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b)   Variable Rate Security; rate indicated is as of 06/30/01.
(c)   Zero coupon security.
*     Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1B) (identified cost,
    $48,699,442)                                                    $44,808,334
  Cash                                                                  542,107
  Receivable for investments sold                                       313,081
  Receivable from investment adviser (Note 2)                               977
  Interest and dividends receivable                                     944,464
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                         262,219
  Deferred organization costs (Note 1G)                                   1,080
  Prepaid expenses                                                        4,228
                                                                    -----------
    Total assets                                                     46,876,490
                                                                    -----------
LIABILITIES
  Payable for investments purchased                     $1,460,739
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                            254,180
  Accrued accounting and custody fees                       18,510
  Accrued trustees' fees and expenses (Note 2)                 419
  Accrued expenses and other liabilities                    14,834
                                                        ----------
    Total liabilities                                                 1,748,682
                                                                    -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $45,127,808
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1D)
  Interest income                                                   $ 1,879,910
  Dividend income                                                        99,562
                                                                    -----------
    Total income                                                      1,979,472
EXPENSES
  Investment advisory fee (Note 2)                     $   103,491
  Accounting and custody fees                               48,796
  Legal and audit services                                  19,889
  Insurance expense                                          3,203
  Trustees' fees and expenses (Note 2)                       1,498
  Amortization of organizational expenses (Note 1G)            592
  Miscellaneous                                                374
                                                       -----------
    Total expenses                                         177,843

Deduct:
  Waiver of investment advisory fee                        (74,299)
                                                       -----------
      Net expenses                                                      103,544
                                                                    -----------
        Net investment income                                         1,875,928
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                    (2,199,780)
    Written options transactions                            39,051
    Foreign currency transactions and forward foreign
      currency exchange contracts                          188,020
                                                       -----------
      Net realized loss                                              (1,972,709)
  Change in unrealized appreciation (depreciation)
    Investment securities                                  132,409
    Written options                                        (31,354)
    Foreign currency and forward foreign currency
      exchange contracts                                   102,673
                                                       -----------
      Change in net unrealized appreciation
        (depreciation)                                                  203,728
                                                                    -----------
    Net realized and unrealized loss                                 (1,768,981)
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $   106,947
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2001       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,875,928        $ 3,275,291
  Net realized loss                                         (1,972,709)        (1,046,793)
  Net change in net unrealized appreciation
    (depreciation)                                             203,728         (1,348,986)
                                                           -----------        -----------
  Net increase in net assets from investment operations        106,947            879,512
                                                           -----------        -----------
CAPITAL TRANSACTIONS
  Contributions                                             13,812,019          4,382,121
  Withdrawals                                                 (609,516)        (4,587,048)
                                                           -----------        -----------
  Net increase (decrease) in net assets from capital
    transactions                                            13,202,503           (204,927)
                                                           -----------        -----------
TOTAL INCREASE IN NET ASSETS                                13,309,450            674,585
NET ASSETS
  At beginning of period                                    31,818,358         31,143,773
                                                           -----------        -----------
  At end of period                                         $45,127,808        $31,818,358
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                                SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                                                  FOR THE PERIOD
                                            SIX MONTHS                                             JUNE 2, 1997
                                               ENDED            YEAR ENDED DECEMBER 31,          (COMMENCEMENT OF
                                           JUNE 30, 2001   ----------------------------------      OPERATIONS)
                                          (UNAUDITED)(a)      2000        1999        1998     TO DECEMBER 31, 1997
                                          --------------   ----------  ----------  ----------  --------------------
RATIOS:
  Expenses (to average daily net
    assets)*                                     0.50%+        0.37%       0.00%       0.00%            0.00%+
  Net Investment Income (to average
    daily net assets)*                           9.05%+       10.37%       9.83%       8.40%            8.07%+
  Portfolio Turnover                               66%++        148%        137%        145%              25%++
  Net Assets, End of Period (000's
    omitted)                                  $45,128       $31,818     $31,144     $41,641          $27,784

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

      Ratios (to average daily net assets):
        Expenses                                 0.86%+        0.89%       0.86%       0.75%            1.50%+
        Net investment income                    8.69%+        9.85%       8.97%       7.65%            6.57%+

(a) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was decrease the ratio of net investment income to average net assets from 9.55% to 9.05%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+     Computed on an annualized basis.
++    Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish World High Yield Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At June 30, 2001, there was one fund, Standish World High Yield Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2001 was approximately 100%.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Portfolio's investment adviser. Advisory agreements between the Portfolios and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. CHANGE IN ACCOUNTING PRINCIPLE

      Effective January 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Portfolio, but resulted in the following reclassification of the components as of January 1, 2001, based on securities held by the Portfolio as of that date:

             NET UNREALIZED         UNDISTRIBUTED NET
       APPRECIATION (DEPRECIATION)  INVESTMENT INCOME
       ---------------------------  -----------------
                 $25,031                $(25,031)

      The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $96,628, increase net unrealized appreciation by $58,196, and increase net realized gain (loss) by $38,432. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

      B. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      C. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

      D. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

      E. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      F. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      G. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through May 2002.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. Standish voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Portfolio's average daily net assets for the six months ended June 30, 2001. Pursuant to this agreement, for the six months ended June 30, 2001, Standish voluntarily did not impose $74,299 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish at any time. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001 were as follows:

                                                         PURCHASES      SALES
                                                        -----------  -----------
      U.S. Government Securities                        $   641,848  $   639,813
                                                        ===========  ===========
      Investments (non-U.S.Government Securities)       $39,141,344  $25,450,689
                                                        ===========  ===========

(4)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                               $48,782,669
                                                                   ===========
      Gross unrealized appreciation                                    948,734
      Gross unrealized depreciation                                 (4,923,069)
                                                                   -----------
      Net unrealized depreciation                                  $(3,974,335)
                                                                   ===========

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of written put options for the six months ended June 30, 2001 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      --------------------------------------------------------------------------------------------
                                                                  NUMBER OF CONTRACTS     PREMIUMS
                                                                  -------------------     --------
         Outstanding, beginning of period                                   2             $ 12,334
         Options expired                                                   (2)             (12,334)
                                                                          ---             --------
         Outstanding, end of period                                         0             $      0
                                                                          ===             ========

      At June 30, 2001, the Portfolio had no open written put option contracts.

      A summary of written call options for the six months ended June 30, 2001 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      --------------------------------------------------------------------------------------
                                                            NUMBER OF CONTRACTS     PREMIUMS
                                                            -------------------     --------
         Outstanding, beginning of period                             1             $ 1,943
         Options written                                              1                 689
         Options expired                                             (1)               (689)
         Options closed                                              (1)             (1,943)
                                                                    ---             -------
         Outstanding, end of period                                   0             $     0
                                                                    ===             =======

      At June 30, 2001, the Portfolio had no open written call option contracts.

      A summary of written cross currency options for the six months ended June 30, 2001 is as follows:

      WRITTEN CROSS CURRENCY OPTION TRANSACTIONS
      --------------------------------------------------------------------------------------
                                                            NUMBER OF CONTRACTS     PREMIUMS
                                                            -------------------     --------
         Outstanding, beginning of period                             5             $ 43,781
         Options written                                              2                9,246
         Options expired                                             (2)             (13,944)
         Options closed                                              (5)             (39,083)
                                                                    ---             --------
         Outstanding, end of period                                   0             $      0
                                                                    ===             ========

      At June 30, 2001, the Portfolio had no open written cross currency option contracts.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      The Portfolio entered into no such transactions during the six months ended June 30, 2001.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2001, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                     LOCAL PRINCIPAL         CONTRACT             MARKET          AGGREGATE       UNREALIZED
      CONTRACTS TO RECEIVE               AMOUNT             VALUE DATE             VALUE         FACE AMOUNT     GAIN/(LOSS)
      ----------------------------------------------------------------------------------------------------------------------
      Argentinian Peso                    2,071,111   12/03/2001-04/17/2002     $1,784,438       $1,895,312      $(110,874)
      Euro Dollar                         1,687,000      08/22-09/19/2001        1,428,233        1,439,552        (11,319)
      Hong Kong Dollar                    5,232,979         08/13/2001             670,890          671,643           (753)
      Japanese Yen                        5,040,000         09/19/2001              40,751           41,210           (459)
      Mexican Peso                        2,274,408         06/23/2003             202,777          176,997         25,780
      Polish Zloty                        1,653,220         08/03/2001             406,880          342,069         64,811
      Thai Baht                          13,865,200         07/27/2001             306,134          325,933        (19,799)
                                                                                ----------       ----------      ---------
      TOTAL                                                                     $4,840,103       $4,892,716      $ (52,613)
                                                                                ==========       ==========      =========

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               LOCAL PRINCIPAL         CONTRACT             MARKET          AGGREGATE       UNREALIZED
      CONTRACTS TO DELIVER         AMOUNT             VALUE DATE             VALUE         FACE AMOUNT     GAIN/(LOSS)
      ----------------------------------------------------------------------------------------------------------------
      Argentinian Peso              2,071,111   12/03/2001-04/17/2002     $1,784,438       $1,880,723       $ 96,285
      Euro Dollar                   3,811,122      07/02-09/19/2001        3,226,723        3,256,409         29,686
      Hong Kong Dollar              5,232,979         08/13/2001             670,890          663,051         (7,839)
      Japanese Yen                 20,900,000         09/19/2001             168,987          171,734          2,747
      Mexican Peso                  2,274,408         06/23/2003             202,777          186,810        (15,967)
      New Zealand Dollar                5,000         09/19/2001               2,017            2,085             68
      Polish Zloty                  1,653,220         08/03/2001             406,880          319,710        (87,170)
      Thai Baht                    13,865,200         07/27/2001             306,134          340,000         33,866
                                                                          ----------       ----------       --------
      TOTAL                                                               $6,768,846       $6,820,522       $ 51,676
                                                                          ==========       ==========       ========

      FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                 MARKET                              MARKET        CONTRACT       UNREALIZED
      CONTRACTS TO DELIVER        VALUE       IN EXCHANGE FOR        VALUE        VALUE DATE         GAIN
      ------------------------------------------------------------------------------------------------------
      Euro Dollar               $222,383      Hungarian Forint      $231,359      09/11/2001        $8,976
                                --------                            --------                        ------
      TOTAL                     $222,383                            $231,359                        $8,976
                                ========                            ========                        ======

(6)   DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      At June 30, 2001, the Portfolio did not have any delayed delivery transactions.

(7)   CONCENTRATION OF RISK:

      The Portfolio invests in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the value of high yield securities tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

      There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(8)   LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH WORLD HIGH YIELD PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

      For the six months ended June 30, 2001, the expense related to the commitment fee was $358 for the Portfolio.

      During the six months ended June 30, 2001, the Portfolio had no borrowings under the credit facility.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1B) (identified cost,
    $67,879,817)                                                    $68,364,519
  Receivable for investments sold                                       619,210
  Interest receivable                                                   587,109
  Receivable for delayed delivery transactions (Note 7)               1,819,898
  Prepaid expenses                                                       11,189
                                                                    -----------
    Total assets                                                     71,401,925

LIABILITIES
  Payable for investments purchased                     $9,048,271
  Payable for Fund shares redeemed                           1,943
  Payable for variation margin on open financial
    futures contracts (Note 6)                              10,938
  Payable for delayed delivery transactions (Note 7)     1,814,625
  Distributions payable                                    645,911
  Options written, at value (Note 6) (premiums
    received, $45,662)                                      30,436
  Accrued accounting, custody and transfer agent fees       16,744
  Accrued trustees' fees and expenses (Note 2)                 273
  Accrued expenses and other liabilities                    13,143
                                                        ----------
    Total liabilities                                                11,582,284
                                                                    -----------
NET ASSETS                                                          $59,819,641
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $57,756,775
  Accumulated net realized gain                                       1,316,564
  Undistributed net investment income                                   199,895
  Net unrealized appreciation                                           546,407
                                                                    -----------
TOTAL NET ASSETS                                                    $59,819,641
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             2,878,998
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $     20.78
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1D)
  Interest income                                                   $ 1,905,988
  Dividend income                                                         2,625
                                                                    -----------
    Total investment income                                           1,908,613

EXPENSES
  Investment advisory fee (Note 2)                     $   115,809
  Accounting, custody, and transfer agent fees              53,450
  Legal and audit services                                  15,065
  Insurance expense                                          4,069
  Registration fees                                          3,159
  Trustees' fees and expenses (Note 2)                       2,597
  Miscellaneous                                              1,872
                                                       -----------
      Total expenses                                       196,021

Deduct:
  Waiver of investment advisory fee (Note 2)              (115,809)
  Reimbursement of Fund operating expenses (Note 2)        (80,212)
                                                       -----------
    Total expense deductions                              (196,021)
                                                       -----------
      Net expenses                                                            0
                                                                    -----------
        Net investment income                                         1,908,613
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     1,569,731
    Financial futures contracts                            (52,594)
    Written options transactions                          (142,391)
                                                       -----------
      Net realized gain                                               1,374,746
  Change in unrealized appreciation (depreciation)
    Investment securities                               (1,213,926)
    Financial futures contracts                             (5,793)
    Written options                                        140,917
                                                       -----------
      Change in net unrealized appreciation
        (depreciation)                                               (1,078,802)
                                                                    -----------
    Net realized and unrealized gain                                    295,944
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 2,204,557
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           FOR THE PERIOD FROM
                                                                              JUNE 1, 2000
                                                         SIX MONTHS ENDED   (COMMENCEMENT OF
                                                          JUNE 30, 2001      OPERATIONS) TO
                                                           (UNAUDITED)      DECEMBER 31, 2001
                                                         ----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,908,613         $ 2,316,787
  Net realized gain                                          1,374,746             768,547
  Change in net unrealized appreciation (depreciation)      (1,078,802)          1,605,933
                                                           -----------         -----------
  Net increase in net assets from investment operations      2,204,557           4,691,267
                                                           -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                (1,690,496)         (2,333,881)
  From net realized gains on investments                      (219,192)           (589,389)
                                                           -----------         -----------
  Total distributions to shareholders                       (1,909,688)         (2,923,270)
                                                           -----------         -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           4,826,010          58,058,366
  Value of shares issued to shareholders in payment of
    distributions declared                                     636,501           2,912,564
  Cost of shares redeemed                                   (3,384,865)         (5,291,801)
                                                           -----------         -----------
  Net increase in net assets from Fund share
    transactions                                             2,077,646          55,679,129
                                                           -----------         -----------
TOTAL INCREASE IN NET ASSETS                                 2,372,515          57,447,126
NET ASSETS
  At beginning of period                                    57,447,126                  --
                                                           -----------         -----------
  At end of period (including undistributed net
    investment income of $199,895 and $1,054)              $59,819,641         $57,447,126
                                                           ===========         ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           FOR THE PERIOD
                                                           SIX MONTHS       JUNE 1, 2000
                                                              ENDED       (COMMENCEMENT OF
                                                          JUNE 30, 2001    OPERATIONS) TO
                                                         (UNAUDITED)(a)   DECEMBER 31, 2000
                                                         --------------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 20.65           $ 20.00
                                                             -------           -------
FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.69(1)           0.86(1)
  Net realized and unrealized gain on investments               0.12              0.89
                                                             -------           -------
Total from investment operations                                0.81              1.75
                                                             -------           -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                   (0.60)            (0.88)
  From net realized gain on investments                        (0.08)            (0.22)
                                                             -------           -------
Total distributions to shareholders                            (0.68)            (1.10)
                                                             -------           -------
NET ASSET VALUE, END OF PERIOD                               $ 20.78           $ 20.65
                                                             =======           =======
TOTAL RETURN+++                                                 3.86%++           8.87%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)                        0.00+             0.00+
  Net Investment Income (to average daily net assets)           6.59%+            7.21%+
  Portfolio Turnover                                             179%++            136%++
  Net Assets, End of Period (000's omitted)                  $59,820           $57,447

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee and reimbursed the Fund for all of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

      Net investment income per share                        $  0.62(1)        $  0.78(1)
      Ratios (to average daily net assets):
        Expenses                                                0.68%+            0.72%+
        Net investment income                                   5.91%+            6.48%+

(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was decrease net investment income per share by $0.003, increase net realized and unrealized gains and losses per share by $0.003 and decrease the ratio of net investment income to average net assets from 6.62% to 6.59%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)   Calculated based on average shares outstanding.
+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absence of expense waivers.

      Rollforward ending balance

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 110.3%
ASSET BACKED -- 23.4%
Advanta Home Equity Trust 1997-2 M1             7.550%       06/25/2027        $  237,290  $   242,546
Advanta Mortgage Loan Trust 1997-4 M1           7.040%       01/25/2029           114,683      115,751
Advanta Mortgage Loan Trust 2002-2 A3           7.760%       05/25/2018           625,000      651,081
American Express Credit Account Master Trust
  1997-1 B                                      6.550%       04/15/2005           700,000      715,515
American Express Master Trust 1998-1 A          5.900%       04/15/2004           400,000      408,188
Americredit Auto Receivable Trust 1999-B        5.960%       03/12/2006         1,000,000    1,018,004
BMW Vehicle Owner Trust 2001-A A3               4.700%       03/25/2005           625,000      624,042
CIT Marine Trust 1999-A4                        6.250%       11/15/2019           125,000      121,273
Capital One Master Trust 1999-2 C(a)            4.580%       07/15/2005         1,000,000      994,240
Chase Manhattan Auto Owner 1997-B               6.750%       01/15/2004           350,000      351,295
Citibank Credit Card Issuance Trust 2000-C1     7.450%       09/15/2007           200,000      206,431
Conseco Finance Securitizations Corp. 2000-5
  A3                                            7.210%       02/01/2032           325,000      335,869
First USA Credit Card Master Trust 1997-6 A     6.420%       03/17/2005         1,100,000    1,123,932
First USA Credit Card Master Trust 1999-4
  C(a)                                          4.600%       01/19/2005         1,548,000    1,545,970
Ford Credit Auto Owner Trust 2001-A B           5.960%       07/15/2005           575,000      582,795
Green Tree Financial Corp. 1996-10 M1           7.240%       11/15/2028           200,000      192,412
Green Tree Financial Corp. 1998-1 A3            5.950%       04/01/2013           296,642      296,674
Green Tree Financial Corp. 1998-6 A5            6.060%       04/01/2018           250,000      252,070
Green Tree Financial Corp. 1998-8 M1            6.980%       09/01/2030           100,000       93,241
MBNA Master Credit Card Trust 1998-C C          6.350%       11/15/2005           300,000      304,052
MBNA Master Credit Card Trust 1999-F C          6.950%       01/16/2007           175,000      179,375
MBNA Master Credit Card Trust 1999-K C(a)       4.930%       03/15/2005         1,000,000    1,001,888
MBNA Master Credit Card Trust 2000-I C          7.650%       01/15/2008           525,000      544,794
Premier Auto Trust 1997-2 B                     6.530%       12/06/2003         1,150,000    1,153,167
Residential Asset Securities Corp. 2000-KS5
  AI3                                           7.040%       04/25/2026           200,000      205,466
Residential Funding 1997-HS5 M1                 7.010%       05/25/2027           325,000      328,114
Residential Funding 2000-HI2 AI3                7.900%       02/25/2015           275,000      285,675
Vanderbilt Mortgage Finance 1998-B 1A6          6.780%       07/07/2028            75,000       69,960
Vanderbilt Mortgage Finance 1998-C 1A6          6.750%       10/07/2028            75,000       69,553
                                                                                           -----------
Total Asset Backed (Cost $13,933,306)                                                       14,013,373
                                                                                           -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
Bear Stearns Mortgage 1998-2 B                  6.750%       04/30/2030            62,114       60,620
Housing Securities Inc. 1994-2 A1               6.500%       07/25/2009           167,253      168,586
                                                                                           -----------
Total Collateralized Mortgage Obligations (Cost $222,403)                                      229,206
                                                                                           -----------
CORPORATE -- 31.0%
BANK BONDS -- 5.1%
Branch Bank & Trust Notes(a)                    6.375%       06/30/2005           360,000      362,082
First Union Bank Sub. Notes NCL                 5.800%       12/01/2008           450,000      424,346
First Union Corp.                               6.550%       10/15/2035           150,000      152,104
Firstar Bank                                    7.125%       12/01/2009           450,000      461,492
FleetBoston Corp. Sub Notes                     8.375%       12/15/2002         1,000,000    1,050,736
National City Corp.                             6.875%       05/15/2019           300,000      285,244
Suntrust Banks Inc.                             7.750%       05/01/2010           275,000      294,148
                                                                                           -----------
                                                                                             3,030,152
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
FINANCIAL -- 6.6%
Duke Realty Investments REIT                    7.375%       09/22/2005         $ 360,000  $   369,024
Equity Office Properties Trust Senior Notes
  REIT                                          6.625%       02/15/2005           150,000      151,486
Equity Residential Properties Operating LP      6.950%       03/02/2011           150,000      148,006
Ford Motor Credit Co.                           6.700%       07/16/2004           150,000      153,021
Ford Motor Credit Co.                           7.500%       03/15/2005           100,000      103,958
Ford Motor Credit Co. Senior Notes              5.800%       01/12/2009           550,000      510,361
Ford Motor Credit Co. Senior Notes              6.875%       02/01/2006           300,000      304,031
Ford Motor Credit Co. Senior Notes              7.375%       02/01/2011           100,000      101,043
Goldman Sachs Group, Inc.                       6.875%       01/15/2011           500,000      497,027
Merrill Lynch & Co.                             6.000%       02/12/2003           640,000      650,730
Simon Debartolo Notes NCL REIT                  6.750%       06/15/2005           425,000      420,958
Wellsford REIT Senior Notes                     9.375%       02/01/2002           500,000      512,388
                                                                                           -----------
                                                                                             3,922,033
                                                                                           -----------
INDUSTRIAL BONDS -- 18.2%
AOL Time Warner                                 6.750%       04/15/2011           300,000      294,694
Ahold Finance USA, Inc.                         6.250%       05/01/2009           600,000      570,370
Albertson's, Inc.                               8.000%       05/01/2031           225,000      225,890
Andarko Petroleum Corp.                         7.200%       03/15/2029           125,000      124,482
Archer-Daniels-Midland                          7.000%       02/01/2031           300,000      290,414
COX Radio, Inc. Senior Notes                    6.625%       02/15/2006           100,000       99,625
CSX Corp.                                       6.250%       10/15/2008           240,000      230,090
CSX Corp.                                       7.250%       05/01/2027           150,000      154,091
Coastal Corp.                                   6.375%       02/01/2009           200,000      188,804
Cox Communications, Inc.                        6.400%       08/01/2008           450,000      435,085
DTE Energy Co. Senior Notes                     6.450%       06/01/2006           225,000      225,931
Daimler Chrysler NA Holding                     7.200%       09/01/2009           675,000      669,551
Daimler Chrysler NA Holding                     7.750%       01/18/2011           275,000      283,174
EOP Operating LP                                6.763%       06/15/2007           100,000      100,646
El Paso Energy Corp. Senior Notes               7.000%       05/15/2011           350,000      337,886
Georgia Power Co. Senior Notes                  6.200%       02/01/2006           300,000      300,707
IBM Corp.                                       6.220%       08/01/2027           200,000      204,247
International Flavors & Fragrance               6.450%       05/15/2006           225,000      224,520
Kellogg Co. 144A                                7.450%       04/01/2031           150,000      147,675
Kroger Co.                                      8.050%       02/01/2010           400,000      425,376
News America Holdings Corp. Senior Notes        8.500%       02/15/2005           275,000      291,527
News America, Inc.                              6.750%       01/09/2038           250,000      240,000
Niagara Mohawk Power                            7.375%       07/01/2003           207,927      213,254
Norfolk Southern Corp.                          7.050%       05/01/2037           525,000      538,799
Phillips Petroleum Co.                          7.000%       03/30/2029           150,000      144,423
Progress Energy, Inc. Senior Notes              7.750%       03/01/2031           100,000      102,175
Qwest Communications International, Inc.
  Senior Notes                                  7.500%       11/01/2008           375,000      383,374
Safeway, Inc. Senior Notes                      6.500%       03/01/2011           300,000      293,237
Safeway, Inc. Senior Notes                      7.250%       02/01/2031           150,000      145,839
TCI Communications, Inc.                        7.125%       02/15/2028           175,000      161,564
TCI Communications, Inc.                        7.875%       02/15/2026            75,000       75,491
TRW Inc.                                        6.625%       06/01/2004           560,000      563,129
Time Warner Entertainment                       8.375%       03/15/2023           150,000      163,019
Time Warner, Inc.                               6.950%       01/15/2028           175,000      161,472
Times Mirror Co.                                7.450%       10/15/2009           270,000      276,627

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
INDUSTRIAL BONDS (CONTINUED)
Transocean Sedco Forex 144A                     7.500%       04/15/2031         $ 100,000  $   100,335
Viacom, Inc.                                    7.700%       07/30/2010           465,000      489,385
Westvaco Corp.                                  7.950%       02/15/2031            75,000       72,401
Westvaco Corp.                                  8.200%       01/15/2030            50,000       49,543
Wisconsin Central Transportation Notes          6.625%       04/15/2008           330,000      323,365
Worldcom, Inc.                                  8.000%       05/15/2006           400,000      415,520
Worldcom, Inc.                                  8.250%       05/15/2031           150,000      147,360
                                                                                           -----------
                                                                                            10,885,097
                                                                                           -----------
PUBLIC UTILITY -- 1.1%
NiSource Finance Corp.                          7.500%       11/15/2003           425,000      440,773
Texas Utilities Electric Co.                    8.250%       04/01/2004           225,000      238,109
                                                                                           -----------
                                                                                               678,882
                                                                                           -----------
Total Corporate (Cost $18,225,998)                                                          18,516,164
                                                                                           -----------
FOREIGN GOVERNMENT/OTHER -- 5.1%
YANKEE BONDS -- 5.1%
Abbey National PLC(a)                           6.700%       06/29/2049           375,000      364,972
British Telecommunications PLC                  8.625%       12/15/2030           275,000      300,094
Commonwealth Bank of Australia                  8.500%       06/01/2010            75,000       83,666
Deutsche Telekom                                8.250%       06/15/2030           275,000      280,692
Edperbrascan Ltd. Notes                         7.375%       10/01/2002           370,000      371,434
National Westminster Bank(a)                    7.750%       04/29/2049           430,000      439,649
Nortel Networks Corp.                           6.125%       02/15/2006           100,000       86,375
Royal Caribbean Cruises                         7.000%       10/15/2007           150,000      135,480
Stora Enso Oyj Senior Notes                     7.375%       05/15/2011           175,000      176,985
Telus Corp.                                     7.500%       06/01/2007           300,000      304,500
Tyco International Group SA                     6.125%       11/01/2008            90,000       86,526
Tyco International Group SA                     6.750%       02/15/2011           150,000      148,829
Tyco International Group SA                     7.000%       06/15/2028           325,000      309,498
                                                                                           -----------
                                                                                             3,088,700
                                                                                           -----------
Total Foreign Government/Other (Cost $3,012,177)                                             3,088,700
                                                                                           -----------
NON-AGENCY -- 4.9%
PASS THRU SECURITIES -- 4.9%
Chase Commercial Mortgage Securities Corp.
  1997-1 E Non-ERISA                            7.370%       12/19/2007           175,000      173,558
Chase Commercial Mortgage Securities Corp.
  1997-2D Non-ERISA                             6.600%       12/25/2007           325,000      314,298
FDIC REMIC Trust 1994-C1 2C                     8.450%       09/25/2025         1,039,256    1,038,607
GMAC Commercial Mortgage Securities, Inc.
  1997-C1 D                                     6.997%       07/15/2029           200,000      202,790
Merrill Lynch Mortgage Investments 1996-C2 D
  Non-ERISA                                     6.960%       11/21/2028           150,000      145,590
Merrill Lynch Mortgage Investments 1996-C2 E
  Non-ERISA                                     6.960%       11/21/2028           250,000      227,100
Merrill Lynch Mortgage Investments 1997-C1 D
  Non-ERISA                                     7.120%       06/18/2029           250,000      247,575
Morgan Stanley Capital I 1997-WF1 E             7.490%       05/15/2009           375,000      377,369
Morgan Stanley Dean Witter Capital, Inc.
  2001-PPM A2                                   6.400%       02/01/2031           171,489      172,149
                                                                                           -----------
Total Non-Agency (Cost $2,811,018)                                                           2,899,036
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY -- 38.1%
PASS THRU SECURITIES -- 38.1%
FHLMC                                          7.500%        02/01/2030        $  556,478  $   568,415
FHLMC Gold 30 Yr (TBA)#                        7.000%        08/01/2031         1,800,000    1,803,942
FNMA                                           6.500%  06/01/2016 - 05/01/2031  1,175,060    1,167,854
FNMA                                           7.000%  07/01/2029 - 06/01/2031  3,680,609    3,699,737
FNMA                                           7.500%  11/01/2028 - 07/01/2031  5,224,128    5,333,940
FNMA                                           8.000%  05/01/2029 - 01/01/2031  3,568,292    3,686,196
FNMA (TBA)#                                    6.500%        07/01/2031         4,925,000    4,846,496
FNMA (TBA)#                                    7.000%        07/01/2031           325,000      326,424
FNMA (TBA)#                                    8.000%        07/01/2031           800,000      826,248
GNMA                                           8.000%  08/15/2025 - 11/15/2026    537,681      558,051
                                                                                           -----------
Total U.S. Government Agency (Cost $22,784,355)                                             22,817,303
                                                                                           -----------
U.S. TREASURY OBLIGATIONS -- 7.4%
TREASURY BONDS -- 5.3%
U.S. Treasury Bond                             6.250%        05/15/2030         2,970,000    3,145,854
                                                                                           -----------
TREASURY NOTES -- 2.1%
U.S. Treasury Inflation Index Note (TIPS)      4.250%        01/15/2010           762,091      806,626
U.S. Treasury Note                             5.125%        12/31/2002           325,000      329,570
U.S. Treasury Note+                            6.750%        05/15/2005            75,000       79,851
U.S. Treasury Note                             7.875%        11/15/2004            50,000       54,758
                                                                                           -----------
                                                                                             1,270,805
                                                                                           -----------
Total U.S. Treasury Obligations (Cost $4,479,513)                                            4,416,659
                                                                                           -----------
TOTAL BONDS AND NOTES (COST $65,468,770)                                                    65,980,441
                                                                                           -----------
                                                                                CONTRACT
                                                                                  SIZE
                                                                                ---------
PURCHASED OPTIONS -- 0.1%
Floor 3 month LIBOR, Strike Price 4.00%,
  05/29/2003                                                                       59,000       10,974
UST 4.63% Call, Strike Price 100.09,
  08/06/2001                                                                       14,250        1,559
UST 5.75% Call, Strike Price 102.69,
  11/20/2001                                                                       14,750       10,590
UST 5.75% Call, Strike Price 103.09,
  11/20/2001                                                                       17,580       10,161
UST 5.75% Call, Strike Price 103.97,
  08/01/2001                                                                       10,750        2,634
UST 6.38% Call, Strike Price 98.95,
  07/02/2001                                                                        5,000            0
                                                                                           -----------
TOTAL PURCHASED OPTIONS (COST $62,887)                                                          35,918
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.9%
COMMERCIAL PAPER -- 3.3%
BMW US Capital Corp.=/=                         3.830%       07/05/2001        $1,000,000  $    99,468
Enron Corp.=/=                                  4.270%       07/02/2001         1,000,000      999,763
                                                                                           -----------
                                                                                             1,999,231
                                                                                           -----------
REPURCHASE AGREEMENTS -- 0.6%
Tri-party repurchase agreement dated 06/29/01
with Salomon Smith Barney, Inc. and Investors
Bank and Trust Company, due 07/02/2001, with
a maturity value of $349,017 and an effective
yield of 3.00%, collateralized by a U.S.
Government Obligation with a rate of 5.50%, a
maturity date of 08/15/2028 and an aggregated
market value of $360,468.                                                                      348,929
                                                                                           -----------
TOTAL SHORT-TERM INVESTMENTS (COST $2,348,160)                                               2,348,160
                                                                                           -----------

TOTAL INVESTMENTS -- 114.3% (COST  $67,879,817)                                            $68,364,519
OTHER ASSETS, LESS LIABILITIES -- (14.3%)                                                   (8,544,878)
                                                                                           -----------
NET ASSETS -- 100.0%                                                                       $59,819,641
                                                                                           ===========

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
FHLMC - Federal Home Loan Mortgage Corporation
FLIRB - Front Loaded Interest Reduction Bond
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
NCL - Non-callable
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Securities
(a)   Variable Rate Security; rate indicated is as of 06/30/01.
#     Delayed delivery contract.
+     Denotes all or part of security pledged as collateral.
=/=   Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish High Grade Bond Fund (the "Fund") is a separate diversified investment series of the Trust.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Fund's investment adviser. Advisory agreements between the Funds and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. CHANGE IN ACCOUNTING PRINCIPLE

      Effective January 1, 2001, through its investment in the Portfolio, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Portfolio as of that date:

            NET UNREALIZED         UNDISTRIBUTED NET
      APPRECIATION (DEPRECIATION)  INVESTMENT INCOME
      ---------------------------  ------------------
                $19,276                 $(19,276)

      The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $8,392, decrease net unrealized appreciation (depreciation) by $4,043 and increase net realized gain
      (loss) by $12,435. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

      B. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      C. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

      D. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

      E. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      G. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.00% of the Fund's average daily net assets for the six months ended June 30, 2001. Pursuant to this agreement, for the six months ended June 30, 2001, Standish voluntarily did not impose $115,809 of its investment advisory fee and reimbursed the Fund for $80,212 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish at any time. Effective July 1, 2001, the voluntary limitation of total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) will become 0.40% of the Fund's

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      average daily net assets. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001 were as follows:

                                                        PURCHASES      SALES
                                                       -----------  -----------
      U.S. Government Securities                       $69,078,914  $66,825,522
                                                       ===========  ===========
      Investments (non-U.S.Government Securities)      $47,666,377  $46,742,050
                                                       ===========  ===========

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                     FOR THE PERIOD
                                                                                      JUNE 1, 2000
                                                               SIX MONTHS ENDED     (COMMENCEMENT OF
                                                                JUNE 30, 2001          OPERATIONS)
                                                                 (UNAUDITED)      TO DECEMBER 31, 2000
                                                               ----------------   --------------------
      Shares sold                                                   228,939             2,894,127
      Shares issued to shareholders in payment of
        distributions declared                                       30,435               142,846
      Shares redeemed                                              (162,196)             (255,153)
                                                                   --------             ---------
      Net increase                                                   97,178             2,781,820
                                                                   ========             =========

      At June 30, 2001, two shareholders held of record approximately 78% and 10% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

      In connection with the commencement of operations, the Fund acquired its investments from the Standish Securitized Fund and the Standish Fixed Income Fund II. The securities were acquired at market value on June 1, June 9, and June 23, 2000. The total value of securities upon acquisition from the Standish Securitized Fund and the Standish Fixed Income Fund II was $1,597,641 and $47,758,708, respectively.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                                $67,894,825
                                                                    ===========
      Gross unrealized appreciation                                     739,879
      Gross unrealized depreciation                                    (270,410)
                                                                    -----------
      Net unrealized appreciation                                   $   469,469
                                                                    ===========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of the written put options for the six months ended June 30, 2001 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ------------------------------------------------------------------------------------------
                                                                  NUMBER OF CONTRACTS  PREMIUMS
                                                                  -------------------  ---------
         Outstanding, beginning of period                                  5            $ 47,471
         Options written                                                   3              38,406
         Options expired                                                  (4)            (35,002)
         Options closed                                                   (1)            (12,469)
                                                                          --            --------
         Outstanding, end of period                                        3            $ 38,406
                                                                          ==            ========

      At June 30, 2001, the Fund held the following written put option contracts:

      SECURITY                                           CONTRACTS     VALUE
      -----------------------------------------------------------------------
      UST 5.75% Put, Strike Price 102.47, 08/01/2001          1       $12,115
      UST 5.75% Put, Strike Price 101.11, 11/20/2001          1        10,126
      UST 5.75% Put, Strike Price 100.74, 11/20/2001          1         6,697
                                                                      -------
      Total (premiums received $38,406)                               $28,938
                                                                      =======

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      A summary of the written call options for the six months ended June 30, 2001 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      ------------------------------------------------------------------------------------------
                                                                  NUMBER OF CONTRACTS  PREMIUMS
                                                                  -------------------  ---------
         Outstanding, beginning of period                                   8          $ 60,558
         Options written                                                    6            45,979
         Options exercised                                                 (1)          (32,967)
         Options expired                                                   (1)           (2,625)
         Options closed                                                   (10)          (63,689)
                                                                          ---          --------
         Outstanding, end of period                                         2          $  7,256
                                                                          ===          ========

      At June 30, 2001, the Fund held the following written call option contracts:

      SECURITY                                           CONTRACTS     VALUE
      ------------------------------------------------------------------------
      UST 5.75% Call, Strike Price 109.47, 08/01/2001         1       $   14
      FNMA 7.00% Call, Strike Price 101.83, 08/06/2001        1        1,484
                                                                      ------
      Total (premiums received $7,256)                                $1,498
                                                                      ======

      At June 30, 2001, the Fund had segregated sufficient securities for open written options contracts.

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At June 30, 2001, the Fund held the following financials futures contracts:

                                                         EXPIRATION   UNDERLYING FACE
      CONTRACT                                 POSITION     DATE      AMOUNT AT VALUE  UNREALIZED GAIN/(LOSS)
      -------------------------------------------------------------------------------------------------------
      U.S. Long Bond (25 contracts)               Long     9/28/01      $2,507,813            $42,000
      U.S. 5 Year (17 contracts)                 Short     9/28/01       1,756,844             (4,112)
      U.S. 10 Year Note (15 contracts)           Short     9/28/01       1,545,234              8,591
                                                                                              -------
                                                                                              $46,479
                                                                                              =======

      At June 30, 2001, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                          STANDISH HIGH GRADE BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(7)   DELAYED DELIVERY TRANSACTIONS:

      The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

      The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      At June 30, 2001, the Fund had the following delayed delivery transactions outstanding:

      TYPE                       SECURITY                 SETTLEMENT DATE  PAYABLE AMOUNT
      -----------------------------------------------------------------------------------
       BUY         FHLMC Gold 30 Yr, 7.0%, 08/01/2031         07/16/2001     $1,814,625
                                                                             ==========

                                                                             RECEIVABLE
                                                                               AMOUNT
      -----------------------------------------------------------------------------------
      SELL         FHLMC Gold 30 Yr, 7.0%, 08/01/2031         07/16/2001     $1,819,898
                                                                             ==========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1B) (identified cost,
    $486,100,133)                                                    $458,154,004
  Cash                                                                     11,771
  Receivable for investments sold                                      43,105,296
  Receivable for Fund shares sold                                          75,312
  Interest receivable                                                   9,961,530
  Receivable for variation margin on open financial
    futures contracts (Note 7)                                            113,500
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 7)                                        21,784,205
  Prepaid expenses                                                         35,409
                                                                     ------------
    Total assets                                                      533,241,027

LIABILITIES
  Payable for investments purchased                     $61,789,655
  Payable for Fund shares redeemed                          175,746
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 7)                           3,678,862
  Distributions payable                                   1,310,014
  Due to custodian                                           77,051
  Options written, at value (Note 7) (premiums
    received, $162,919)                                      37,475
  Accrued accounting, custody and transfer agent fees       119,243
  Accrued trustees' fees and expenses (Note 2)                4,930
  Accrued expenses and other liabilities                     54,101
                                                        -----------
    Total liabilities                                                  67,247,077
                                                                     ------------
NET ASSETS                                                           $465,993,950
                                                                     ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                    $556,532,861
  Accumulated net realized loss                                       (58,841,572)
  Distributions in excess of net investment income                    (12,951,551)
  Net unrealized depreciation                                         (18,745,788)
                                                                     ------------
TOTAL NET ASSETS                                                     $465,993,950
                                                                     ============
NET ASSETS ATTRIBUTABLE TO:
  Institutional Class                                                $465,364,191
                                                                     ============
  Service Class                                                      $    629,759
                                                                     ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  Institutional Class                                                  24,212,946
                                                                     ============
  Service Class                                                            33,086
                                                                     ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)
    Institutional Class                                              $      19.22
                                                                     ============
    Service Class                                                    $      19.03
                                                                     ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1D)
  Interest income (net of foreign withholding taxes of
    $12,149)                                                          $11,224,432
                                                                      -----------

EXPENSES
  Investment advisory fee (Note 2)                      $    933,999
  Accounting and custody fees                                281,389
  Legal and audit services                                    47,965
  Registration fees                                           18,348
  Trustees' fees and expenses (Note 2)                        13,836
  Insurance expense                                            9,984
  Transfer agent fees - Institutional Class                    8,722
  Transfer agent fees - Service Class                          3,660
  Service fees - Service Class (Note 3)                          881
  Miscellaneous                                               11,119
                                                        ------------
    Total expenses                                         1,329,903

Deduct:
  Reimbursement of operating expenses - Service Class
    (Note 2)                                                  (3,620)
                                                        ------------
      Net expenses                                                      1,326,283
                                                                      -----------
        Net investment income                                           9,898,149
                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (15,826,350)
    Written options transactions                            (556,249)
    Foreign currency transactions and forward foreign
      currency exchange contracts                         21,170,983
                                                        ------------
      Net realized gain                                                 4,788,384
  Change in unrealized appreciation (depreciation)
    Investment securities                                (23,418,892)
    Financial futures contracts                              (22,735)
    Written options                                        1,383,684
    Foreign currency and forward foreign currency
      exchange contracts                                  19,924,936
                                                        ------------
      Change in net unrealized appreciation
        (depreciation)                                                 (2,133,007)
                                                                      -----------
    Net realized and unrealized gain                                    2,655,377
                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $12,553,526
                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2001       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $  9,898,149     $   42,992,365
  Net realized gain                                           4,788,384         25,593,150
  Change in net unrealized appreciation (depreciation)       (2,133,007)           501,512
                                                           ------------     --------------
  Net increase in net assets from investment operations      12,553,526         69,087,027
                                                           ------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1H)
  From net investment income
    Institutional Class                                      (6,444,748)       (46,076,320)
    Service Class                                                (8,845)            (5,477)
  In excess of net investment income
    Institutional Class                                              --        (58,404,791)
    Service Class                                                    --            (31,640)
                                                           ------------     --------------
  Total distributions to shareholders                        (6,453,593)      (104,518,228)
                                                           ------------     --------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 5)
  Net proceeds from sale of shares
    Institutional Class                                      46,418,331         75,568,100
    Service Class                                               758,703            676,433
  Value of shares issued to shareholders in payment of
    distributions declared
    Institutional Class                                       5,039,542         80,502,215
    Service Class                                                 8,845             37,117
  Cost of shares redeemed
    Institutional Class                                     (46,521,368)      (717,776,916)
    Service Class                                              (355,950)          (472,400)
                                                           ------------     --------------
  Net increase (decrease) in net assets from Fund share
    transactions                                              5,348,103       (561,465,451)
                                                           ------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      11,448,036       (596,896,652)
NET ASSETS
  At beginning of period                                    454,545,914      1,051,442,566
                                                           ------------     --------------
  At end of period (including distributions in excess
    of net investment income of $12,951,551 and
    $15,522,634)                                           $465,993,950     $  454,545,914
                                                           ============     ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                             JUNE 30,                         YEAR ENDED DECEMBER 31,
                                               2001       ----------------------------------------------------------------
                                          (UNAUDITED)(a)     2000         1999          1998          1997         1996
                                          --------------  ----------  ------------  ------------  ------------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $  18.97      $  21.32    $    23.22    $    22.81    $    23.25    $  23.21
                                             --------      --------    ----------    ----------    ----------    --------
FROM INVESTMENT OPERATIONS:
  Net investment income                          0.41(1)       1.12(1)       1.34(1)       1.38(1)       1.54(1)     1.72(1)
  Net realized and unrealized gain
    (loss) on investments                        0.11          0.84         (1.15)         0.58          1.16        1.73
                                             --------      --------    ----------    ----------    ----------    --------
Total from investment operations                 0.52          1.96          0.19          1.96          2.70        3.45
                                             --------      --------    ----------    ----------    ----------    --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (0.27)        (1.90)        (2.08)        (1.21)        (2.86)      (2.64)
  In excess of net investment income               --         (2.41)           --            --            --          --
  From net realized gain on investments            --            --         (0.01)        (0.34)        (0.28)      (0.77)
                                             --------      --------    ----------    ----------    ----------    --------
Total distributions to shareholders             (0.27)        (4.31)        (2.09)        (1.55)        (3.14)      (3.41)
                                             --------      --------    ----------    ----------    ----------    --------
NET ASSET VALUE, END OF PERIOD               $  19.22      $  18.97    $    21.32    $    23.22    $    22.81    $  23.25
                                             ========      ========    ==========    ==========    ==========    ========
TOTAL RETURN                                     2.73%++       9.68%         0.79%         8.73%        11.86%      15.28%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)         0.57%+        0.53%         0.52%         0.52%         0.53%       0.53%
  Net Investment Income (to average
    daily net assets)                            4.24%+        5.21%         5.82%         5.92%         6.37%       7.17%
  Portfolio Turnover                              113%++        240%          162%          156%          173%        226%
  Net Assets, End of Period (000's
    omitted)                                 $465,364      $454,333    $1,051,443    $1,352,383    $1,172,695    $840,133

-----------------
(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was decrease net investment income per share by $0.007 increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 4.31% to 4.24%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)   Calculated based on average shares outstanding.
+     Computed on an annualized basis.
++    Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                      FINANCIAL HIGHLIGHTS - SERVICE CLASS
--------------------------------------------------------------------------------

                                                           SIX MONTHS           FOR THE PERIOD
                                                             ENDED              APRIL 25, 2000
                                                         JUNE 30, 2001   (COMMENCEMENT OF OPERATIONS)
                                                         (UNAUDITED)(a)      TO DECEMBER 31, 2000
                                                         --------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 18.81              $ 21.48
                                                            -------              -------
  Net investment income*                                       0.33(1)              0.69(1)
  Net realized and unrealized gain on investments              0.16                 0.67
                                                            -------              -------
Total from investment operations                               0.49                 1.36
                                                            -------              -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  (0.27)               (0.59)
  In excess of net investment income                          (0.00)               (3.44)
                                                            -------              -------
Total distributions to shareholders                           (0.27)               (4.03)
                                                            -------              -------
NET ASSET VALUE, END OF PERIOD                              $ 19.03              $ 18.81
                                                            =======              =======
TOTAL RETURN+++                                                2.58%++              6.61%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                      0.82%+               0.78%+
  Net Investment Income (to average daily net assets)*         3.99%+               4.89%+
  Portfolio Turnover                                            113%++               240%++
  Net Assets, End of Period (000's omitted)                 $   630              $   213

-----------------
* For the periods indicated, the investment advisor voluntarily agreed to reimburse the Class for a portion of its operating expenses. If this voluntary action had not been taken, the investment income (loss) per share and ratios would have been:

      Net investment income (loss) per share                $  0.28(1)           $ (0.19)(1)
      Ratios (to average daily net assets):
        Expenses                                               1.85%+               7.02%+
        Net investment income                                  2.96%+              (1.35)%+

(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was decrease net investment income per share by $0.004, increase net realized and unrealized gains and losses per share by $0.004 and decrease the ratio of net investment income to average net assets from 4.05% to 3.99%. Per share data and ratio/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)   Calculated based on average shares outstanding.
+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          PAR              VALUE
SECURITY                                        RATE           MATURITY                  VALUE           (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 96.4%
CONVERTIBLE CORPORATE BONDS -- 0.0%
Royal Caribbean Cruises Step Up Notes(a)         0.000%       05/18/2021             USD       375,000  $    153,750
                                                                                                        ------------
Total Convertible Corporate Bonds (Cost $156,739)                                                            153,750
                                                                                                        ------------
CORPORATE -- 5.4%
BANK BONDS -- 0.2%
GS Escrow Corp. 144A Senior Notes                7.125%       08/01/2005                     1,125,000     1,090,932
                                                                                                        ------------
FINANCIAL -- 0.7%
ERAC USA Finance Company 144A                    7.350%       06/15/2008                     1,625,000     1,611,136
Simon Property Group LP                          6.625%       06/15/2003                     1,425,000     1,438,780
                                                                                                        ------------
                                                                                                           3,049,916
                                                                                                        ------------
INDUSTRIAL BONDS -- 4.3%
Adelphia Communications Senior Notes            10.875%       10/01/2010                       455,000       460,689
Aramark Services, Inc.                           7.000%       07/15/2006                     2,000,000     1,936,943
Beckman Coulter, Inc.                            7.100%       03/04/2003                     2,500,000     2,536,501
Calpine Corp. Senior Notes                       8.500%       02/15/2011                     1,100,000     1,058,011
Charter Communications Holdings LLC Senior
  Notes                                         10.750%       10/01/2009                     1,130,000     1,183,675
Harrahs Operating Co, Inc.                       7.125%       06/01/2007                       425,000       420,587
Isle of Capri Casinos                            8.750%       04/15/2009                     1,200,000     1,092,000
McLeod USA, Inc. Senior Notes                    9.500%       11/01/2008                       675,000       391,500
Mohegan Tribal Gaming                            8.750%       01/01/2009                       925,000       948,125
Niagara Mohawk Power                             7.375%       07/01/2003                     2,268,293     2,326,409
Progress Energy, Inc. Senior Notes               7.100%       03/01/2011                     1,400,000     1,416,251
Sprint Capital Corp.                             5.875%       05/01/2004                     2,000,000     1,962,500
TRW, Inc.                                        7.625%       03/15/2006                     2,100,000     2,164,186
Worldcom, Inc. Senior Notes NCL                  7.500%       05/15/2011                     2,350,000     2,285,956
                                                                                                        ------------
                                                                                                          20,183,333
                                                                                                        ------------
PUBLIC UTILITY -- 0.2%
AES Corp. Senior Notes                           9.375%       09/15/2010                     1,060,000     1,067,950
                                                                                                        ------------
Total Corporate (Cost $25,762,524)                                                                        25,392,131
                                                                                                        ------------
FOREIGN GOVERNMENT/OTHER -- 90.8%
DENMARK -- 2.4%
Denmark Realkredit                               8.000%       10/01/2026             DKK         1,779           212
Denmark Realkredit                               5.000%       10/01/2019                   106,029,071    11,248,396
                                                                                                        ------------
                                                                                                          11,248,608
                                                                                                        ------------
EURO -- 45.1%
BMW Finance NV                                   5.250%       09/01/2006             EUR     1,480,000     1,250,476
British Telecommunications PLC                   6.875%       02/15/2011                     1,765,000     1,523,092
Bundes Obligation                                4.250%       11/26/2004                    10,210,000     8,614,074
Bundes Obligation Ser 124                        4.500%       08/19/2002                     2,495,000     2,121,300
Bundes Obligation Ser 135                        5.000%       05/20/2005                    28,185,000    24,331,575

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          PAR              VALUE
SECURITY                                        RATE           MATURITY                  VALUE           (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
EURO (CONTINUED)
CIT Group, Inc. Senior Notes                     5.500%       05/16/2005            EUR      1,100,000  $    937,388
Clear Channel Communications                     6.500%       07/07/2005                     1,790,000     1,539,132
Colt Telecom Group PLC 144A Notes                7.625%       07/31/2008                       825,000       279,039
Deutsche Bahn Finance BV                         6.000%       06/15/2010                     2,400,000     2,106,680
Deutschland Republic                             4.000%       07/04/2009                    10,020,000     7,957,492
Deutschland Republic                             4.125%       07/04/2008                    14,020,000    11,380,265
Deutschland Republic                             5.250%       07/04/2010                    19,115,000    16,475,678
Deutschland Republic                             5.250%       01/04/2011                     8,515,000     7,334,950
Deutschland Republic                             5.625%       01/04/2028                     6,685,000     5,623,625
Deutschland Republic                             6.000%       01/04/2007                    10,785,000     9,742,670
Deutschland Republic                             6.250%       01/04/2030                    11,130,000    10,213,380
Deutschland Republic                             6.750%       07/15/2004                    17,500,000    15,804,980
Enron Corp.                                      4.375%       04/08/2005                     3,150,000     2,565,597
Ford Motor Credit Co.                            5.625%       02/02/2004                     1,385,000     1,185,838
French Treasury Note                             5.000%       01/12/2006                     6,550,000     5,635,048
Gillette Co.                                     5.250%       12/30/2002                     5,340,000     4,576,104
International Lease Finance Corp.                4.125%       07/12/2004                     1,735,000     1,433,750
Italian Government                               4.750%       07/01/2005                    15,500,000    13,168,660
KPN-Qwest B.V. 144A Private Placement            7.125%       06/01/2009                     2,900,000     1,426,504
Koninklijke KPN NV                               7.250%       04/12/2006                     1,205,000     1,032,282
Lear Corp. 144A Senior Notes                     8.125%       04/01/2008                     1,285,000     1,095,258
MBNA Corp. Series 6                              4.375%       08/19/2004                     3,620,000     3,032,360
Messer Griesheim Holding AG 144A Senior Notes   10.375%       06/01/2011                     1,200,000     1,048,252
National Westminister Bank(b)                    6.625%       10/29/2049                    10,350,000     8,881,413
Netherland Government Notes                      5.500%       07/15/2010                    19,915,000    17,244,600
Parker-Hannifin Corp.                            6.250%       11/21/2005                     2,215,000     1,919,869
Spanish Government                               4.950%       07/30/2005                    14,500,000    12,408,557
Tyco International Group SA                      6.125%       04/04/2007                     2,895,000     2,514,517
Versatel Telecom BV                              4.000%       12/17/2004                     2,275,000       511,298
Worldcom, Inc. Senior Notes                      6.750%       05/15/2008                     3,690,000     3,127,298
                                                                                                        ------------
                                                                                                         210,043,001
                                                                                                        ------------
JAPAN -- 28.9%
A/S Eksportfinans                                1.800%       06/21/2010            JPY  1,156,000,000     9,876,341
Bayerische Landesbank Giro Senior Notes          1.400%       04/22/2013                   419,000,000     3,389,631
Deutsche Ausgleichsbank                          1.850%       09/20/2010                 1,379,000,000    11,929,621
Development Bank of Japan                        1.750%       06/21/2010                 1,718,000,000    14,644,091
Ford Motor Credit Co.                            1.200%       02/07/2005                 1,470,000,000    11,933,099
GE Financial Assurance                           1.600%       06/20/2011                   973,000,000     7,872,284
Italy Euroyen Notes                              1.800%       02/23/2010                   499,000,000     4,286,528
Japan Government                                 2.500%       12/21/2020                 1,440,000,000    12,995,215
KFW International Finance                        1.750%       03/23/2010                   547,000,000     4,713,513
McDonald's Corp.                                 2.000%       03/09/2010                   885,000,000     7,492,941
Mexican Notes NCL                                3.100%       04/24/2002                   551,000,000     4,480,960
Oesterreich KontrollBank                         1.800%       03/22/2010                 1,522,000,000    13,195,237
Pfizer, Inc.                                    80.000%       03/18/2008                   530,000,000     4,277,142

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          PAR              VALUE
SECURITY                                        RATE           MATURITY                  VALUE           (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Province of Ontario                              1.875%       01/25/2010            JPY  1,296,000,000  $ 11,180,898
Quebec Province                                  1.600%       05/09/2013                 1,520,000,000    12,462,392
                                                                                                        ------------
                                                                                                         134,729,893
                                                                                                        ------------
NEW ZEALAND -- 1.6%
Nufarm Ltd. Notes                                9.800%       04/15/2002            NZD     17,600,000     7,398,161
                                                                                                        ------------
SINGAPORE -- 3.0%
Singapore Government                             3.500%       02/01/2004            SGD     14,700,000     8,253,282
Singapore Government                             5.125%       11/15/2004                     9,800,000     5,780,135
                                                                                                        ------------
                                                                                                          14,033,417
                                                                                                        ------------
SWEDEN -- 1.4%
Sweden Government Bond #1035                     6.000%       02/09/2005            SEK     69,760,000     6,606,090
                                                                                                        ------------
UNITED KINGDOM -- 5.2%
General Electric Capital Corp.                   5.125%       01/12/2004            GBP      3,050,000     4,208,730
Halifax PLC                                      6.375%       04/03/2008                       985,000     1,409,603
Inco Ltd.                                       15.750%       07/15/2006                       796,000     1,520,684
Lehman Brothers Holdings PLC                     6.950%       06/22/2004                     3,150,000     4,505,502
Lloyds TSB Bank PLC(b)                           6.625%       07/15/2049                     1,570,000     2,193,939
Royal Bank of Scotland PLC(b)                    7.375%       08/31/2049                       890,000     1,296,180
Royal Bank of Scotland PLC Capital Funding(b)    7.754%       05/31/2021                     1,280,000     1,937,113
UK Treasury Gilt                                 9.500%       04/18/2005                     4,520,000     7,241,832
                                                                                                        ------------
                                                                                                          24,313,583
                                                                                                        ------------
YANKEE BONDS -- 3.2%
Arab Republic of Egypt                           8.750%       07/11/2011            USD      1,125,000     1,123,661
Bulgaria IAB Ser PDI(b)                          6.313%       07/28/2011                     1,620,000     1,275,750
Colt Telecom Group PLC Senior Step Up
  Notes(a)                                       0.000%       12/15/2006                     1,380,000     1,242,000
Edperbrascan Ltd.                                7.125%       12/16/2003                     1,600,000     1,604,000
Global Crossing Holdings Ltd. 144A Senior
  Notes                                          8.700%       08/01/2007                     1,125,000       860,625
Republic of Panama                               9.625%       02/08/2011                     2,665,000     2,691,650
Royal Caribbean Cruises                          8.250%       04/01/2005                     2,000,000     2,005,926
Stora Enso Oyj Senior Notes                      7.375%       05/15/2011                       625,000       632,088
Telus Corp.                                      8.000%       06/01/2011                     1,275,000     1,297,402
United Mexican States                            8.125%       12/30/2019                     1,645,000     1,554,525
                                                                                                        ------------
                                                                                                          14,287,627
                                                                                                        ------------
Total Foreign Government/Other (Cost $449,915,230)                                                       422,660,380
                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          PAR              VALUE
SECURITY                                        RATE           MATURITY                  VALUE           (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.2%
TREASURY NOTES -- 0.2%
U.S. Treasury Note+                              5.750%       08/15/2010             USD       600,000  $    613,890
U.S. Treasury Note                               6.750%       05/15/2005                       225,000       239,553
                                                                                                        ------------
Total U.S. Treasury Obligations (Cost $850,880)                                                              853,443
                                                                                                        ------------
TOTAL BONDS AND NOTES (COST $476,685,373)                                                                449,059,704
                                                                                                        ------------
                                                                                            CONTRACT
                                                                                              SIZE
                                                                                           -----------
PURCHASED OPTIONS -- 0.1%
DEM 5.00% Call, Strike Price 102.25, 08/13/2001 (EUR)                                        6,575,000         9,475
JPY 1.40% Call, Strike Price 102.36, 09/28/2001 (JPY)                                      550,000,000        29,557
JPY Put/EUR Call, Strike Price 106.50, 09/06/2001 (EUR)                                      5,087,000        59,299
JPY Put/EUR Call, Strike Price 110.25, 12/06/2001 (EUR)                                      9,800,000        93,884
JPY Put/USD Call, Strike Price 125.00, 11/16/2001 (USD)                                     20,000,000       352,000
JPY Put/USD Call, Strike Price 130.00, 05/14/2002 (USD)                                      9,190,000       135,093
USD Put/GBP Call, Strike Price 1.42, 09/06/2001 (USD)                                        4,320,000        36,720
                                                                                                        ------------
TOTAL PURCHASED OPTIONS (COST $1,036,488)                                                                    716,028
                                                                                                        ------------

SHORT-TERM INVESTMENTS -- 1.8%
REPURCHASE AGREEMENTS -- 1.8%
Tri-party repurchase agreement dated 06/29/01 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 07/02/01,
with a maturity value of $8,380,367 and an effective yield of
3.00%, collateralized by a U.S. Government Obligation with a rate of 5.50%, a maturity date of 08/15/28 and an aggregate market
value of $8,553,806.                                                                                       8,378,272
                                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $8,378,272)                                                             8,378,272
                                                                                                        ------------

TOTAL INVESTMENTS -- 98.3% (COST  $486,100,133)                                                         $458,154,004
OTHER ASSETS, LESS LIABILITIES -- 1.7%                                                                     7,839,946
                                                                                                        ------------
NET ASSETS -- 100.0%                                                                                    $465,993,950
                                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
IAB - Interest Arrears Bonds
NCL - Non-callable
PDI - Past Due Interest Bonds
DEM - German Deutsche Mark
DKK - Danish Krone
EUR - Euro
GBP - Great British Pound
JPY - Japanese Yen
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b)   Variable Rate Security; rate indicated is as of 06/30/01.
+     Denotes all or part of security pledged as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust. On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Fund's investment adviser. Advisory agreements between the Funds and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The Fund currently offers two classes of shares: Institutional Class and Service Class. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except for transfer agent fees and an account service fee of up to 0.25% of the average daily net assets of the Service Class of shares. Each class votes separately as a class only with respect to its own distribution plan (Service Class only) or other matters that relate only to that class. Shares of each class would receive their pro-rata share of the net assets of the Fund (after satisfaction of any class-specific expenses) if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

      Shares of the Service Class may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Service Class shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403(b) plans), and programs through which personal and or account maintenance services are provided to groups of individuals whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Service Class shares through their Omnibus Account Administrators.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. CHANGE IN ACCOUNTING PRINCIPLE

      Effective January 1, 2001, through its investment in the Portfolio, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Portfolio as of that date:

            NET UNREALIZED         UNDISTRIBUTED NET
      APPRECIATION (DEPRECIATION)  INVESTMENT INCOME
      ---------------------------  -----------------
               $873,473                ($873,473)

      The effect of this change for the six months ended June 30, 2001 was to decrease the net investment income by $160,295, decrease net unrealized appreciation by $468,253, and increase net realized gain (loss) by $628,548. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

      B. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      C. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

      D. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted accretion of discount or amortization of premium using the yield - to - maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

      E. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are $42,835,858 and $19,786,516 which expire on December 31, 2007 and 2008, respectively. The Fund elected to defer to its fiscal year ending December 31, 2001 $23,294,559 of losses recognized during the period November 1, 2000 to December 31, 2000.

      F. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      G. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

      H. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, capital loss carry forwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      I. ALLOCATION OF OPERATING ACTIVITY

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Transfer agent fees, which are directly attributable to a class of shares, are charged to that class' operations. Service fees, which are directly attributable to the Service Class shares, are charged to the Service Class operations.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish for overall investment advisory and administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish voluntarily agreed to limit the Service Class operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) for the six months ended June 30, 2001, so that the Service Class annual operating expenses do not exceed the total operating expenses of the Institutional Class (net of any expense limitation) for the comparable period plus 0.25% (the maximum Service Fee). Pursuant to this agreement, for the six months ended June 30, 2001, Standish reimbursed the Service Class $3,620 for class specific operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish at any time. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)   SERVICE FEE:

      Pursuant to a service plan, the Service Class pays a service fee at an aggregate annual rate of up to 0.25% of the class' average daily net assets. The service fee is payable for the benefit of participants in the omnibus accounts that are shareholders in the Service Class and is intended to be compensation to account administrators for providing personal services and/or account maintenance services to participants in omnibus accounts that are the beneficial owners of Service Class shares.

(4)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2001 were as follows:

                                                          PURCHASES       SALES
                                                         ------------  ------------
      U.S. Government Securities                         $ 56,040,196  $ 65,991,713
                                                         ============  ============
      Investments (non-U.S.Government Securities)        $482,840,141  $431,794,795
                                                         ============  ============

(5)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2001       YEAR ENDED
      INSTITUTIONAL CLASS:                                 (UNAUDITED)     DECEMBER 31, 2000
      -------------------------------------------------  ----------------  -----------------
      Shares sold                                             2,394,832          3,555,296
      Shares issued to shareholders in payment of
        distributions declared                                  261,278          4,143,099
      Shares redeemed                                        (2,396,316)       (33,064,577)
                                                          -------------     --------------
      Net increase (decrease)                                   259,794        (25,366,182)
                                                          =============     ==============

                                                                            FOR THE PERIOD
                                                                            APRIL 25, 2000
                                                         SIX MONTHS ENDED  (COMMENCEMENT OF
                                                          JUNE 30, 2001     OPERATIONS) TO
      SERVICE CLASS:                                       (UNAUDITED)     DECEMBER 31, 2000
      -------------------------------------------------  ----------------  -----------------
      Shares sold                                                 39,816            31,440
      Shares issued to shareholders in payment of
        distributions declared                                       463             1,979
      Shares redeemed                                            (18,527)          (22,085)
                                                          --------------    --------------
      Net increase                                                21,752            11,334
                                                          ==============    ==============

      At June 30, 2001, one shareholder held of record approximately 100% of the total outstanding shares of the Service Class. Investment activity of this shareholder could have a material impact on the Fund.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                          $486,505,353
                                                              ============
      Gross unrealized appreciation                                345,345
      Gross unrealized depreciation                            (28,696,694)
                                                              ------------
      Net unrealized depreciation                             $(28,351,349)
                                                              ============

(7)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      A summary of written put option transactions for the six months ended June 30, 2001 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ----------------------------------------------------------------------------------------
                                                         NUMBER OF CONTRACTS      PREMIUMS
                                                         -------------------  ----------------
      Outstanding, beginning of period                            4              $ 353,516
      Options written                                             1                 74,375
      Options expired                                            (3)              (326,563)
      Options closed                                             (2)              (101,328)
                                                         -------------------     ---------
      Outstanding, end of period                                  0              $       0
                                                         ===================     =========

      At June 30, 2001, the Fund held no written put option contracts.

      A summary of written call option transactions for the six months ended June 30, 2001 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      ----------------------------------------------------------------------------------------
                                                         NUMBER OF CONTRACTS      PREMIUMS
                                                         -------------------  ----------------
      Outstanding, beginning of period                            5              $ 336,031
      Options written                                             2                521,547
      Options exercised                                          (1)              (471,078)
      Options expired                                            (1)               (50,469)
      Options closed                                             (5)              (336,031)
                                                         -------------------     ---------
      Outstanding, end of period                                  0              $       0
                                                         ===================     =========

      At June 30, 2001, the Fund held no written call option contracts.

      A summary of written cross currency option transactions for the six months ended June 30, 2001 is as follows:

      WRITTEN CROSS CURRENCY OPTION TRANSACTIONS
      ----------------------------------------------------------------------------------------
                                                         NUMBER OF CONTRACTS      PREMIUMS
                                                         -------------------  ----------------
      Outstanding, beginning of period                            7              $ 614,641
      Options written                                             6                635,655
      Options expired                                            (4)              (258,242)
      Options closed                                             (8)              (829,135)
                                                         -------------------     ---------
      Outstanding, end of period                                  1              $ 162,919
                                                         ===================     =========

      At June 30, 2001, the Fund held the following written cross currency option contracts:

      SECURITY                                           CONTRACTS    VALUE
      ------------------------------------------------------------------------
      JPY Put/EUR Call, Strike Price 117.00, 12/06/2001        1     $37,475
                                                           -----    ----------
      Total (premiums received $162,919)                             $37,475
                                                                    ==========

      At June 30, 2001, the Fund had segregated sufficient securities for open written options contracts.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2001, the Fund held the following forward foreign currency and cross currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                            LOCAL PRINCIPAL        CONTRACT             MARKET           AGGREGATE         UNREALIZED
CONTRACTS TO RECEIVE            AMOUNT            VALUE DATE            VALUE           FACE AMOUNT       GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------
Argentinian Peso                11,387,649        04/17/2002       $      9,733,033  $     10,376,044   $       (643,011)
Australian Dollar               15,250,000        09/19/2001              7,753,211         8,044,375           (291,164)
British Pound Sterling           6,105,000        09/19/2001              8,603,784         8,575,707             28,077
Euro Dollar                      3,249,000     08/22-09/19/2001           2,751,013         2,783,938            (32,925)
Hong Kong Dollar               171,352,470        08/13/2001             21,968,125        22,001,454            (33,329)
Japanese Yen                 4,170,009,258     07/02-09/19/2001          33,569,760        34,707,484         (1,137,724)
Polish Zloty                     8,189,330        08/03/2001              2,015,504         1,694,461            321,043
Swedish Krona                  141,930,000        09/19/2001             13,037,519        13,169,469           (131,950)
                                                                   ----------------  -----------------  ----------------
TOTAL                                                              $     99,431,949  $    101,352,932   $     (1,920,983)
                                                                   ================  =================  ================

                            LOCAL PRINCIPAL       CONTRACT             MARKET            AGGREGATE         UNREALIZED
CONTRACTS TO DELIVER            AMOUNT           VALUE DATE             VALUE           FACE AMOUNT       GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------
Argentinian Peso                11,387,649       04/17/2002       $       9,733,033  $     10,252,344   $        519,311
Australian Dollar               15,250,000       09/19/2001               7,753,211         7,930,000            176,789
British Pound Sterling          22,235,000       09/19/2001              31,335,813        31,028,807           (307,006)
Danish Krone                   102,240,000       09/19/2001              11,603,853        11,531,044            (72,809)
Euro Dollar                    260,418,811    07/02-09/19/2001          220,462,430       221,246,799            784,369
Hong Kong Dollar               171,352,470       08/13/2001              21,968,125        21,581,037           (387,088)
Japanese Yen                18,899,620,000    07/23-09/19/2001          152,506,958       172,006,104         19,499,146
New Zealand Dollar              26,995,000       09/19/2001              10,891,005        11,256,915            365,910
Polish Zloty                     8,189,330       08/03/2001               2,015,504         1,583,703           (431,801)
Singapore Dollar                25,830,000       09/19/2001              14,207,087        14,270,718             63,631
Swedish Krona                  239,990,000       09/19/2001              22,045,193        21,835,138           (210,055)
                                                                  -----------------  -----------------  ----------------
TOTAL                                                             $     504,522,212  $    524,522,609   $     20,000,397
                                                                  =================  =================  ================

      FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                     MARKET                                           MARKET        CONTRACT         UNREALIZED
      CONTRACTS TO DELIVER            VALUE                  IN EXCHANGE FOR           VALUE       VALUE DATE           GAIN
      -------------------------------------------------------------------------------------------------------------------------
      Euro Dollar                   $642,396       Hungarian Forint                  $668,325      09/11/2001         $25,929
                                    --------                                         --------                         -------
      TOTAL                         $642,396                                         $668,325                         $25,929
                                    ========                                         ========                         =======

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At June 30, 2001, the Fund held the following financials futures contracts:

                                                                          UNDERLYING FACE
      CONTRACT                                 POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED LOSS
      ----------------------------------------------------------------------------------------------------
      U.S. 10 Year Note (227 Contracts)          Short       9/28/01        $22,384,548       $(22,735)

      INTEREST RATE SWAP CONTRACTS

      Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Fund expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Gains and losses are realized upon the expiration or closing of the swap contracts.

      The Fund entered into no such transactions during the six months ended June 30, 2001.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1B) (identified cost,
    $45,833,087)                                                    $43,634,145
  Cash                                                                    1,095
  Foreign currency, at value (cost $290,603)                            276,223
  Receivable for investments sold                                     4,538,736
  Interest receivable                                                   952,487
  Receivable for variation margin on open financial
    futures contracts (Note 6)                                           11,000
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 6)                                         108,209
  Prepaid expenses                                                       14,072
                                                                    -----------
    Total assets                                                     49,535,967

LIABILITIES
  Payable for investments purchased                     $6,729,981
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 6)                            358,319
  Options written, at value (Note 6) (premiums
    received, $3,740)                                          860
  Accrued accounting, custody and transfer agent fees       21,612
  Accrued trustees' fees and expenses (Note 2)                 244
  Accrued expenses and other liabilities                    15,461
                                                        ----------
    Total liabilities                                                 7,126,477
                                                                    -----------
NET ASSETS                                                          $42,409,490
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $46,164,203
  Accumulated net realized loss                                      (1,608,608)
  Undistributed net investment income                                   282,876
  Net unrealized depreciation                                        (2,428,981)
                                                                    -----------
TOTAL NET ASSETS                                                    $42,409,490
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             2,418,507
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $     17.54
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1D)
  Interest income                                                    $ 1,040,293
                                                                     -----------

EXPENSES
  Investment advisory fee (Note 2)                      $    89,831
  Accounting, custody, and transfer agent fees               67,956
  Legal and audit services                                   15,014
  Registration fees                                           7,242
  Insurance expense                                           3,982
  Trustees' fees and expenses (Note 2)                          833
  Miscellaneous                                               2,939
                                                        -----------
    Total expenses                                          187,797

Deduct:
  Waiver of investment advisory fee (Note 2)                (64,280)
                                                        -----------
    Net expenses                                                         123,517
                                                                     -----------
      Net investment income                                              916,776
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                       (855,449)
    Written options transactions                             35,637
    Foreign currency transactions and forward foreign
      currency exchange contracts                          (191,222)
                                                        -----------
      Net realized loss                                               (1,011,034)
  Change in unrealized appreciation (depreciation)
    Investment securities                                (3,083,333)
    Financial futures contracts                              (2,384)
    Written options                                          38,681
    Foreign currency and forward foreign currency
      exchange contracts                                    (94,087)
                                                        -----------
      Change in net unrealized appreciation
        (depreciation)                                                (3,141,123)
                                                                     -----------
    Net realized and unrealized loss                                  (4,152,157)
                                                                     -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $(3,235,381)
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2001       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $   916,776        $ 1,771,303
  Net realized loss                                         (1,011,034)        (2,666,179)
  Change in net unrealized appreciation (depreciation)      (3,141,123)           894,169
                                                           -----------        -----------
  Net decrease in net assets from investment operations     (3,235,381)              (707)
                                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1H)
  From net investment income                                        --           (123,554)
                                                           -----------        -----------
  Total distributions to shareholders                               --           (123,554)
                                                           -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           8,800,850         17,615,924
  Value of shares issued to shareholders in payment of
    distributions declared                                          --            123,554
  Cost of shares redeemed                                   (4,770,438)                --
                                                           -----------        -----------
  Net increase in net assets from Fund share
    transactions                                             4,030,412         17,739,478
                                                           -----------        -----------
TOTAL INCREASE IN NET ASSETS                                   795,031         17,615,217
NET ASSETS
  At beginning of period                                    41,614,459         23,999,242
                                                           -----------        -----------
  At end of period (including undistributed net
    investment income of $282,876 and distributions in
    excess of net investment income of $554,877,
    respectively)                                          $42,409,490        $41,614,459
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                          FOR THE PERIOD
                                                         ENDED        YEAR ENDED          JUNE 30, 1999
                                                     JUNE 30, 2001   DECEMBER 31,  (COMMENCEMENT OF OPERATIONS)
                                                    (UNAUDITED)(a)       2000          TO DECEMBER 31, 1999
                                                    ---------------  ------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 18.87        $ 19.47               $ 20.00
                                                        -------        -------               -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                                   0.37(1)        0.98(1)               0.61(1)
  Net realized and unrealized loss on investments         (1.70)         (1.50)                (0.04)
                                                        -------        -------               -------
Total from investment operations                          (1.33)         (0.52)                 0.57
                                                        -------        -------               -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 --          (0.08)                (0.67)
  In excess of net investment income                         --             --                 (0.43)
                                                        -------        -------               -------
Total distributions to shareholders                          --          (0.08)                (1.10)
                                                        -------        -------               -------
NET ASSET VALUE, END OF PERIOD                          $ 17.54        $ 18.87               $ 19.47
                                                        =======        =======               =======
TOTAL RETURN+++                                           (7.00)%++      (2.73)%                2.84%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                  0.55%+         0.27%                 0.00%+
  Net Investment Income (to average daily net
    assets)*                                               4.08%+         5.30%                 5.93%+
  Portfolio Turnover                                        117%++         216%                   91%++
  Net Assets, End of Period (000's omitted)             $42,409        $41,614               $23,999

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

      Net investment income per share                   $  0.34(1)     $  0.86(1)            $  0.51(1)
      Ratios (to average daily net assets):
        Expenses                                           0.84%+         0.90%                 1.02%+
        Net investment income                              3.79%+         4.67%                 4.91%+

(a) The Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 4.09% to 4.08%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)   Calculated based on average shares outstanding.
+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

              SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            PAR             VALUE
SECURITY                                        RATE     MATURITY          VALUE          (NOTE 1A)
----------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 100.8%
CONVERTIBLE CORPORATE BONDS -- 0.0%
Royal Caribbean Cruises Step Up Notes(a)        0.000%  05/18/2021     USD       25,000  $    10,250
                                                                                         -----------
Total Convertible Corporate Bonds (Cost $10,449)                                              10,250
                                                                                         -----------
CORPORATE -- 5.8%
BANK BONDS -- 0.2%
GS Escrow Corp. 144A Senior Notes               7.125%  08/01/2005              100,000       96,972
                                                                                         -----------
FINANCIAL -- 0.7%
ERAC USA Finance Company 144A                   7.350%  06/15/2008              150,000      148,720
Simon Property Group LP                         6.625%  06/15/2003              150,000      151,450
                                                                                         -----------
                                                                                             300,170
                                                                                         -----------
INDUSTRIAL BONDS -- 4.7%
Adelphia Communications Senior Notes           10.875%  10/01/2010               50,000       50,625
Aramark Services, Inc.                          7.000%  07/15/2006              200,000      193,694
Beckman Coulter, Inc.                           7.100%  03/04/2003              250,000      253,650
Calpine Corp. Senior Notes                      8.500%  02/15/2011              100,000       96,183
Charter Communications Holdings LLC Senior
  Notes                                        10.750%  10/01/2009              100,000      104,750
Harrahs Operating Co, Inc.                      7.125%  06/01/2007               35,000       34,637
Isle of Capri Casinos                           8.750%  04/15/2009              125,000      113,750
McLeod USA, Inc. Senior Notes                   9.500%  11/01/2008               75,000       43,500
Mohegan Tribal Gaming                           8.750%  01/01/2009              100,000      102,500
Niagara Mohawk Power                            7.375%  07/01/2003              211,707      217,132
Progress Energy, Inc. Senior Notes              7.100%  03/01/2011              150,000      151,741
Sprint Capital Corp.                            5.875%  05/01/2004              200,000      196,250
TRW, Inc.                                       7.625%  03/15/2006              200,000      206,113
Worldcom, Inc. Senior Notes NCL                 7.500%  05/15/2011              225,000      218,868
                                                                                         -----------
                                                                                           1,983,393
                                                                                         -----------
PUBLIC UTILITY -- 0.2%
AES Corp. Senior Notes                          9.375%  09/15/2010              100,000      100,750
                                                                                         -----------
Total Corporate (Cost $2,520,474)                                                          2,481,285
                                                                                         -----------
FOREIGN GOVERNMENT/OTHER -- 94.9%
CANADA -- 1.0%
Canada Government                               6.000%  06/01/2008     CAD      660,000      440,105
                                                                                         -----------
DENMARK -- 1.8%
Denmark Realkredit                              5.000%  10/01/2019     DKK    7,061,214      749,109
                                                                                         -----------
EURO -- 52.6%
Austria Republic                                3.400%  10/20/2004     EUR      500,000      408,219
BMW Finance NV                                  5.250%  09/01/2006              145,000      122,513
British Telecommunications PLC                  6.875%  02/15/2011              110,000       94,924
Bundes Obligation                               4.250%  11/26/2004              985,000      831,034
Bundes Obligation Ser 124                       4.500%  08/19/2002              265,000      225,308

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            PAR             VALUE
SECURITY                                        RATE     MATURITY          VALUE          (NOTE 1A)
----------------------------------------------------------------------------------------------------

EURO (CONTINUED)
Bundes Obligation Ser 135                       5.000%  05/20/2005     EUR    2,065,000  $ 1,782,675
CIT Group, Inc. Senior Notes                    5.500%  05/16/2005              100,000       85,217
Clear Channel Communications                    6.500%  07/07/2005              120,000      103,182
Colt Telecom Group PLC 144A Notes               7.625%  07/31/2008               75,000       25,367
Deutsche Bahn Finance BV                        6.000%  06/15/2010              205,000      179,946
Deutschland Republic                            4.000%  07/04/2009              825,000      655,183
Deutschland Republic                            4.125%  07/04/2008            1,365,000    1,107,993
Deutschland Republic                            4.750%  07/04/2028              275,500      204,539
Deutschland Republic                            5.250%  07/04/2010            3,065,000    2,641,797
Deutschland Republic                            5.250%  01/04/2011            1,685,000    1,451,485
Deutschland Republic                            5.375%  01/04/2010              225,000      195,345
Deutschland Republic                            6.000%  01/04/2007              525,000      474,261
Deutschland Republic                            6.250%  01/04/2030              325,000      298,234
Deutschland Republic                            6.750%  07/15/2004            1,200,000    1,083,770
Enron Corp.                                     4.375%  04/08/2005              185,000      150,678
Ford Motor Credit Co.                           5.625%  02/02/2004              160,000      136,992
French Treasury Bill                            4.750%  03/12/2002              780,000      662,796
French Treasury Note                            5.000%  01/12/2006              775,000      666,742
Gillette Co.                                    5.250%  12/30/2002              430,000      368,488
International Lease Finance Corp.               4.125%  07/12/2004              190,000      157,010
Italian Government                              4.750%  07/01/2005            1,535,000    1,304,122
Italian Government BTPS Notes NCL               5.500%  11/01/2010            1,110,000      947,744
Italian Government BTPS Notes NCL               6.500%  11/01/2027              115,000      103,816
KPN-Qwest B.V. 144A Private Placement           7.125%  06/01/2009              245,000      120,515
Kingdom of Belgium                              5.500%  03/28/2028            1,150,000      920,990
Kingdom of Belgium                              5.750%  09/28/2010              250,000      218,110
Koninklijke KPN NV                              7.250%  04/12/2006              115,000       98,477
Lear Corp. 144A Senior Notes                    8.125%  04/01/2008              120,000      102,281
MBNA Corp. Series 6                             4.375%  08/19/2004              230,000      192,664
Messer Griesheim Holding AG 144A Senior Notes  10.375%  06/01/2011              150,000      131,031
National Westminister Bank(b)                   6.625%  10/29/2049              175,000      150,169
Netherland Government Notes                     5.500%  07/15/2010            1,045,000      904,876
Parker-Hannifin Corp.                           6.250%  11/21/2005              240,000      208,022
Spanish Government                              4.250%  07/30/2002            1,130,000      958,022
Spanish Government                              4.950%  07/30/2005            1,375,000    1,176,674
Tyco International Group SA                     6.125%  04/04/2007              285,000      247,543
Versatel Telecom BV                             4.000%  12/17/2004              245,000       55,063
Worldcom, Inc. Senior Notes                     6.750%  05/15/2008              360,000      305,102
                                                                                         -----------
                                                                                          22,258,919
                                                                                         -----------
JAPAN -- 29.3%
A/S Eksportfinans                               1.800%  06/21/2010     JPY   29,000,000      247,763
Bayerische Landesbank Giro Senior Notes         1.400%  04/22/2013           44,000,000      355,952
Deutsche Ausgleichsbank                         1.850%  09/20/2010           69,000,000      596,914
Development Bank of Japan                       1.750%  06/21/2010          100,000,000      852,392
Ford Motor Credit Co.                           1.200%  02/07/2005           50,000,000      405,888
GE Financial Assurance                          1.600%  06/20/2011           94,000,000      760,529
Italy Euroyen Notes                             1.800%  02/23/2010           22,000,000      188,985
Japan Government                                2.500%  12/21/2020          143,000,000    1,290,537
KFW International Finance                       1.750%  03/23/2010          119,000,000    1,025,426

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            PAR             VALUE
SECURITY                                        RATE     MATURITY          VALUE          (NOTE 1A)
----------------------------------------------------------------------------------------------------

JAPAN (CONTINUED)
McDonald's Corp.                                2.000%  03/09/2010     JPY   16,000,000  $   135,466
Mexican Notes NCL                               3.100%  04/24/2002           35,000,000      284,634
Oesterreich KontrollBank                        1.800%  03/22/2010          151,000,000    1,309,120
Pfizer, Inc.                                   80.000%  03/18/2008          150,000,000    1,210,512
Province of Ontario                             1.875%  01/25/2010          301,000,000    2,596,798
Quebec Province                                 1.600%  05/09/2013          143,000,000    1,172,449
                                                                                         -----------
                                                                                          12,433,365
                                                                                         -----------
SWEDEN -- 1.5%
Sweden Government Bond #1035                    6.000%  02/09/2005     SEK    6,520,000      617,427
                                                                                         -----------
UNITED KINGDOM -- 5.8%
Abbey National Treasury                         7.750%  12/31/2003     GBP      150,000      219,620
Halifax PLC                                     6.375%  04/03/2008               60,000       85,864
Inco Ltd.                                      15.750%  07/15/2006              200,000      382,081
Lehman Brothers Holdings PLC                    6.950%  06/22/2004              230,000      328,973
Lloyds TSB Bank PLC(b)                          6.625%  07/15/2049              165,000      230,573
Royal Bank of Scotland PLC(b)                   7.375%  08/31/2049              110,000      160,202
Royal Bank of Scotland PLC Capital Funding(b)   7.754%  05/31/2021              150,000      227,005
UK Treasury Gilt Stock                          6.750%  11/26/2004              575,000      844,412
                                                                                         -----------
                                                                                           2,478,730
                                                                                         -----------
YANKEE BONDS -- 2.9%
Arab Republic of Egypt                          8.750%  07/11/2011     USD      100,000       99,881
Colt Telecom Group PLC Senior Step Up
  Notes(a)                                      0.000%  12/15/2006              115,000      103,500
Edperbrascan Ltd.                               7.125%  12/16/2003              150,000      150,375
Global Crossing Holdings Ltd. 144A Senior
  Notes                                         8.700%  08/01/2007              120,000       91,800
Republic of Panama                              9.625%  02/08/2011              275,000      277,750
Royal Caribbean Cruises                         8.250%  04/01/2005              200,000      200,593
Stora Enso Oyj Senior Notes                     7.375%  05/15/2011               60,000       60,680
Telus Corp.                                     8.000%  06/01/2011              125,000      127,196
United Mexican States                           8.125%  12/30/2019              160,000      151,200
                                                                                         -----------
                                                                                           1,262,975
                                                                                         -----------
Total Foreign Government/Other (Cost $42,386,639)                                         40,240,630
                                                                                         -----------
U.S. TREASURY OBLIGATIONS -- 0.1%
TREASURY NOTES -- 0.1%
U.S. Treasury Note                              6.750%  05/15/2005               25,000       26,617
                                                                                         -----------
Total U.S. Treasury Obligations (Cost $26,864)                                                26,617
                                                                                         -----------
TOTAL BONDS AND NOTES (COST $44,944,426)                                                  42,758,782
                                                                                         -----------
                                                                         CONTRACT
                                                                           SIZE
                                                                    -------------------
PURCHASED OPTIONS -- 0.2%
DEM 5.00% Call, Strike Price 102.25,
  08/13/2001 (EUR)                                                              425,000          612
JPY 1.40% Call, Strike Price 102.36,
  09/28/2001 (JPY)                                                           53,000,000        2,848

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         CONTRACT           VALUE
SECURITY                                                                   SIZE           (NOTE 1A)
----------------------------------------------------------------------------------------------------
JPY Put/EUR Call, Strike Price 106.50,
  09/06/2001 (EUR)                                                              493,000  $     5,747
JPY Put/EUR Call, Strike Price 110.25,
  12/06/2001 (EUR)                                                              225,000        2,156
JPY Put/USD Call, Strike Price 125.00,
  11/16/2001 (USD)                                                            2,000,000       35,200
JPY Put/USD Call, Strike Price 130.00,
  05/14/2002 (USD)                                                              900,000       13,230
USD Put/GBP Call, Strike Price 1.42,
  09/06/2001 (USD)                                                              420,000        3,570
                                                                                         -----------
TOTAL PURCHASED OPTIONS (COST $76,645)                                                        63,363
                                                                                         -----------
                                                                            PAR
                                                RATE     MATURITY          VALUE
                                               -------  ----------  -------------------
SHORT-TERM INVESTMENTS -- 1.9%
U.S. GOVERNMENT AGENCY -- 0.1%
FNMA Discount Note=/=                           4.051%  09/07/2001     USD       50,000       49,620
                                                                                         -----------
REPURCHASE AGREEMENTS -- 1.8%
Tri-party repurchase agreement dated 06/29/01 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 07/02/01,
with a maturity value of $762,570 and an effective yield of 3.00%, collateralized by a U.S. Government Obligation with a rate of
5.50%, a maturity date of 08/17/28 and an aggregaed market value
of $779,390.                                                                                 762,380
                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS (COST $812,016)                                                 812,000
                                                                                         -----------
TOTAL INVESTMENTS -- 102.9% (COST  $45,833,087)                                          $43,634,145
OTHER ASSETS, LESS LIABILITIES -- (2.9%)                                                  (1,224,655)
                                                                                         -----------
NET ASSETS -- 100.0%                                                                     $42,409,490
                                                                                         ===========

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
NCL - Non-callable
CAD - Canadian Dollar
DEM - German Deutsche Mark
DKK - Danish Krone
EUR - Euro
GBP - Great British Pound
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b)   Variable Rate Security; rate indicated is as of 06/30/01.
=/=   Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Fixed Income Fund II (the "Fund") is a separate non-diversified investment series of the Trust.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Fund's investment adviser. Advisory agreements between the Funds and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. CHANGE IN ACCOUNTING PRINCIPLE

      Effective January 1, 2001, through its investment in the Portfolio, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Portfolio as of that date:

            NET UNREALIZED         UNDISTRIBUTED NET
      APPRECIATION (DEPRECIATION)  INVESTMENT INCOME
      ---------------------------  -----------------
                $79,023                $(79,023)

      The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $2,580, decrease net unrealized appreciation by $46,171, and increase net realized gain (loss) by $48,751. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

      B. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      C. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

      D. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

      E. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are $112,440 and $468,289 which expire on December 31, 2007 and 2008, respectively. The Fund elected to defer to its fiscal year ending December 31, 2001 $642,123 of losses recognized during the period from November 1, 2000 to December 31, 2000.

      F. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      G. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

      H. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      I. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish for overall investment advisory and administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.55% of the Fund's average daily net assets for the six months ended June 30, 2001. Pursuant to this agreement, for the six months ended June 30, 2001, Standish voluntarily did not impose $64,280 of their investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish at any time. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2001 were as follows:

                                                         PURCHASES      SALES
                                                        -----------  -----------
      U.S. Government Securities                        $ 5,301,790  $ 8,022,143
                                                        ===========  ===========
      Investments (non-U.S.Government Securities)       $52,808,230  $42,932,541
                                                        ===========  ===========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2001         YEAR ENDED
                                                           (UNAUDITED)      DECEMBER 31, 2000
                                                         ----------------  --------------------
      Shares sold                                             465,128             966,428
      Shares issued to shareholders in payment of
        distributions declared                                     --               6,530
      Shares redeemed                                        (252,373)                 --
                                                            ---------            --------
      Net increase                                            212,755             972,958
                                                            =========            ========

      At June 30, 2001, two shareholders held of record approximately 75% and 15% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

      A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish and its affiliates have either sole or joint investment discretion.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                                $45,865,939
                                                                    ===========
      Gross unrealized appreciation                                      30,962
      Gross unrealized depreciation                                  (2,262,756)
                                                                    -----------
      Net unrealized depreciation                                   $(2,231,794)
                                                                    ===========

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of the written put options for the six months ended June 30, 2001 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ---------------------------------------------------------------------------------
                                                         NUMBER OF CONTRACTS  PREMIUMS
                                                         -------------------  ---------
      Outstanding, beginning of period                            3           $ 14,438
      Options written                                             1              7,000
      Options expired                                            (3)           (14,438)
      Options closed                                             (1)            (7,000)
                                                                 --           --------
      Outstanding, end of period                                  0           $      0
                                                                 ==           ========

      At June 30, 2001, the Fund held no written put option contracts.

      A summary of the written call options for the six months ended June 30, 2001 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      ---------------------------------------------------------------------------------
                                                         NUMBER OF CONTRACTS  PREMIUMS
                                                         -------------------  ---------
      Outstanding, beginning of period                            6           $ 13,211
      Options written                                             2             23,713
      Options exercised                                          (2)            (6,650)
      Options expired                                            (2)           (21,354)
      Options closed                                             (4)            (8,920)
                                                                 --           --------
      Outstanding, end of period                                  0           $      0
                                                                 ==           ========

      At June 30, 2001, the Fund held no written call option contracts.

      A summary of the written cross currency options for the six months ended June 30, 2001 is as follows:

      WRITTEN CROSS CURRENCY OPTION TRANSACTIONS
      ---------------------------------------------------------------------------------
                                                         NUMBER OF CONTRACTS  PREMIUMS
                                                         -------------------  ---------
      Outstanding, beginning of period                            7           $ 31,873
      Options written                                             6             46,769
      Options expired                                            (4)           (16,213)
      Options closed                                             (8)           (58,689)
                                                                 --           --------
      Outstanding, end of period                                  1           $  3,740
                                                                 ==           ========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                   STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2001, the Fund held the following written cross currency option contracts:

      SECURITY                                                      CONTRACTS           VALUE
      -------------------------------------------------------------------------------------------
      JPY Put/EUR Call, Strike Price 117.00, 12/16/2001                1                $860
                                                                                        ----
      Total (premiums received $3,740)                                                  $860
                                                                                        ====

      At June 30, 2001, the Fund had segregated sufficient securities for open written options contracts.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2001, the Fund held the following forward foreign currency or cross currency exchange contracts.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                             LOCAL PRINCIPAL         CONTRACT            MARKET     AGGREGATE   UNREALIZED
CONTRACTS TO RECEIVE             AMOUNT             VALUE DATE           VALUE     FACE AMOUNT  GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------
Argentinian Peso                    407,657         04/17/2002        $   348,425  $   372,940   $ (24,515)
Australian Dollar                   840,000         09/19/2001            427,062      443,100     (16,038)
British Pound Sterling              510,000         09/21/2001            718,690      715,097       3,593
Canadian Dollar                   1,610,000         09/19/2001          1,062,151    1,056,995       5,156
Euro Dollar                       2,121,000      08/22-09/19/2001       1,795,588    1,824,019     (28,431)
Hong Kong Dollar                  5,424,297         08/13/2001            695,418      696,181        (763)
Japanese Yen                    981,731,573      07/02-09/19/2001       7,931,778    8,105,102    (173,324)
New Zealand Dollar                  750,000         09/19/2001            302,584      311,873      (9,289)
Polish Zloty                        421,680         08/03/2001            103,781       87,250      16,531
Swedish Krona                    53,200,000         09/19/2001          4,886,888    4,919,307     (32,419)
                                                                      -----------  ------------  ---------
TOTAL                                                                 $18,272,365  $18,531,864   $(259,499)
                                                                      ===========  ============  =========

                               LOCAL PRINCIPAL        CONTRACT           MARKET     AGGREGATE   UNREALIZED
CONTRACTS TO DELIVER               AMOUNT            VALUE DATE          VALUE     FACE AMOUNT  GAIN/(LOSS)
-----------------------------------------------------------------------------------------------------------
Argentinian Peso                      407,657        04/17/2002       $   348,425  $   368,009   $  19,584
Australian Dollar                     840,000        09/19/2001           427,062      436,800       9,738
Euro Dollar                         2,192,412     07/02-09/19/2001      5,174,689    5,157,930     (16,759)
Hong Kong Dollar                    5,424,297        08/13/2001           695,418      690,000      (5,418)
Japanese Yen                      340,000,000        09/19/2001         2,749,077    2,789,667      40,590
New Zealand Dollar                    750,000        09/19/2001           302,584      312,750      10,166
Polish Zloty                          421,680        08/03/2001           103,781       81,547     (22,234)
Swedish Krona                      55,020,000        09/19/2001         5,054,071    5,024,942     (29,129)
                                                                      -----------  ------------  ---------
TOTAL                                                                 $14,855,107  $14,861,645   $   6,538
                                                                      ===========  ============  =========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                   VALUE                    IN EXCHANGE          VALUE      VALUE DATE       GAIN
      CONTRACTS TO DELIVER         MARKET                       FOR              MARKET      CONTRACT     UNREALIZED
      ---------------------------------------------------------------------------------------------------------------
      Euro Dollar               $     70,654  Hungarian Forint                $     73,505  09/11/2001    $     2,851
                                ------------                                  ------------                -----------
      TOTAL                     $     70,654                                  $     73,505                $     2,851
                                ============                                  ============                ===========

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At June 30, 2001, the Fund held the following futures contracts:

                                                                                      UNDERLYING FACE
      CONTRACT                                         POSITION     EXPIRATION DATE   AMOUNT AT VALUE  UNREALIZED LOSS
      ----------------------------------------------------------------------------------------------------------------
      U.S. 10 Year Note (22 Contracts)         Short                    9/28/2001     $   2,266,344     $     (2,384)

      INTEREST RATE SWAP CONTRACTS

      Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Fund expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Gains and losses are realized upon the expiration or closing of the swap contracts.

      The Fund entered into no such transactions during the six months ended June 30, 2001.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Short-Term Asset Reserve
    Portfolio ("Portfolio"), at value (Note 1B)                   $172,590,737
  Receivable for Fund shares sold                                    3,300,281
  Receivable from investment adviser (Note 2)                              634
  Prepaid expenses                                                       8,030
                                                                  ------------
    Total assets                                                   175,899,682

LIABILITIES
  Payable for Fund shares redeemed                      $ 86,037
  Distributions payable                                  685,364
  Accrued accounting, custody and transfer agent fees      5,486
  Accrued expenses and other liabilities                   8,018
                                                        --------
    Total liabilities                                                  784,905
                                                                  ------------
NET ASSETS                                                        $175,114,777
                                                                  ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $185,877,109
  Accumulated net realized loss                                    (11,229,760)
  Distributions in excess of net investment income                    (257,526)
  Net unrealized appreciation                                          724,954
                                                                  ------------
TOTAL NET ASSETS                                                  $175,114,777
                                                                  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                            9,053,942
                                                                  ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                 $      19.34
                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income allocated from Portfolio                          $ 4,994,615
  Expenses allocated from Portfolio                                    (294,492)
                                                                    -----------
    Net investment income allocated from Portfolio                    4,700,123

EXPENSES
  Accounting, custody, and transfer agent fees         $    17,722
  Legal and audit services                                  11,299
  Registration fees                                          7,215
  Trustees' fees and expenses (Note 2)                         994
  Insurance expense                                            737
  Miscellaneous                                              3,489
                                                       -----------
    Total expenses                                          41,456

Deduct:
  Reimbursement of Fund operating expenses (Note 2)        (30,678)
                                                       -----------
    Net expenses                                                         10,778
                                                                    -----------
      Net investment income                                           4,689,345
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss allocated from Portfolio on:
    Investment security transactions                    (1,422,993)
                                                       -----------
      Net realized loss                                              (1,422,993)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                1,281,132
                                                       -----------
      Change in net unrealized appreciation
        (depreciation)                                                1,281,132
                                                                    -----------
    Net realized and unrealized loss on investments                    (141,861)
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 4,547,484
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2001       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2000
                                                         ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $  4,689,345      $  12,933,602
  Net realized loss                                          (1,422,993)          (826,146)
  Change in net unrealized appreciation (depreciation)        1,281,132          1,851,310
                                                           ------------      -------------
  Net increase in net assets from investment operations       4,547,484         13,958,766
                                                           ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                 (4,748,098)       (12,864,024)
                                                           ------------      -------------
  Total distributions to shareholders                        (4,748,098)       (12,864,024)
                                                           ------------      -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           58,610,788        154,252,131
  Value of shares issued to shareholders in payment of
    distributions declared                                    2,989,164         10,217,906
  Cost of shares redeemed                                   (70,142,876)      (283,671,068)
                                                           ------------      -------------
  Net decrease in net assets from Fund share
    transactions                                             (8,542,924)      (119,201,031)
                                                           ------------      -------------
TOTAL DECREASE IN NET ASSETS                                 (8,743,538)      (118,106,289)
NET ASSETS
  At beginning of period                                    183,858,315        301,964,604
                                                           ------------      -------------
  At end of period (including distributions in excess
    of net investment income of $257,526 and $222,640)     $175,114,777      $ 183,858,315
                                                           ============      =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED                           YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2001   ---------------------------------------------------------------
                                          (UNAUDITED)(a)      2000         1999         1998         1997         1996
                                          ---------------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD         $  19.36       $  19.23     $  19.44     $  19.48     $  19.50     $  19.55
                                             --------       --------     --------     --------     --------     --------
FROM INVESTMENT OPERATIONS:
  Net investment income*                         0.54(1)        1.15(1)      1.08(1)      1.13(1)      1.15         1.11
  Net realized and unrealized gain
    (loss) on investments                       (0.02)          0.13        (0.21)       (0.04)       (0.02)       (0.04)
                                             --------       --------     --------     --------     --------     --------
Total from investment operations                 0.52           1.28         0.87         1.09         1.13         1.07
                                             --------       --------     --------     --------     --------     --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (0.54)         (1.15)       (1.08)       (1.13)       (1.15)       (1.12)
                                             --------       --------     --------     --------     --------     --------
Total distributions to shareholders             (0.54)         (1.15)       (1.08)       (1.13)       (1.15)       (1.12)
                                             --------       --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD               $  19.34       $  19.36     $  19.23     $  19.44     $  19.48     $  19.50
                                             ========       ========     ========     ========     ========     ========
TOTAL RETURN                                     2.71%+++++     6.94%+++     4.61%        5.75%        5.94%        5.62%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                                  0.36%+         0.36%        0.35%        0.35%        0.36%        0.35%
  Net Investment Income (to average
    daily net assets)*                           5.52%+         6.07%        5.60%        5.81%        5.89%        5.75%
  Portfolio Turnover(3)                            --             --           --           --          119%         156%
  Net Assets, End of Period (000's
    omitted)                                 $175,115       $183,858     $301,965     $260,004     $245,757     $194,074

-----------------
* For the periods indicated, the investment adviser voluntarily agreed to reimburse the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

      Net investment income per share        $   0.53(1)    $   1.15(1)       N/A          N/A          N/A          N/A
      Ratios (to average daily net assets):
        Expenses(2)                              0.40%+         0.38%         N/A          N/A          N/A          N/A
        Net investment income                    5.48%+         6.05%         N/A          N/A          N/A          N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was increase net investment income per share by $0.007, decrease net realized and unrealized gains and losses per share by $0.007 and increase the ratio of net investment income to average net assets from 5.45% to 5.52%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)   Calculated based on average shares outstanding.
(2) Includes the Fund's share of Standish Short-Term Asset Reserve Portfolio's allocated expenses for the periods since January 2, 1998.
(3) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities. The portfolio turnover rate for the period, since the Fund transferred substantially all of its investable assets to the portfolio, is shown in the Portfolio's financial statements which are included elsewhere in this report.
+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absence of waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Short-Term Asset Reserve Fund (the "Fund") is a separate diversified investment series of the Trust.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Fund's investment adviser. Advisory agreements between the Funds and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The Fund currently invests all of its investable assets in an interest of the Standish Short-Term Asset Reserve Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. CHANGE IN ACCOUNTING PRINCIPLE

      Effective January 1, 2001, through its investment in the Portfolio, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Portfolio as of that date:

               NET UNREALIZED         UNDISTRIBUTED NET
         APPRECIATION (DEPRECIATION)  INVESTMENT INCOME
         ---------------------------  -----------------
                  $(23,867)               $ 23,867

      The effect of this change for the six months ended June 30, 2001 was to increase net investment income by $62,617, decrease net unrealized appreciation by $35,762, and decrease net realized gain (loss) by $26,855. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

      B. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      At December 31, 2000, the Fund, for the federal income tax purposes, had capital loss carryovers which will reduce the Fund's taxable income arising from future net realizable gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the fund of any liability for federal income tax. Such capital loss carryovers are as follows:

         CAPITAL LOSS CARRY OVER  EXPIRATION DATE
         -----------------------  ---------------
               $1,512,610            12/31/01
                5,263,400            12/31/02
                  568,968            12/31/03
                  277,757            12/31/04
                  381,998            12/31/05
                   80,787            12/31/06
                  848,377            12/31/07
                  816,280            12/31/08

      The Fund elected to defer to its fiscal year ending December 31, 2001 losses of $55,945 recognized during the period from November 1, 2000 to December 31, 2000.

      E. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and distributed monthly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      F. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      0.36% of the Fund's average daily net assets for the six months ended
      June 30, 2001. Pursuant to this agreement, for the six months ended
      June 30, 2001, Standish voluntarily reimbursed the Fund for $30,678 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish at any time. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2001, aggregated $58,858,777 and $71,374,191, respectively.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                               SIX MONTHS ENDED
                                                                 JUNE 30, 2001         YEAR ENDED
                                                                  (UNAUDITED)      DECEMBER 31, 2000
                                                               ----------------    -----------------
      Shares sold                                                  3,018,493            8,004,445
      Shares issued to shareholders in payment of
        distributions declared                                       153,662              530,236
      Shares redeemed                                             (3,614,782)         (14,739,174)
                                                                  ----------          -----------
      Net decrease                                                  (442,627)          (6,204,493)
                                                                  ==========          ===========

      At June 30, 2001, two shareholders held of record approximately 33%, and 11% of the total outstanding shares of the Fund, respectively. Investment activity of these shareholders could have a material impact on the Fund.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    EXPECTED                  PAR         VALUE
SECURITY                                    RATE    MATURITY    MATURITY     VALUE      (NOTE 1A)
---------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 83.8%
ASSET BACKED -- 19.4%
American Express Credit Account Master
  Trust 1997-1 A                           6.400%  06/16/2002  04/15/2005  $1,525,000  $  1,556,280
BankBoston Home Equity Loan 1998-1 A2      6.220%  11/10/2001  02/25/2013   1,061,001     1,062,814
CIT Group Securitization Corp. 1993-1 A4   6.500%  03/19/2002  06/15/2018   2,991,850     3,043,198
Centex Home Equity 2001-B A2               5.350%  06/15/2002  10/01/2022   2,500,000     2,481,209
Chase Manhattan Auto Owner 1997-B          6.750%  08/09/2001  01/15/2004   1,900,000     1,907,030
Delta Funding Home Equity Loan 1996-1 A5   7.400%  10/31/2001  07/25/2013   1,369,939     1,377,298
Delta Funding Home Equity Loan 1998-1
  A2A(a)                                   4.299%  08/29/2001  05/25/2030     184,824       183,495
Delta Funding Home Equity Loan 1998-2
  A3F(a)                                   6.240%  06/21/2002  05/15/2025   2,595,722     2,631,672
Discover Card Master Trust 1999-4 A        5.650%  05/01/2002  11/16/2004   4,280,000     4,332,453
Ford Credit Auto Owner Trust 1998-B A4     5.900%  07/24/2001  06/15/2002   1,154,250     1,156,640
Green Tree Financial Corp. 1998-1 A3       5.950%  07/19/2001  04/01/2013     222,482       222,506
IMC Home Equity Loan Trust 1998-1 A3       6.410%  11/20/2001  04/20/2018   1,954,446     1,964,907
Independent National Mortgage Corp.
  1998-2 A2                                6.170%  12/17/2001  12/25/2011   3,234,012     3,261,833
MMCA Automobile Trust 1998-1 A3            5.860%  09/14/2001  08/16/2004     527,512       528,966
Premier Auto Trust 1997-3 A5               6.340%  07/06/2001  01/06/2002     651,071       651,386
Premier Auto Trust 1998-5 A3               5.070%  07/06/2001  07/08/2002   1,445,819     1,448,391
Residential Asset Securities Corp.
  2000-KS1 A1                              7.615%  09/09/2001  12/25/2014     517,929       519,643
Residential Asset Securities Corp.
  2000-KS5 AI1                             7.205%  01/10/2002  08/25/2016   1,742,646     1,763,918
Residential Funding 1999 KS1A              6.000%  10/09/2001  04/25/2020   2,460,616     2,466,687
Saxon Asset Securities Trust 2000-1 AF1    7.585%  11/09/2001  12/25/2014     884,804       889,721
                                                                                       ------------
Total Asset Backed (Cost $33,203,027)                                                    33,450,047
                                                                                       ------------
CORPORATE -- 48.4%
BANK BONDS -- 5.9%
BB&T Corp.                                 7.050%              05/23/2003   2,500,000     2,584,162
NationsBank Corp.                          6.500%              08/15/2003   1,420,000     1,460,110
Summit Bancorp Sub Notes                   8.625%              12/10/2002   1,650,000     1,736,920
Suntrust Bank                              4.033%              09/05/2003   2,750,000     2,750,385
Wells Fargo Financial                      5.450%              05/03/2004   1,650,000     1,654,031
                                                                                       ------------
                                                                                         10,185,608
                                                                                       ------------
FINANCIAL -- 19.4%
American Express Travel(a)                 4.518%              10/24/2001   4,000,000     4,016,800
Associates Corp. Senior Notes              5.750%              11/01/2003   1,000,000     1,010,344
EOP Operating LP                           6.376%              02/15/2002   1,500,000     1,511,697
Ford Motor Credit Co.                      7.250%              01/15/2003   2,500,000     2,573,955
General Electric Capital Corp.             6.750%              09/11/2003   2,955,000     3,061,778
General Motors Acceptance Corp.            5.750%              11/10/2003   1,000,000     1,007,040
Household Finance Corp. Senior Notes       6.125%              07/15/2002   3,000,000     3,031,174
Kern River Funding Notes 144A NCL          6.720%              09/30/2001   3,000,000     3,003,584
Lehman Brothers Holdings Inc. Medium
  Term Notes                               6.625%              12/27/2002   3,500,000     3,578,696
Morgan Stanley Dean Witter                 0.000%              08/15/2001   5,000,000     4,964,000

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              PAR         VALUE
SECURITY                                    RATE                MATURITY     VALUE      (NOTE 1A)
---------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
The Money Store, Inc.                      7.300%              12/01/2002  $2,480,000  $  2,553,698
Wellsford REIT Senior Notes                9.375%              02/01/2002   3,125,000     3,202,423
                                                                                       ------------
                                                                                         33,515,189
                                                                                       ------------
INDUSTRIAL BONDS -- 17.8%
Boeing Co.                                 6.750%              09/15/2002   2,000,000     2,032,000
Columbia Energy Group Series B             6.610%              11/28/2002   1,640,000     1,665,652
Compaq Computer                            7.450%              08/01/2002   1,000,000     1,017,524
Daimler Chrysler NA Holding                7.750%              05/27/2003   1,000,000     1,039,745
El Paso Energy Corp. Senior Notes          6.625%              07/15/2001   1,825,000     1,825,763
IBM Credit Corp.                           6.450%              11/12/2002   1,550,000     1,580,609
Illinois Central Railroad Co.              6.750%              05/15/2003   1,475,000     1,504,006
Lockheed Martin Corp.                      6.500%              04/15/2003   1,200,000     1,221,869
McDonald's Corp.                           6.000%              06/23/2002   2,500,000     2,524,070
Niagara Mohawk Power                       5.875%              09/01/2002   2,000,000     2,007,512
Panamsat Notes                             6.000%              01/15/2003     650,000       643,886
Raytheon Corp.                             7.900%              03/01/2003   2,000,000     2,044,306
Sprint Capital Corp.                       5.700%              11/15/2003   2,100,000     2,086,566
TCI Communciations, Inc.                   6.340%              02/01/2002   2,000,000     2,012,372
TRW Inc.                                   6.500%              06/01/2002   3,975,000     4,005,364
Wal-Mart Stores                            4.625%              04/15/2003   1,375,000     1,375,176
Worldcom, Inc.                             7.875%              05/15/2003   2,000,000     2,063,924
                                                                                       ------------
                                                                                         30,650,344
                                                                                       ------------
PUBLIC UTILITY -- 5.3%
Alabama Power Co.                          7.850%              05/15/2003   2,450,000     2,562,326
Baltimore Gas & Electric Co. Medium Term
  Notes                                    6.750%              12/15/2002   3,000,000     3,061,056
Texas Utilities Electric Co. Series B(a)   4.537%              12/20/2002   3,500,000     3,492,055
                                                                                       ------------
                                                                                          9,115,437
                                                                                       ------------
Total Corporate (Cost $82,957,845)                                                       83,466,578
                                                                                       ------------
FOREIGN GOVERNMENT/OTHER -- 7.5%
YANKEE BONDS -- 7.5%
Edperbrascan Ltd. Notes                    7.375%              10/01/2002   2,300,000     2,308,912
Nortel Networks Corp.                      6.875%              10/01/2002   1,750,000     1,706,250
Province of Manitoba                       6.875%              09/15/2002   1,500,000     1,542,658
Tyco International Group SA(a)             6.250%              06/15/2003   3,000,000     3,027,784
Vodafone Group PLC 144A(a)                 3.958%              12/19/2001   2,000,000     2,000,660
Westpac Banking                            7.875%              10/15/2002   2,313,000     2,383,073
                                                                                       ------------
                                                                                         12,969,337
                                                                                       ------------
Total Foreign Government/Other (Cost $13,005,290)                                        12,969,337
                                                                                       ------------
U.S. GOVERNMENT AGENCY -- 0.0%
PASS THRU SECURITIES -- 0.0%
FHLMC(a)                                   8.373%              02/01/2023      82,468        83,615
                                                                                       ------------
Total U.S. Government Agency (Cost $85,263)                                                  83,615
                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               PAR         VALUE
SECURITY                                    RATE                MATURITY      VALUE      (NOTE 1A)
---------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 8.5%
TREASURY NOTES -- 8.5%
U.S. Treasury Note                         5.125%              12/31/2002  $14,450,000  $ 14,653,167
                                                                                        ------------
Total U.S. Treasury Obligations (Cost $14,636,275)                                        14,653,167
                                                                                        ------------
TOTAL BONDS AND NOTES (COST $143,887,700)                                                144,622,744
                                                                                        ------------

                                                                            CONTRACT
                                                                              SIZE
                                                                           -----------
PURCHASED OPTIONS -- 0.1%
Floor 3 month. LIBOR, Strike Price 4.00,
  05/29/2003                                                                   320,000        67,904
                                                                                        ------------
TOTAL PURCHASED OPTIONS (COST $80,000)                                                        67,904
                                                                                        ------------
SHORT-TERM INVESTMENTS -- 15.1%
COMMERCIAL PAPER -- 6.9%
AT&T Corp.                                 3.980%              07/19/2001    2,500,000     2,499,175
Alltel Corp.                               3.849%              07/12/2001      925,000       923,813
BMW US Capital Corp.                       3.830%              07/05/2001    2,000,000     1,998,936
British Telecommunications PLC 144A(a)     4.854%              10/09/2001    4,450,000     4,447,419
International Paper Co.                    4.100%              07/06/2001    2,005,000     2,003,630
                                                                                        ------------
                                                                                          11,872,973
                                                                                        ------------
U.S. GOVERNMENT AGENCY -- 8.2%
FFCB Discount Note =/=                     3.651%              07/02/2001    4,598,000     4,597,002
FHLB Discount Note=/=                      3.651%              07/02/2001    1,400,000     1,399,694
FHLMC Discount Note=/=                     3.654%              07/10/2001    2,000,000     1,998,000
FHLMC Discount Note=/=                     3.656%              07/16/2001    5,000,000     4,991,889
FHLMC Discount Note=/=                     4.261%              07/06/2001    1,232,000     1,231,199
                                                                                        ------------
                                                                                          14,217,784
                                                                                        ------------
REPURCHASE AGREEMENTS -- 0.0%
Tri-party repurchase agreement dated 06/29/01 with Salomon
Smith Barney, Inc. and Investors Bank and Trust Company, due
07/02/01, with a maturity, value of $28,499 and an effective yield of 3.00%, collateralized by a U.S. Government
Obligation with a rate of 5.25%, a maturity date of 11/15/28
and an aggregate market value of $36,782.                                               $     28,492
                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS (COST $26,115,321)                                           26,119,249
                                                                                        ------------

TOTAL INVESTMENTS -- 99.0% (COST $170,083,021)                                          $170,809,897
OTHER ASSETS, LESS LIABILITIES -- 1.0%                                                     1,781,308
                                                                                        ------------
NET ASSETS -- 100.0%                                                                    $172,591,205
                                                                                        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
MMCA - Mitsubishi Motors Credit of America
NCL - Non-callable
REIT - Real Estate Investment Trust
(a)  Variable Rate Security; rate indicated is as of 06/30/01.
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1B) (identified cost,
    $170,083,021)                                                 $170,809,897
  Receivable for investments sold                                      154,276
  Interest receivable                                                1,882,256
  Deferred organization costs (Note 1F)                                  3,051
  Prepaid expenses                                                       8,716
                                                                  ------------
    Total assets                                                   172,858,196

LIABILITIES
  Payable for investments purchased                     $237,324
  Accrued accounting and custody fees                     17,049
  Accrued trustees' fees and expenses (Note 2)             1,634
  Accrued expenses and other liabilities                  10,984
                                                        --------
    Total liabilities                                                  266,991
                                                                  ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                      $172,591,205
                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1D)
  Interest income                                                   $ 4,994,628
                                                                    -----------
EXPENSES
  Investment advisory fee (Note 2)                     $   212,964
  Accounting and custody fees                               55,624
  Legal and audit services                                  13,538
  Insurance expense                                          6,634
  Trustees' fees and expenses (Note 2)                       4,693
  Amortization of organizational expenses (Note 1F)          1,003
  Miscellaneous                                                 36
                                                       -----------
    Total expenses                                                      294,492
                                                                    -----------
      Net investment income                                           4,700,136
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                    (1,423,493)
                                                       -----------
      Net realized loss                                              (1,423,493)
  Change in unrealized appreciation (depreciation)
    Investment securities                                1,281,631
                                                       -----------
      Change in net unrealized appreciation
        (depreciation)                                                1,281,631
                                                                    -----------
    Net realized and unrealized loss                                   (141,862)
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 4,558,274
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                           JUNE 30, 2001       YEAR ENDED
                                                            (UNAUDITED)    DECEMBER 31, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $  4,700,136      $ 12,980,214
  Net realized loss                                          (1,423,493)         (826,148)
  Change in net unrealized appreciation (depreciation)        1,281,631         1,851,317
                                                           ------------      ------------
  Net increase in net assets from investment operations       4,558,274        14,005,383
                                                           ------------      ------------
CAPITAL TRANSACTIONS
  Contributions                                              58,858,777       150,724,042
  Withdrawals                                               (71,374,191)     (286,424,809)
                                                           ------------      ------------
  Net decrease in net assets from capital transactions      (12,515,414)     (135,700,767)
                                                           ------------      ------------
TOTAL DECREASE IN NET ASSETS                                 (7,957,140)     (121,695,384)
NET ASSETS
  At beginning of period                                    180,548,345       302,243,729
                                                           ------------      ------------
  At end of period                                         $172,591,205      $180,548,345
                                                           ============      ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

                                SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                        FOR THE PERIOD
                                                    ENDED        YEAR ENDED DECEMBER 31,          JANUARY 2, 1998
                                                JUNE 30, 2001   --------------------------  (COMMENCEMENT OF OPERATIONS)
                                               (UNAUDITED)(a)       2000          1999          TO DECEMBER 31, 1998
                                               ---------------  ------------  ------------  ----------------------------
RATIOS:
  Expenses (to average daily net assets)                0.35%+         0.34%         0.32%                 0.31%+
  Net Investment Income (to average daily net
    assets)                                             5.52%+         6.07%         5.62%                 5.83%+
  Portfolio Turnover                                      93%++          70%           86%                  113%++
  Net Assets, End of Period (000's omitted)      $   172,591    $   180,548   $   302,244           $   261,738

-----------------
(a) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was increase the ratio of net investment income to average net assets from 5.45% to 5.52%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+     Computed on an annualized basis.
++    Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Short-Term Asset Reserve Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Portfolio's investment adviser. Advisory agreements between the Portfolios and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      At June 30, 2001 there was one fund, Standish Short Term Asset Reserve Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2001 was approximately 100%.

      A. CHANGE IN ACCOUNTING PRINCIPLE

      Effective January 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Portfolio, but resulted in the following reclassification of the components as of January 1, 2001, based on securities held by the Portfolio as of that date:

                NET UNREALIZED         UNDISTRIBUTED NET
         APPRECIATION (DEPRECIATION)   INVESTMENT INCOME
         ----------------------------  -----------------
                   $(23,867)                $23,867

      The effect of this change for the six months ended June 30, 2001 was to increase net investment income by $62,617, decrease net unrealized appreciation by $35,762, and decrease net realized gain (loss) by $26,855. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

      B. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      C. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

      D. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis.

      E. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      F. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through January 2003.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish for overall investment advisory and administrative services is paid monthly at the annual rate of 0.25% of the Portfolio's average daily net assets. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                      PURCHASES       SALES
                                                    ------------  ------------
      U.S. Government Securities                    $ 56,613,183  $ 61,742,664
                                                    ============  ============
      Investments (non-U.S.Government Securities)   $ 80,196,553  $ 97,904,168
                                                    ============  ============

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                   STANDISH SHORT TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                         $170,080,072
                                                             ============
      Gross unrealized appreciation                               970,212
      Gross unrealized depreciation                              (240,387)
                                                             ------------
      Net unrealized appreciation                            $    729,825
                                                             ============

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio entered into no such transactions during the six months ended June 30, 2001.

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT TERM ASSET RESERVE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      The Portfolio entered into no such transactions during the six months ended June 30, 2001.

(6)   DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price may be established, the principal value may not be finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      At June 30, 2001, the Portfolio did not have any delayed delivery transactions.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Fixed Income Portfolio
    ("Portfolio"), at value (Note 1B)                                $2,042,552,425
  Receivable for Fund shares sold                                        72,186,506
  Prepaid expenses                                                           19,738
                                                                     --------------
    Total assets                                                      2,114,758,669

LIABILITIES
  Payable for Fund shares redeemed                      $24,977,372
  Distributions payable                                   7,504,837
  Accrued accounting, custody and transfer agent fees        23,501
  Accrued expenses and other liabilities                     49,704
                                                        -----------
    Total liabilities                                                    32,555,414
                                                                     --------------
NET ASSETS                                                           $2,082,203,255
                                                                     ==============
NET ASSETS CONSIST OF:
  Paid-in capital                                                    $2,321,094,985
  Accumulated net realized loss                                        (213,121,753)
  Undistributed net investment income                                     8,992,302
  Net unrealized depreciation                                           (34,762,279)
                                                                     --------------
TOTAL NET ASSETS                                                     $2,082,203,255
                                                                     ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                               109,800,912
                                                                     ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                    $        18.96
                                                                     ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income allocated from Portfolio                           $76,091,734
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $2,623)                               1,211,458
  Expenses allocated from Portfolio                                   (3,917,285)
                                                                     -----------
    Net investment income allocated from Portfolio                    73,385,907

EXPENSES
  Legal and audit services                              $   100,683
  Accounting, custody, and transfer agent fees               68,838
  Registration fees                                          16,476
  Insurance expense                                           2,071
  Trustees' fees and expenses (Note 2)                          992
  Miscellaneous                                              35,698
                                                        -----------
    Total expenses                                                       224,758
                                                                     -----------
      Net investment income                                           73,161,149
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                     (9,464,783)
    Financial futures contracts                           3,029,691
    Written options transactions                         (6,230,708)
    Foreign currency transactions and forward foreign
      currency exchange contracts                         2,007,267
                                                        -----------
      Net realized loss                                              (10,658,533)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                 5,541,933
    Financial futures contracts                          (1,819,034)
    Written options                                       5,905,140
    Foreign currency and forward foreign currency
      exchange contracts                                  4,085,660
                                                        -----------
      Change in net unrealized appreciation
        (depreciation)                                                13,713,699
                                                                     -----------
    Net realized and unrealized gain on investments                    3,055,166
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $76,216,315
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2001       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                   $   73,161,149    $   190,838,966
  Net realized loss                                          (10,658,533)       (78,346,046)
  Change in net unrealized appreciation (depreciation)        13,713,699        133,605,398
                                                          --------------    ---------------
  Net increase in net assets from investment operations       76,216,315        246,098,318
                                                          --------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                 (65,830,182)      (194,837,126)
                                                          --------------    ---------------
  Total distributions to shareholders                        (65,830,182)      (194,837,126)
                                                          --------------    ---------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           150,096,393        223,541,336
  Value of shares issued to shareholders in payment of
    distributions declared                                    50,986,560        150,086,285
  Cost of shares redeemed                                   (350,247,037)    (1,114,452,863)
                                                          --------------    ---------------
  Net decrease in net assets from Fund share
    transactions                                            (149,164,084)      (740,825,242)
                                                          --------------    ---------------
TOTAL DECREASE IN NET ASSETS                                (138,777,951)      (689,564,050)
NET ASSETS
  At beginning of period                                   2,220,981,206      2,910,545,256
                                                          --------------    ---------------
  At end of period (including undistributed net
    investment income of $8,992,302 and $2,760,982)       $2,082,203,255    $ 2,220,981,206
                                                          ==============    ===============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                              YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2001    -------------------------------------------------------------------
                                          (UNAUDITED)(a)      2000          1999          1998          1997          1996
                                          --------------   -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD        $    18.92     $    18.55    $    20.13    $    20.80    $    20.53    $    20.92
                                            ----------     ----------    ----------    ----------    ----------    ----------
FROM INVESTMENT OPERATIONS:
  Net investment income                           0.64(1)        1.35(1)       1.34(1)       1.37(1)       1.46          1.46(1)
  Net realized and unrealized gain
    (loss) on investments                         0.00(2)        0.47         (1.47)        (0.30)         0.45         (0.37)
                                            ----------     ----------    ----------    ----------    ----------    ----------
Total from investment operations                  0.64           1.82         (0.13)         1.07          1.91          1.09
                                            ----------     ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.60)         (1.45)        (1.42)        (1.38)        (1.52)        (1.48)
  From net realized gain on investments             --             --         (0.03)        (0.36)        (0.12)           --
                                            ----------     ----------    ----------    ----------    ----------    ----------
Total distributions to shareholders              (0.60)         (1.45)        (1.45)        (1.74)        (1.64)        (1.48)
                                            ----------     ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD              $    18.96     $    18.92    $    18.55    $    20.13    $    20.80    $    20.53
                                            ==========     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN                                      3.44%++       10.21%        (0.70)%        5.25%         9.54%         5.48%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)(3)                                    0.38%+         0.37%         0.36%         0.36%         0.37%         0.38%
  Net Investment Income (to average
    daily net assets)                             6.68%+         7.23%         6.85%         6.54%         6.76%         7.13%
  Portfolio Turnover(4)                             --             --            --            --            --            49%
  Net Assets, End of Period
    (000's omitted)                         $2,082,203     $2,220,981    $2,910,545    $3,392,570    $3,288,318    $2,603,628

----------
(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was decrease net investment income per share by $0.003, increase net realized and unrealized gains and losses per share by $0.003 and decrease the ratio of net investment income to average net assets from 6.71% to 6.68%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)   Calculated based on average shares outstanding.
(2)   Amount calculates to less than $0.01 per share.
(3) Includes the Fund's share of Standish Fixed Income Portfolio's allocated expenses for the periods since May 3, 1996.
(4) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities, including the period from January 1, 1996 through May 2, 1996. The Portfolio turnover rates for the period since the Fund transferred substantially all of its assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
+     Computed on an annualized basis.
++    Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Fund's investment adviser. Advisory agreements between the Funds and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. CHANGE IN ACCOUNTING PRINCIPLE

      Effective January 1, 2001, through its investment in the Portfolio, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Portfolio as of that date:

            NET UNREALIZED                    UNDISTRIBUTED NET
      APPRECIATION (DEPRECIATION)             INVESTMENT INCOME
      ---------------------------             -----------------
              $1,099,647                         $(1,099,647)

      The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $380,784, decrease net unrealized appreciation by $348,271, and increase net realized gain (loss) by $729,055. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in policy.

      B. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio. The Fund does not isolate that portion of the

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryovers are $75,043,000 and $118,614,149 which expires on December 31, 2007 and 2008, respectively. The Fund elected to defer to its fiscal year ending
      December 31, 2001, $10,415,030 of losses recognized during the period November 1, 2000 to December 31, 2000.

      E. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), litigation proceeds, market discount, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      F. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2001, aggregated $77,930,797 and $337,821,167, respectively.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                       SIX MONTHS ENDED
                                                         JUNE 30, 2001       YEAR ENDED
                                                          (UNAUDITED)    DECEMBER 31, 2000
                                                       ----------------  -----------------
      Shares sold                                           7,846,841        11,965,616
      Shares issued to shareholders in payment of
        distributions declared                              2,667,100         8,084,717
      Shares redeemed                                     (18,127,126)      (59,574,144)
                                                          -----------       -----------
      Net decrease                                         (7,613,185)      (39,523,811)
                                                          ===========       ===========

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         PAR              VALUE
SECURITY                                        RATE           MATURITY                 VALUE           (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 111.4%
ASSET BACKED -- 13.3%
ANRC Auto Owner Trust 1999-A A4                  6.940%       04/17/2006            USD    7,500,000  $    7,746,206
Advanta Mortgage Loan Trust 1997-4 M1            7.040%       01/25/2029                     382,278         385,837
American Express Credit Account Master Trust
  1997-1 B                                       6.550%       04/15/2005                   9,000,000       9,199,477
American Express Credit Account Master Trust
  2000-1 B                                       7.400%       09/17/2007                     525,000         551,835
Capital Auto Receivables Asset Trust 1999-2
  A4                                             6.300%       05/15/2004                   9,960,000      10,011,294
Capital One Master Trust 1999-2 C(a)             4.580%       07/15/2005                  22,250,000      22,121,838
Capital One Master Trust 2000-1 B                7.300%       04/17/2006                   8,925,000       9,266,522
Centex Home Equity 2001-B A1                     4.930%       11/25/2016                  14,000,000      13,993,211
Chase Manhattan Auto Owner 1997-B                6.750%       01/15/2004                   2,750,000       2,760,175
Chemical Master Credit Card Trust 1995-3 B       6.390%       04/15/2005                   4,500,000       4,599,167
Citibank Credit Card Issuance Trust 2000-C1      7.450%       09/15/2007                   6,400,000       6,605,794
Diamler Chrysler Auto Trust 2001-A A3            5.160%       01/06/2005                  30,000,000      30,221,376
First USA Credit Card Master Trust 1996-7 B      6.580%       03/17/2005                  14,453,000      14,780,561
First USA Credit Card Master Trust
  1999-4 C(a)                                    4.600%       01/19/2005                  11,500,000      11,484,918
Ford Credit Auto Owner Trust 2000-D A4           7.130%       07/15/2004                  15,860,000      16,319,228
Ford Credit Auto Owner Trust 2000-F A2           6.560%       05/15/2004                  11,325,000      11,679,075
Green Tree Acceptance Corp. 1997-7 B2
  Non-ERISA                                      7.590%       07/15/2029                  11,250,000       6,525,000
Green Tree Acceptance Corp. 1998-4 A4            6.090%       02/01/2030                   5,890,067       5,902,715
MBNA Master Credit Card Trust 1999-A B           6.600%       12/15/2006                   1,700,000       1,749,193
MBNA Master Credit Card Trust 1999-K C(a)        4.930%       03/15/2005                  33,000,000      33,062,319
MBNA Master Credit Card Trust 2000-I C           7.650%       01/15/2008                   9,125,000       9,469,040
Premier Auto Trust 1997-3 B                      6.520%       01/06/2003                  15,775,000      15,783,186
Residential Asset Securities Corp. 1999-KS1
  AI3                                            6.110%       05/25/2024                  15,000,000      15,138,120
Residential Funding 2000-HI2 AI3                 7.900%       02/25/2015                  10,725,000      11,141,323
                                                                                                      --------------
Total Asset Backed (Cost $274,594,617)                                                                   270,497,410
                                                                                                      --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.7%
Bear Stearns Mortgage 1998-2 B                   6.750%       04/30/2030                   6,811,482       6,647,581
Bear Stearns Mortgage 1998-2 C                   6.750%       04/30/2030                  20,708,876      20,152,289
Prudential Home Mortgage 1993-B 3B 144A(a)       7.857%       04/28/2023                   8,149,262       8,159,448
                                                                                                      --------------
Total Collateralized Mortgage Obligations (Cost $35,641,938)                                              34,959,318
                                                                                                      --------------
CONVERTIBLE CORPORATE BONDS -- 0.0%
Tenet Healthcare Corp.                           6.000%       12/01/2005                     250,000         226,250
                                                                                                      --------------
Total Convertible Corporate Bonds (Cost $226,250)                                                            226,250
                                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         PAR              VALUE
SECURITY                                        RATE           MATURITY                 VALUE           (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
CORPORATE -- 35.2%
BANK BONDS -- 3.2%
BB&T Corp.                                       7.050%       05/23/2003            USD      750,000  $      775,249
Commercial Federal Sub Notes                     7.950%       12/01/2006                   2,250,000       2,171,250
Dime Bancorp, Inc.                               9.000%       12/19/2002                     175,000         183,186
First Union Corp.                                6.950%       11/01/2004                     250,000         262,195
First Union National Bank                        6.180%       02/15/2036                     300,000         296,903
Firstar Bank                                     7.125%       12/01/2009                   8,000,000       8,204,297
Fleet National Bank                              5.750%       01/15/2009                     200,000         189,343
FleetBoston Corp. Sub Notes                      8.375%       12/15/2002                  15,150,000      15,918,645
FleetBoston Financial Corp.                      7.250%       09/15/2005                     175,000         183,521
GS Escrow Corp. 144A Senior Notes                7.000%       08/01/2003                  12,375,000      12,336,841
GS Escrow Corp. 144A Senior Notes                7.125%       08/01/2005                   7,855,000       7,617,132
National City Corp.                              6.875%       05/15/2019                   2,250,000       2,139,331
National City Corp.                              7.200%       05/15/2005                   3,448,000       3,582,532
Suntrust Banks Inc.                              7.750%       05/01/2010                     350,000         374,370
U.S. Bancorp Notes NCL                           6.000%       05/15/2004                     225,000         227,246
US Bank NA                                       5.700%       12/15/2008                     300,000         282,106
Union Planters Corp.                             7.750%       03/01/2011                     150,000         155,377
Wells Fargo Bank NA                              6.450%       02/01/2011                  10,600,000      10,428,246
Wells Fargo Bank NA                              7.550%       06/21/2010                     175,000         185,365
                                                                                                      --------------
                                                                                                          65,513,135
                                                                                                      --------------
FINANCIAL -- 6.5%
Amresco Inc. Corp. Senior Sub Notes              9.875%       03/15/2005                   6,000,000       3,420,000
Amresco Inc. Corp. Senior Sub Notes             10.000%       03/15/2004                   2,175,000       1,152,750
Avalonbay Communities REIT                       0.074%       09/15/2002                     175,000         179,663
Avalonbay Communities REIT                       6.800%       07/15/2006                   3,100,000       3,119,693
Avalonbay Communities REIT                       7.500%       12/15/2010                   4,000,000       4,077,948
Conseco, Inc.                                    9.000%       10/15/2006                  11,743,000      10,920,990
Duke Realty Investments REIT                     7.375%       09/22/2005                     575,000         589,414
ERAC USA Finance Company 144A                    7.350%       06/15/2008                   7,900,000       7,832,601
FNMA                                             6.000%       12/15/2005                     375,000         382,440
Ford Motor Credit Co.                            7.500%       03/15/2005                  10,600,000      11,019,589
Ford Motor Credit Co. Senior Notes               5.800%       01/12/2009                   9,225,000       8,560,153
Ford Motor Credit Co. Senior Notes               6.875%       02/01/2006                   2,625,000       2,660,269
Ford Motor Credit Co. Senior Notes               7.375%       02/01/2011                   8,650,000       8,740,233
Fresenius Medical Capital Trust Notes            7.875%       02/01/2008                     391,500       3,885,637
GMAC Acceptance Corp.                            5.875%       01/22/2003                  20,000,000      20,215,400
General Electric Capital Corp.                   6.750%       09/11/2003                     125,000         129,517
Goldman Sachs Group, Inc.                        6.875%       01/15/2011                     375,000         372,770
Goldman Sachs Group, Inc.                        7.200%       11/01/2006                   5,125,000       5,328,187
Lehman Bros Holding, Inc.                        6.625%       04/01/2004                  11,225,000      11,474,286
Meditrust, REIT                                  7.820%       09/10/2026                   5,350,000       5,176,125
Merrill Lynch & Co.                              6.000%       02/12/2003                   7,000,000       7,117,357
Phoenix Re-Insurance Corp. NC '07                8.850%       02/01/2027                   7,400,000       5,254,000
Qwest Capital Funding 144A                       7.250%       02/15/2011                   4,230,000       4,171,895
Simon Property Group, Inc.                       6.750%       07/15/2004                     250,000         250,344

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         PAR              VALUE
SECURITY                                        RATE           MATURITY                 VALUE           (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
TIG Holdings                                     8.125%       04/15/2005            USD       50,000  $       45,114
Trenwick Capital Trust                           8.820%       02/01/2037                   7,625,000       6,100,000
                                                                                                      --------------
                                                                                                         132,176,375
                                                                                                      --------------
INDUSTRIAL BONDS -- 24.1%
AOL Time Warner                                  7.625%       04/15/2031                   7,760,000       7,760,098
AT&T Corp. - Liberty Media Group                 8.250%       02/01/2030                   6,800,000       5,902,672
AT&T Wireless Services 144A Senior Notes         7.875%       03/01/2011                  14,260,000      14,280,760
AT&T Wireless Services 144A Senior Notes         8.750%       03/01/2031                   4,925,000       5,153,993
Adelphia Communications Senior Notes            10.875%       10/01/2010                   3,200,000       3,240,000
Ahold Finance USA, Inc.                          6.250%       05/01/2009                     350,000         332,716
Ahold Finance USA, Inc.                          8.250%       07/15/2010                   6,400,000       6,892,609
Albertson's, Inc.                                7.450%       08/01/2029                  10,275,000       9,634,867
Albertson's, Inc.                                7.500%       02/15/2011                   3,525,000       3,584,510
Albertson's, Inc.                                8.000%       05/01/2031                   4,800,000       4,818,979
Allied Waste Industries 144A Notes               7.625%       01/01/2006                   8,950,000       8,860,500
Ameristar Casinos, Inc. 144A Senior Sub Notes   10.750%       02/15/2009                   5,200,000       5,434,000
Aramark Services, Inc.                           6.750%       08/01/2004                   6,010,000       5,912,296
Aramark Services, Inc.                           7.000%       07/15/2006                   7,250,000       7,021,419
Argosy Gaming Co.                               10.750%       06/01/2009                   1,000,000       1,076,250
Beckman Instruments                              7.450%       03/04/2008                     150,000         149,525
CBS Inc.                                         7.150%       05/20/2005                   6,525,000       6,778,444
CK Witco Corp.                                   8.500%       03/15/2005                     735,000         765,869
COX Radio, Inc. Senior Notes                     6.625%       02/15/2006                   6,200,000       6,176,726
CSC Holdings, Inc.                               7.875%       12/15/2007                     275,000         272,868
CSC Holdings, Inc. 144A Senior Notes             7.625%       04/01/2011                   1,940,000       1,846,926
CSC Holdings, Inc. Senior Notes                  8.125%       07/15/2009                     100,000          98,979
CSX Corp.                                        6.250%       10/15/2008                   4,000,000       3,834,826
Calpine Corp. Senior Notes                       8.500%       02/15/2011                   5,280,000       5,078,455
Charter Communications Holdings LLC Senior
  Notes                                          8.250%       04/01/2007                  12,800,000      12,000,000
Clear Channel Communications                     7.875%       06/15/2005                   9,485,000       9,945,716
Cleveland Electric Co./Toledo Edison             7.670%       07/01/2004                     350,000         362,791
Coastal Corp.                                    7.750%       06/15/2010                  10,275,000      10,438,886
Compaq Computer                                  7.650%       08/01/2005                   8,765,000       8,948,099
Conmed Corp. Notes                               9.000%       03/15/2008                   1,400,000       1,372,000
Continental Cablevision Senior Notes             8.300%       05/15/2006                   2,900,000       3,115,341
Cox Communications, Inc.                         7.750%       11/01/2010                  11,275,000      11,781,693
DTE Energy Co. Senior Notes                      7.050%       06/01/2011                   8,850,000       8,879,764
Daimler Chrylser Medium Term Note                6.840%       10/15/2002                  20,250,000      20,656,624
Daimler Chrysler NA Holding                      7.125%       03/01/2002                   6,875,000       6,968,981
Daimler Chrysler NA Holding                      7.400%       01/20/2005                     200,000         206,698
Daimler Chrysler NA Holding                      7.750%       06/15/2005                      50,000          52,479
Daimler Chrysler NA Holding                      8.000%       06/15/2010                     475,000         494,285
Delta Air Lines                                  7.700%       12/15/2005                   4,125,000       4,079,375
Delta Air Lines                                  8.300%       12/15/2029                  12,300,000      10,685,379
E.I. Du Pont de Nemours & Co.                    6.875%       10/15/2009                   2,415,000       2,490,488
El Paso Energy Corp. Medium Term Notes           8.050%       10/15/2030                   2,075,000       2,094,837
El Paso Energy Corp. Senior Notes                6.750%       05/15/2009                   7,600,000       7,330,002
El Paso Energy Corp. Senior Notes                7.000%       05/15/2011                     350,000         337,886

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         PAR              VALUE
SECURITY                                        RATE           MATURITY                 VALUE           (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL BONDS (CONTINUED)
Enron Corp.                                      6.400%       07/15/2006            USD    5,520,000  $    5,489,538
Extended Stay America, Inc. 144A Senior Sub
  Notes                                          9.875%       06/15/2011                     850,000         845,750
Fred Meyer, Inc.                                 7.450%       03/01/2008                   2,000,000       2,068,591
HCA - The Healthcare Co.                         8.750%       09/01/2010                   2,175,000       2,316,375
HCA - The Healthcare Co. Senior Notes            7.875%       02/01/2011                   4,300,000       4,321,500
Harrahs Operating Co, Inc.                       7.125%       06/01/2007                   2,475,000       2,449,302
Horseshoe Gaming Holdings                        8.625%       05/15/2009                   5,000,000       5,037,500
Kroger Co.                                       6.800%       12/15/2018                   6,175,000       5,682,847
Kroger Co.                                       7.625%       09/15/2006                     100,000         105,238
Kroger Co.                                       8.050%       02/01/2010                  10,550,000      11,219,292
Lear Corp.                                       7.960%       05/15/2005                     650,000         655,056
Lear Corp.                                       8.110%       05/15/2009                   3,050,000       3,030,186
Level 3 Communications Inc. Senior Step Up
  Notes(b)                                      12.875%       03/15/2010                   1,135,000         227,000
Lucent Technologies, Inc.                        6.450%       03/15/2029                   5,620,000       3,287,700
McLeod USA, Inc. Senior Notes                    8.375%       03/15/2008                   3,030,000       1,666,500
McLeod USA, Inc. Senior Notes                    9.500%       11/01/2008                   4,150,000       2,407,000
McLeod USA, Inc. Senior Step Up Notes(b)         0.000%       03/01/2007                   3,475,000       1,876,500
Mohegan Tribal Gaming                            8.125%       01/01/2006                   5,325,000       5,391,562
News America Holdings Corp.                      7.750%       12/01/2045                     125,000         115,214
News America Holdings Corp.                      9.250%       02/01/2013                   2,275,000       2,550,800
News America Inc. Deb Notes 144A                 7.625%       11/30/2028                   7,300,000       6,761,990
Nextel Communications, Inc. 144A Senior Notes    9.500%       02/01/2011                   6,275,000       4,831,750
Niagara Mohawk Power                             5.875%       09/01/2002                   7,300,000       7,327,418
Niagara Mohawk Power                             7.625%       10/01/2005                     453,658         467,657
Niagara Mohawk Power Senior Notes                7.750%       10/01/2008                   4,000,000       4,083,188
Norfolk Southern Corp.                           7.050%       05/01/2037                   8,600,000       8,826,042
Norfolk Southern Corp.                           7.350%       05/15/2007                     125,000         130,567
Norfolk Southern Corp.                           6.750%       02/15/2011                   3,000,000       2,937,392
Northrop Grumman Corp. 144A                      7.750%       02/15/2031                   6,140,000       6,062,022
Occidental Petroleum Senior Notes                8.450%       02/15/2029                   3,850,000       4,273,500
Panamsat Notes                                   6.000%       01/15/2003                     225,000         222,884
Phillips Petroluem Co.                           8.750%       05/25/2010                   5,225,000       5,944,015
Pinnacle Partners 144A Senior Notes              8.830%       08/15/2004                  11,300,000      11,620,508
Progress Energy, Inc. Senior Notes               6.750%       03/01/2006                   5,820,000       5,921,507
Quest Diagnostics, Inc.                          6.750%       07/12/2006                   1,465,000       1,449,696
Quest Diagnostics, Inc.                          7.500%       07/12/2011                   1,950,000       1,940,226
Qwest Communications International, Inc.
  Senior Notes                                   7.500%       11/01/2008                     150,000         153,350
Raytheon Corp.                                   6.400%       12/15/2018                   2,600,000       2,198,534
Raytheon Corp.                                   7.000%       11/01/2028                   3,750,000       3,408,375
Raytheon Corp.                                   7.900%       03/01/2003                     100,000         102,215
Raytheon Corp.                                   6.450%       08/15/2002                     250,000         251,376
Republic Service                                 7.125%       05/15/2009                   6,500,000       6,431,662
Salem Communications Corp. Senior Sub Notes      9.500%       10/01/2007                   2,475,000       2,475,000
Six Flags, Inc. 144A Senior Notes                9.500%       02/01/2009                   4,700,000       4,711,750
Speedway Motorsports                             8.500%       08/15/2007                     250,000         253,750

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         PAR              VALUE
SECURITY                                        RATE           MATURITY                 VALUE           (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL BONDS (CONTINUED)
Sprint Capital Corp.                             5.700%       11/15/2003            USD      200,000  $      198,721
Station Casinos, Inc.                            9.750%       04/15/2007                   2,000,000       2,060,000
Station Casinos, Inc. Senior Sub Notes           9.875%       07/01/2010                   2,650,000       2,742,750
TCI Communications, Inc.                         7.875%       02/15/2026                   3,340,000       3,361,852
TCI Communications, Inc.                         8.000%       08/01/2005                   2,690,000       2,847,023
TCI Communications, Inc.                         8.750%       08/01/2015                   5,420,000       6,077,502
TRW Inc.                                         7.750%       06/01/2029                     200,000         189,488
TRW Inc.                                         6.625%       06/01/2004                     525,000         527,934
Tenet Healthcare Corp.(a)                        8.625%       12/01/2003                     150,000         156,375
Time Warner, Inc.                                6.625%       05/15/2029                   6,025,000       5,358,447
Time Warner, Inc.                                8.110%       08/15/2006                   5,250,000       5,657,194
Tosco Corp.                                      8.125%       02/15/2030                     150,000         167,694
Tricon Global Restaurant, Inc. Senior Notes      7.450%       05/15/2005                     250,000         244,677
Tricon Global Restaurant, Inc. Senior Notes      8.875%       04/15/2011                   4,225,000       4,330,625
Viacom, Inc.                                     6.625%       05/15/2011                   5,700,000       5,592,202
Viacom, Inc.                                     7.700%       07/30/2010                   7,685,000       8,088,009
WMX Technologies                                 7.100%       08/01/2026                   3,925,000       3,993,310
Waste Management, Inc.                           6.875%       05/15/2009                  15,325,000      14,893,381
Waste Management, Inc.                           7.375%       08/01/2010                     125,000         125,187
Westinghouse Credit Corp. Deb. Notes             8.875%       06/14/2014                   2,825,000       3,192,250
Westvaco Corp.                                   7.950%       02/15/2031                   2,875,000       2,775,382
Westvaco Corp.                                   8.200%       01/15/2030                   2,400,000       2,378,080
Williams Communications Group, Inc.             10.700%       10/01/2007                     125,000          51,250
Williams Communications Group, Inc. Senior
  Notes 144A                                    11.700%       08/01/2008                   4,890,000       2,053,800
Worldcom, Inc.                                   8.250%       05/15/2031                  11,025,000      10,830,960
Worldcom, Inc. Senior Notes NCL                  7.500%       05/15/2011                  11,600,000      11,283,866
XO Communications, Inc. Step Up Notes(b)         0.000%       04/15/2008                  17,200,000       2,752,000
                                                                                                      --------------
                                                                                                         492,609,395
                                                                                                      --------------
PUBLIC UTILITY -- 1.4%
AES Corp.                                        8.750%       12/15/2002                     125,000         126,875
AES Corp. Senior Notes                           8.875%       02/15/2011                   5,225,000       5,094,375
AES Corp. Senior Notes                           9.375%       09/15/2010                     200,000         201,500
Duke Energy Corp.                                7.125%       09/03/2002                     400,000         409,403
Duke Energy Corp. Series A                       6.000%       12/01/2028                   6,200,000       5,222,335
NiSource Finance Corp.                           7.625%       11/15/2005                   7,350,000       7,687,478
NiSource Finance Corp.                           7.875%       11/15/2010                   8,675,000       9,188,148
                                                                                                      --------------
                                                                                                          27,930,114
                                                                                                      --------------
Total Corporate (Cost $742,418,766)                                                                      718,229,019
                                                                                                      --------------
FOREIGN GOVERNMENT/OTHER -- 13.2%
DENMARK -- 0.1%
Denmark Realkredit                               5.000%       10/01/2019            DKK   24,966,570       2,648,650
                                                                                                      --------------
EURO -- 1.6%
British Telecommunications PLC                   6.875%       02/15/2011            EUR      300,000         258,883
Bundes Obligation Ser 124                        4.500%       08/19/2002                   6,470,000       5,500,925
Bundes Obligation Ser 135                        5.000%       05/20/2005                   7,060,000       6,094,764

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         PAR              VALUE
SECURITY                                        RATE           MATURITY                 VALUE           (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
EURO (CONTINUED)
Clear Channel Communications                     6.500%       07/07/2005            EUR      180,000  $      154,773
Deutschland Republic                             4.125%       07/04/2008                   1,485,000       1,205,399
Deutschland Republic                             5.250%       07/04/2010                   1,280,000       1,103,263
Deutschland Republic                             5.250%       01/04/2011                  11,720,000      10,095,786
Deutschland Republic                             5.625%       01/04/2028                   5,222,205       4,393,078
Enron Corp.                                      4.375%       04/08/2005                     500,000         407,238
Gillette Co.                                     5.250%       12/30/2002                     785,000         672,704
International Lease Finance Corp.                4.125%       07/12/2004                     295,000         243,779
Kingdom of Belgium                               5.750%       09/28/2010                     375,000         327,165
Lear Corp. 144A Senior Notes                     8.125%       04/01/2008                     185,000         157,683
MBNA Corp. Series 6                              4.375%       08/19/2004                     400,000         335,067
National Westminister Bank(a)                    6.625%       10/29/2049                   2,795,000       2,398,411
Tyco International Group SA                      6.125%       04/04/2007                     435,000         377,829
                                                                                                      --------------
                                                                                                          33,726,747
                                                                                                      --------------
HONG KONG -- 0.0%
Guangdong Alliance Ltd. 144A                     8.000%       12/22/2005            HKD      850,922          59,999
                                                                                                      --------------
JAPAN -- 0.2%
Bayerische Landesbank Giro Senior Notes          1.400%       04/22/2013            JPY   55,000,000         444,940
GE Financial Assurance                           1.600%       06/20/2011                  55,000,000         444,990
Quebec Province                                  1.600%       05/09/2013                 577,000,000       4,730,790
                                                                                                      --------------
                                                                                                           5,620,720
                                                                                                      --------------
NEW ZEALAND -- 0.3%
New Zealand Government                           8.000%       11/15/2006            NZD   10,150,000       4,386,648
Nufarm Ltd. Notes                                9.800%       04/15/2002                   3,800,000       1,597,330
                                                                                                      --------------
                                                                                                           5,983,978
                                                                                                      --------------
SINGAPORE -- 0.2%
Singapore Government                             3.500%       02/01/2004            SGD    4,490,000       2,520,900
Singapore Government                             5.125%       11/15/2004                   2,085,000       1,229,753
                                                                                                      --------------
                                                                                                           3,750,653
                                                                                                      --------------
SWEDEN -- 0.0%
Sweden Government Bond #1035                     6.000%       02/09/2005            SEK    9,495,000         899,152
                                                                                                      --------------
UNITED KINGDOM -- 0.9%
Halifax PLC                                      6.375%       04/03/2008            GBP      165,000         236,126
Lehman Brothers Holdings PLC                     6.950%       06/22/2004                     475,000         679,401
Royal Bank of Scotland                           9.118%       03/31/2049                  10,125,000      11,269,732
Royal Bank of Scotland PLC Capital Funding(a)    7.754%       05/31/2021                     230,000         348,075
UK Treasury Gilt                                 9.500%       04/18/2005                   2,440,000       3,909,308
                                                                                                      --------------
                                                                                                          16,442,642
                                                                                                      --------------
YANKEE BONDS -- 9.9%
Abbey National PLC(a)                            6.700%       06/29/2049            USD      250,000         243,315
Abbey National PLC                               7.350%       10/29/2049                  13,000,000      13,141,830

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         PAR              VALUE
SECURITY                                        RATE           MATURITY                 VALUE           (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
YANKEE BONDS (CONTINUED)
Abbey National PLC                               7.950%       10/26/2029            USD    5,575,000  $    6,139,010
Abitibi-Consolidated, Inc.                       8.300%       08/01/2005                   1,795,000       1,869,961
Abitibi-Consolidated, Inc.                       8.850%       08/01/2030                   8,250,000       8,504,100
Amvescap Senior Notes 144A NCL                   6.600%       05/15/2005                  15,825,000      15,956,979
British Sky Broadcasting                         8.200%       07/15/2009                      75,000          74,559
British Telecommunications PLC                   8.625%       12/15/2030                   9,505,000      10,372,331
Bulgaria IAB Ser PDI(a)                          6.313%       07/28/2011                   1,365,000       1,074,938
Colt Telecom Group PLC Senior Step Up
  Notes(b)                                       0.000%       12/15/2006                   4,100,000       3,690,000
Cominco Ltd. Notes                               6.875%       02/15/2006                  11,150,000      10,594,841
Domtar, Inc.                                     8.750%       08/01/2006                     250,000         267,888
Domtar, Inc.                                     9.500%       08/01/2016                   7,400,000       7,820,542
Edperbrascan Ltd. Notes                          7.375%       10/01/2002                  12,625,000      12,673,918
Global Crossing Holdings Ltd. 144A
  Senior Notes                                   8.700%       08/01/2007                   3,125,000       2,390,625
Guangdong Asset Management 144A                  5.000%       12/22/2005                   1,106,691         354,141
Gulf Canada Resources Ltd.                       7.125%       01/15/2011                     825,000         849,318
Gulf Canada Resources Ltd. Senior Notes          8.350%       08/01/2006                     125,000         136,486
Gulf Canada Resources Ltd. Senior Notes          8.375%       11/15/2005                      75,000          81,274
KPN-Qwest B.V. Senior Notes                      8.125%       06/01/2009                     150,000          90,000
Koninklijke KPN NV                               8.375%       10/01/2030                  10,220,000       9,335,188
Lite-On Technology Corp. 144A CVT(c)             0.000%       12/15/2002                     425,000         505,750
National Westminster Bank(a)                     7.750%       04/29/2049                     250,000         255,610
Nordbanken                                       8.950%       11/29/2049                  12,300,000      13,351,527
Nortel Networks Corp.                            6.125%       02/15/2006                   6,800,000       5,873,500
Potash Corp. Saskatchewan                        7.750%       05/31/2011                   2,575,000       2,627,818
Republic of Panama                               4.500%       07/17/2014                      95,000          82,413
Republic of Panama                               9.375%       04/01/2029                     104,000         106,995
Republic of Panama PDI(a)                        0.000%       07/17/2016                      24,353          20,091
Republic of Panama PDI(a)                        4.000%       07/17/2016                   2,206,562       1,820,413
Republic of South Africa                         9.125%       05/19/2009                     140,000         151,257
Royal Caribbean Cruises                          7.000%       10/15/2007                   4,640,000       4,190,845
Royal Caribbean Cruises Senior Notes             7.500%       10/15/2027                   2,650,000       1,987,278
Royal Caribbean Cruises Senior Notes             8.750%       02/02/2011                  10,850,000      10,416,000
Russian Federation                               5.000%       03/31/2030                   5,920,000       2,788,320
Russian Federation                              12.750%       06/24/2028                   1,700,000       1,674,500
St. Georges Bank 144A                            7.150%       10/15/2005                  14,625,000      15,127,076
Stagecoach Holdings                              8.625%       11/15/2009                     175,000         161,998
Telus Corp.                                      8.000%       06/01/2011                   6,400,000       6,512,447
Tembec Industries, Inc.                          8.500%       02/01/2011                     100,000         101,500
Tyco International Group SA                      6.125%       01/15/2009                     650,000         623,381
Tyco International Group SA                      6.750%       02/15/2011                  15,550,000      15,428,604
Tyco International Group SA                      6.875%       01/15/2029                     300,000         280,987
Tyco International Group SA                      7.000%       06/15/2028                   6,170,000       5,875,691
United Mexican States                            8.125%       12/30/2019                   4,635,000       4,380,075
United Mexican States                           10.375%       02/17/2009                   2,010,000       2,246,175
                                                                                                      --------------
                                                                                                         202,251,495
                                                                                                      --------------
Total Foreign Government/Other (Cost $274,202,290)                                                       271,384,036
                                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           PAR              VALUE
SECURITY                                        RATE             MATURITY                 VALUE           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------
NON-AGENCY -- 2.5%
PASS THRU SECURITIES -- 2.5%
Amresco Communication Mortgage 1997-B A1
  144A(d)                                        6.728%         04/15/2014            USD   15,188,767  $   15,198,260
Chase Commercial Mortgage Securities Corp.
  1997-2D Non-ERISA                              6.600%         12/25/2007                     650,000         628,596
FDIC REMIC Trust 1994-C1 2C                      8.450%         09/25/2025                      91,970          91,912
First Chicago/Lennar Trust 1997-CHL1-D           8.129%         05/29/2008                  10,820,000       9,598,206
GMAC Commercial Mortgage Securities, Inc.
  1997-C1 E Non-ERISA                            7.085%         11/15/2010                     750,000         734,678
GMAC Commercial Mortgage Securities, Inc.
  1997-C1 F Non-ERISA                            7.222%         11/15/2011                   8,350,000       7,911,625
Merrill Lynch Mortgage Investments 1997-C1 D
  Non-ERISA                                      7.120%         06/18/2029                   4,725,000       4,679,168
Morgan Stanley Capital 1998-HF1 E                7.415%         02/15/2008                   5,725,000       5,682,063
Resolution Trust Corp. 1994 C2 E Non-ERISA       8.000%         04/25/2025                   2,874,955       2,867,767
Resolution Trust Corp. 1994-1 Cl M2              7.750%         09/25/2029                   2,524,100       2,524,100
Resolution Trust Corp. 1995-Cl E                 6.900%         02/25/2027                     819,599         811,403
                                                                                                        --------------
Total Non-Agency (Cost $51,341,824)                                                                         50,727,778
                                                                                                        --------------
U.S. GOVERNMENT AGENCY -- 35.6%
PASS THRU SECURITIES -- 35.6%
FHLMC                                            7.500%   02/01/2030 - 02/01/2031           39,878,191      40,733,579
FHLMC                                            5.750%         03/15/2009                     575,000         565,564
FHLMC Gold 30 Yr (TBA)#                          7.000%         08/01/2031                  86,775,000      86,965,037
FNMA                                             5.125%         02/13/2004                      75,000          75,347
FNMA                                             5.400%         05/01/2031                     334,878         329,785
FNMA                                             6.000%   06/01/2003 - 07/01/2003               79,270          80,270
FNMA                                             6.500%   04/01/2016 - 06/01/2031           57,132,882      56,812,920
FNMA                                             7.000%         05/01/2029                      73,184          74,053
FNMA                                             7.000%   08/01/2029 - 10/01/2029            4,242,232       4,268,721
FNMA                                             7.000%   10/01/2029 - 05/01/2031           86,588,254      87,037,891
FNMA                                             7.500%   09/01/2029 - 07/01/2031          129,455,083     132,159,234
FNMA                                             8.000%   12/01/2029 - 02/01/2031           52,012,266      53,730,491
FNMA #                                           7.000%         07/01/2029                     140,186         141,851
FNMA #                                           7.000%         10/01/2029                      31,057          31,426
FNMA (TBA)#                                      6.500%         07/01/2031                 173,075,000     170,319,960
FNMA (TBA)#                                      7.000%         07/01/2031                   3,705,000       3,721,228
FNMA (TBA)#                                      7.500%   05/01/2030 - 07/01/2031           10,500,000      10,714,468
FNMA (TBA)#                                      8.000%         07/01/2031                  30,250,000      31,242,503
GNMA                                             7.500%   08/15/2029 - 08/15/2029           10,738,739      11,019,879
GNMA                                             8.000%   08/15/2024 - 07/15/2030           36,293,472      37,613,314
GNMA                                             9.000%   12/15/2017 - 02/15/2021              168,279         180,327
                                                                                                        --------------
Total U.S. Government Agency (Cost $726,683,659)                                                           727,817,848
                                                                                                        --------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         PAR              VALUE
SECURITY                                        RATE           MATURITY                 VALUE           (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 9.9%
TREASURY BONDS -- 4.4%
U.S. Treasury Bond                               6.250%       05/15/2030            USD   84,715,000  $   89,730,975
                                                                                                      --------------
TREASURY NOTES -- 5.5%
U.S. Treasury Inflation Index Note (TIPS)(a)     3.375%       01/15/2007                  22,827,313      23,119,787
U.S. Treasury Inflation Index Note (TIPS)        4.250%       01/15/2010                  19,288,786      20,415,974
U.S. Treasury Note+                              5.125%       12/31/2002                  21,325,000      21,624,830
U.S. Treasury Note                               5.750%       08/15/2010                  23,645,000      24,192,382
U.S. Treasury Note                               5.875%       11/15/2004                   2,420,000       2,502,788
U.S. Treasury Note+                              6.625%       04/30/2002                   4,100,000       4,191,102
U.S. Treasury Note                               6.750%       05/15/2005                  14,665,000      15,613,532
                                                                                                      --------------
                                                                                                         111,660,395
                                                                                                      --------------
Total U.S. Treasury Obligations (Cost $202,102,353)                                                      201,391,370
                                                                                                      --------------
TOTAL BONDS AND NOTES (COST $2,307,211,697)                                                            2,275,233,029
                                                                                                      --------------

                                                                                         SHARES
                                                                                    ----------------
EQUITIES -- 1.6%
FINANCIAL -- 1.6%
California Federal 9.125% Pfd                                                                219,000       5,536,320
Equity Office Properties Trust 144A CVT Pfd                                                  508,500      24,611,400
Global Crossing PIK 10.50% Pfd                                                                45,825       2,694,075
Guangdong Investment Ltd. (Hong Kong)*                                                     2,586,216         268,558
HK Property Co. (Hong Kong)*                                                                 228,997               0
                                                                                                      --------------
                                                                                                          33,110,353
                                                                                                      --------------
INDUSTRIAL -- 0.0%
GH Water Supply Holdings Ltd. 144A (Hong
  Kong)*                                                                                      87,018               0
Guangdong Alliance Ltd. 144A (Hong Kong)*                                                    228,997               0
                                                                                                      --------------
                                                                                                                   0
                                                                                                      --------------
TOTAL EQUITIES (COST $36,226,888)                                                                         33,110,353
                                                                                                      --------------

                                                                                        CONTRACT
                                                                                          SIZE
                                                                                    ----------------
PURCHASED OPTIONS -- 0.1%
DEM 5.00% Call, Strike Price 102.25,
  08/13/2001 (EUR)                                                                           785,000           1,131
Floor 3 month LIBOR, Strike Price 4.00%, due
  05/29/2003 (USD)                                                                         2,066,000         384,276
JPY Put/EUR Call, Strike Price 106.50,
  09/06/2001 (EUR)                                                                           705,000           8,218

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      CONTRACT            VALUE
SECURITY                                                                                SIZE            (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS (CONTINUED)
JPY Put/EUR Call, Strike Price 110.25,
  12/06/2001 (EUR)                                                                         2,100,000  $       20,118
JPY Put/USD Call, Strike Price 125.00,
  09/13/01 (USD)                                                                          22,400,000         319,872
JPY Put/USD Call, Strike Price 125.00,
  11/16/2001 (USD)                                                                         3,500,000          61,600
JPY Put/USD Call, Strike Price 130.00,
  05/14/2002 (USD)                                                                         1,400,000          20,580
JPY Put/USD Call, Strike Price 130.00,
  05/14/2002 (USD)                                                                        21,500,000         419,250
USD Put/GBP Call, Strike Price 1.42,
  09/06/2001 (USD)                                                                           600,000           5,100
UST 4.63% Call, Strike Price 100.09,
  08/06/2001 (USD)                                                                           501,300          54,830
UST 5.75% Call, Strike Price 102.69,
  11/20/2001 (USD)                                                                           531,250         381,437
UST 5.75% Call, Strike Price 103.09,
  11/20/2001 (USD)                                                                           639,690         369,741
UST 6.38% Put, Strike Price 98.95, 07/02/2001
  (USD)                                                                                      110,000               0
                                                                                                      --------------
TOTAL PURCHASED OPTIONS (COST $2,288,088)                                                                  2,046,153
                                                                                                      --------------
                                                                                         PAR
                                                RATE           MATURITY                 VALUE
                                               -------         --------                 -----
SHORT-TERM INVESTMENTS -- 5.4%
U.S. GOVERNMENT AGENCY -- 0.6%
FHLMC Discount Note=/=                           3.305%       07/16/2001            USD      700,000         698,988
FHLMC Discount Note=/=                           3.982%       07/16/2001                   1,600,000       1,597,212
FNMA Discount Note=/=                            3.928%       07/16/2001                   9,950,000       9,933,903
                                                                                                      --------------
                                                                                                          12,230,103
                                                                                                      --------------
REPURCHASE AGREEMENTS -- 4.8%
Tri-party repurchase agreements dated 06/29/01 with Salomon Smith Barney, Inc.
and Investors Bank and Trust Company, due 07/02/01, with a maturity value of
$98,343,625, and an effective yield of 3.00%, collateralized by U.S. Government
Obligations with rates of 5.50% and 7.50%, maturity dates of 11/15/16 and
08/15/28, and a market value of $100,307,970.                                                             98,319,045
                                                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS (COST $110,549,148)                                                         110,549,148
                                                                                                      --------------
TOTAL INVESTMENTS -- 118.5% (COST $2,456,275,821)                                                     $2,420,938,683
OTHER ASSETS, LESS LIABILITIES --
(18.5%)                                                                                                 (378,386,116)
                                                                                                      --------------
NET ASSETS -- 100.0%                                                                                  $2,042,552,567
                                                                                                      ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT - Convertible
FHLMC - Federal Home Loan Mortgage Corporation
FLIRB - Front Loaded Interest Reduction Bond
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
IAB - Interest Arrears Bonds
NCL - Non-callable
PDI - Past Due Interest Bonds
PIK - Payment-in-kind
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Securities
DKK - Danish Krone
EUR - Euro
GBP - Great British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
(a)   Variable Rate Security; rate indicated is as of 06/30/01.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(c)   Zero coupon security.
(d) Security is valued in good faith under procedures established by the board of trustees.
#     All or a portion of these securities are delayed delivery contracts.
+     Denotes all or part of security segregated as collateral.
*     Non-income producing security.
=/=   Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1B) (identified cost,
    $2,456,275,821)                                                   $2,420,938,683
  Foreign currency, at value (identified cost,
    $2,631,618)                                                            2,622,759
  Receivable for investments sold                                         21,070,370
  Interest and dividends receivable                                       27,078,803
  Receivable for delayed delivery transactions (Note 6)                   87,734,271
  Receivable for variation margin on open financial
    futures contracts (Note 5)                                               131,406
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                            1,642,386
  Prepaid expenses                                                            24,191
                                                                      --------------
    Total assets                                                       2,561,242,869
LIABILITIES
  Payable for investments purchased                     $428,803,501
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                            1,566,005
  Payable for delayed delivery transactions (Note 6)      87,480,047
  Options written, at value (Note 5) (premiums
    received, $1,016,275)                                    669,898
  Accrued accounting and custody fees                        105,602
  Accrued trustees' fees and expenses (Note 2)                17,333
  Accrued expenses and other liabilities                      47,916
                                                        ------------
    Total liabilities                                                    518,690,302
                                                                      --------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                          $2,042,552,567
                                                                      ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1D)
  Interest income                                                    $76,091,739
  Dividend income (net of foreign withholding taxes of
    $2,623)                                                            1,211,458
                                                                     -----------
    Total income                                                      77,303,197
EXPENSES
  Investment advisory fee (Note 2)                      $ 3,475,215
  Accounting and custody fees                               312,858
  Legal and audit services                                   49,116
  Trustees' fees and expenses (Note 2)                       46,349
  Insurance expense                                          18,632
  Licensing fees                                              9,917
  Amortization of organizational expenses (Note 1H)           5,023
  Miscellaneous                                                 176
                                                        -----------
      Total expenses                                                   3,917,286
                                                                     -----------
        Net investment income                                         73,385,911
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (9,464,785)
    Financial futures contracts                           3,029,692
    Written options transactions                         (6,230,708)
    Foreign currency transactions and forward foreign
      currency exchange contracts                         2,007,267
                                                        -----------
      Net realized loss                                              (10,658,534)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 5,541,937
    Financial futures contracts                          (1,819,034)
    Written options                                       5,905,140
    Foreign currency and forward foreign currency
      exchange contracts                                  4,085,660
                                                        -----------
      Change in net unrealized appreciation
        (depreciation)                                                13,713,703
                                                                     -----------
    Net realized and unrealized gain                                   3,055,169
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $76,441,080
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2001        YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2000
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                   $   73,385,911    $  191,214,320
  Net realized loss                                          (10,658,534)      (78,346,046)
  Change in net unrealized appreciation (depreciation)        13,713,703       133,605,403
                                                          --------------    --------------
  Net increase in net assets from investment operations       76,441,080       246,473,677
                                                          --------------    --------------
CAPITAL TRANSACTIONS
  Contributions                                               77,930,797       223,630,782
  Withdrawals                                               (337,821,167)   (1,155,808,014)
                                                          --------------    --------------
  Net decrease in net assets from capital transactions      (259,890,370)     (932,177,232)
                                                          --------------    --------------
TOTAL DECREASE IN NET ASSETS                                (183,449,290)     (685,703,555)
NET ASSETS
  At beginning of period                                   2,226,001,857     2,911,705,412
                                                          --------------    --------------
  At end of period                                        $2,042,552,567    $2,226,001,857
                                                          ==============    ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                                SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED                             YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2001   -------------------------------------------------------------------
                                          (UNAUDITED)(a)       2000          1999          1998          1997        1996(1)
                                          ---------------  ------------  ------------  ------------  ------------  -----------
RATIOS:
  Expenses (to average daily net assets)          0.36%+          0.35%         0.35%         0.34%         0.36%        0.37%+
  Net Investment Income (to average
    daily net assets)                             6.70%+          7.24%         6.86%         6.56%         6.77%        7.14%+
  Portfolio Turnover                               175%++          233%          159%          148%           89%          69%++
  Net Assets, End of Period (000's
    omitted)                                $2,042,553      $2,226,002    $2,911,705    $3,416,462    $3,325,623   $2,616,112

----------
(a) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was decrease the ratio of net investment income to average net assets from 6.73% to 6.70%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1) For the period May 3, 1996 (commencement of operations) through December 31, 1996.
+     Computed on an annualized basis.
++    Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At June 30, 2001, there was one fund, Standish Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2001 was approximately 100%.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Portfolio's investment adviser. Advisory agreements between the Portfolios and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. CHANGE IN ACCOUNTING PRINCIPLE

      Effective January 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Portfolio, but resulted in the following reclassification of the components as of January 1, 2001, based on securities held by the Portfolio as of that date:

            NET UNREALIZED                         UNDISTRIBUTED NET
      APPRECIATION (DEPRECIATION)                  INVESTMENT INCOME
      ---------------------------                  -----------------
              $1,099,647                              $(1,099,647)

      The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $380,784, decrease net unrealized appreciation by $348,271, and increase net realized gain (loss) by $729,055. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

      B. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      C. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

      D. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

      E. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      F. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      G. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

      H. DEFERRED ORGANIZATION EXPENSE

      Costs incurred by the Portfolio in connection with its organization and initial registration were completely amortized during the six months ended June 30, 2001.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish for overall investment advisory and administrative services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000.

      No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001 were as follows:

                                                           PURCHASES         SALES
                                                        --------------  --------------
      U.S. Government Securities                        $2,889,452,679  $2,878,088,832
                                                        ==============  ==============
      Investments (non-U.S.Government Securities)       $1,330,237,285  $1,414,424,623
                                                        ==============  ==============

(4)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                    $2,457,027,197
                                                        ==============
      Gross unrealized appreciation                         20,106,379
      Gross unrealized depreciation                        (56,194,893)
                                                        --------------
      Net unrealized depreciation                       $  (36,088,514)
                                                        ==============

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of the written put options for the six months ended June 30, 2001 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ----------------------------------------------------------------------

                                         NUMBER OF CONTRACTS       PREMIUMS
                                         -------------------     -----------
      Outstanding, beginning of period             5             $ 2,144,665
      Options written                              3               1,540,039
      Options expired                             (4)             (1,586,688)
      Options closed                              (2)             (1,253,727)
                                                  --             -----------
      Outstanding, end of period                   2             $   844,289
                                                  ==             ===========

      At June 30, 2001, the Portfolio held the following written put option contracts:

      SECURITY                                          CONTRACTS     VALUE
      ----------------------------------------------    ---------   --------
      UST 5.75% Put, Strike Price 101.74, 11/20/2001          1     $241,188
      UST 5.75% Put, Strike Price 101.11, 11/20/2001          1      368,461
                                                                    --------
      Total (premiums received $844,289)                            $609,649
                                                                    ========

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      A summary of the written call options for the six months ended June 30, 2001 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      -------------------------------------------------------------------------

                                            NUMBER OF CONTRACTS      PREMIUMS
                                            -------------------     -----------
      Outstanding, beginning of period                    8         $ 2,679,333
      Options written                                     4           1,712,705
      Options exercised                                  (1)         (1,431,800)
      Options closed                                    (10)         (2,823,163)
                                                        ---         -----------
      Outstanding, end of period                          1         $   137,075
                                                        ===         ===========

      At June 30, 2001, the Portfolio held the following written call option contracts:

      SECURITY                                           CONTRACTS      VALUE
      -------------------------------------------------  ---------      -----
      FNMA 7.00% Call, Strike Price 101.83, 08/06/2001         1     $ 52,219
                                                                     --------
      Total (premiums received $137,075)                             $ 52,219
                                                                     ========

      A summary of the written cross currency options for the six months ended June 30, 2001 is as follows:

      WRITTEN CROSS CURRENCY OPTION TRANSACTIONS
      -------------------------------------------------------------------------
                                            NUMBER OF CONTRACTS      PREMIUMS
                                            -------------------     -----------
      Outstanding, beginning of period                    6         $    51,824
      Options written                                     5              94,794
      Options expired                                    (4)            (36,289)
      Options closed                                     (6)            (75,418)
                                                         --         -----------
      Outstanding, end of period                          1         $    34,911
                                                         ==         ===========

      At June 30, 2001, the Portfolio held the following written cross currency option contracts:

      SECURITY                                           CONTRACTS      VALUE
      -------------------------------------------------  ---------      -----
      JPY Put/EUR Call, Strike Price 117.00, 12/06/2001         1      $8,030
                                                                       ------
      Total (premiums received $34,911)                                $8,030
                                                                       ======

      At June 30, 2001, the Portfolio had segregated sufficient securities for open written options contracts.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2001, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                       LOCAL PRINCIPAL       CONTRACT          MARKET     AGGREGATE    UNREALIZED
      CONTRACTS TO RECEIVE                 AMOUNT           VALUE DATE         VALUE     FACE AMOUNT   GAIN/(LOSS)
      ------------------------------------------------------------------------------------------------------------
      Argentinian Peso                      2,116,261       04/17/2002      $ 1,808,770  $ 1,924,623   $ (115,853)
      Australian Dollar                     2,640,000       09/19/2001        1,342,195    1,358,280      (16,085)
      British Pound Sterling                4,330,000       09/19/2001        6,102,275    6,090,599       11,676
      Euro Dollar                           2,642,692       07/02/2001        2,241,059    2,231,965        9,094
      Hong Kong Dollar                     64,752,733       08/13/2001        8,301,579    8,312,919      (11,340)
      Japanese Yen                        293,331,447       07/02/2001        2,351,925    2,354,015       (2,090)
      New Zealand Dollar                    1,400,000       09/19/2001          564,823      576,520      (11,697)
      Polish Zloty                         27,874,860       08/03/2001        6,860,378    5,767,610    1,092,768
      Swedish Krona                        39,850,000       09/19/2001        3,660,573    3,656,132        4,441
                                                                            -----------  ------------  ----------
      TOTAL                                                                 $33,233,577  $32,272,663   $  960,914
                                                                            ===========  ============  ==========

                                            LOCAL PRINCIPAL      CONTRACT        MARKET      AGGREGATE     UNREALIZED
      CONTRACTS TO DELIVER                      AMOUNT          VALUE DATE       VALUE      FACE AMOUNT    GAIN/(LOSS)
      ----------------------------------------------------------------------------------------------------------------
      Argentinian Peso                            2,116,261     04/17/2002     $ 1,808,770  $ 1,902,858   $    94,088
      Australian Dollar                           2,670,000     09/19/2001       1,357,447    1,388,400        30,953
      British Pound Sterling                      7,750,000     09/19/2001      10,922,085   10,812,805      (109,280)
      Danish Krone                               23,960,000     09/19/2001       2,719,369    2,702,306       (17,063)
      Euro Dollar                                40,660,000     09/19/2001      34,421,404   34,561,579       140,175
      Hong Kong Dollar                           64,752,733     08/13/2001       8,301,579    8,187,815      (113,764)
      Japanese Yen                              701,030,000     09/19/2001       5,668,193    5,688,371        20,178
      New Zealand Dollar                         16,390,000     09/19/2001       6,612,468    6,834,630       222,162
      Polish Zloty                               27,874,860     08/03/2001       6,860,378    5,736,993    (1,123,385)
      Singapore Dollar                            6,840,000     09/19/2001       3,762,155    3,779,006        16,851
      Swedish Krona                              85,972,679  07/02-09/19/2001    7,902,015    7,856,567       (45,448)
                                                                               -----------  ------------  -----------
      TOTAL                                                                    $90,335,863  $89,451,330   $  (884,533)
                                                                               ===========  ============  ===========

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                         STANDISH FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2001, the Portfolio held the following financials futures contracts:

                                                                      UNDERLYING FACE
      CONTRACT                             POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED GAIN
      ------------------------------------------------------------------------------------------------
      U.S. 10 Year Note (7 Contracts)         Long       9/28/01        $   723,406       $  1,588
      U.S. 10 Year Note (265 Contracts)      Short       9/28/01         27,299,142        148,629
                                                                                          --------
                                                                                          $150,217
                                                                                          ========

      At June 30, 2001, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

(6)   DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price may be established, the principal value may not be finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      At June 30, 2001, the Portfolio had entered into the following delayed delivery transactions:

      TYPE                        SECURITY                    SETTLEMENT DATE   PAYABLE AMOUNT
      ------------------------------------------------------------------------------------------
      Buy         FHLMC Gold 30 Yr (TBA), 7.0%, 07/01/2031        07/16/2001      $87,480,047
                                                                                  ===========

                                                                               RECEIVABLE AMOUNT
      ------------------------------------------------------------------------------------------
      Sell        FHLMC Gold 30 Yr (TBA), 7.0%, 07/01/2031        07/16/2001      $87,734,271
                                                                                  ===========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Global Fixed Income Portfolio
    ("Portfolio"), at value (Note 1B)                              $373,466,327
  Prepaid expenses                                                       11,130
                                                                   ------------
    Total assets                                                    373,477,457

LIABILITIES
  Payable for Fund shares redeemed                     $   41,327
  Distributions payable                                 1,226,638
  Accrued accounting, custody and transfer agent fees       6,923
  Accrued expenses and other liabilities                   13,056
                                                       ----------
    Total liabilities                                                 1,287,944
                                                                   ------------
NET ASSETS                                                         $372,189,513
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                  $406,385,732
  Accumulated net realized loss                                     (20,922,684)
  Distributions in excess of net investment income                   (2,844,120)
  Net unrealized depreciation                                       (10,429,415)
                                                                   ------------
TOTAL NET ASSETS                                                   $372,189,513
                                                                   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                            19,991,161
                                                                   ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                  $      18.62
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income allocated from Portfolio                             $ 9,802,794
  Dividend income allocated from Portfolio (net of
    foreign withholding taxes of $2,830)                                     5,045
  Expenses allocated from Portfolio                                       (992,800)
                                                                       -----------
    Net investment income allocated from Portfolio                       8,815,039

EXPENSES
  Accounting, custody, and transfer agent fees           $     20,626
  Legal and audit services                                     16,976
  Registration fees                                             9,085
  Trustees' fees and expenses (Note 2)                            992
  Insurance expense                                               890
  Miscellaneous                                                 7,096
                                                         ------------
    Total expenses                                                          55,665
                                                                       -----------
      Net investment income                                              8,759,374
                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                       (6,405,070)
    Financial futures contracts                               112,639
    Written options transactions                            1,616,218
    Foreign currency transactions and forward foreign
      currency exchange contracts                          14,352,196
                                                         ------------
      Net realized gain                                                  9,675,983
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                 (20,839,256)
    Financial futures contracts                               (31,703)
    Written options                                         1,346,143
    Foreign currency and forward foreign currency
      exchange contracts                                    9,982,189
                                                         ------------
      Change in net unrealized appreciation
        (depreciation)                                                  (9,542,627)
                                                                       -----------
    Net realized and unrealized gain on investments                        133,356
                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                             $ 8,892,730
                                                                       ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2001       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2000
                                                         ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $  8,759,374      $ 21,528,610
  Net realized gain                                           9,675,983         4,873,604
  Change in net unrealized appreciation (depreciation)       (9,542,627)        9,467,824
                                                           ------------      ------------
  Net increase in net assets from investment operations       8,892,730        35,870,038
                                                           ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                 (6,950,089)      (22,440,852)
  In excess of net investment income                                 --       (16,799,282)
                                                           ------------      ------------
  Total distributions to shareholders                        (6,950,089)      (39,240,134)
                                                           ------------      ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           15,975,549        36,463,099
  Value of shares issued to shareholders in payment of
    distributions declared                                    5,232,691        27,827,339
  Cost of shares redeemed                                   (24,700,487)      (66,427,541)
                                                           ------------      ------------
  Net decrease in net assets from Fund share
    transactions                                             (3,492,247)       (2,137,103)
                                                           ------------      ------------
TOTAL DECREASE IN NET ASSETS                                 (1,549,606)       (5,507,199)
NET ASSETS
  At beginning of period                                    373,739,119       379,246,318
                                                           ------------      ------------
  At end of period (including distributions in excess
    of net investment income of $2,844,120 and
    $3,159,039)                                            $372,189,513      $373,739,119
                                                           ============      ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                        YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2001   -----------------------------------------------------------
                                          (UNAUDITED)(a)     2000        1999        1998        1997         1996
                                          --------------  ----------  ----------  ----------  ----------   ----------
Net Asset Value, Beginning of Period         $  18.53      $  18.76    $  20.28    $  20.39    $  20.09     $  19.53
                                             --------      --------    --------    --------    --------     --------
FROM INVESTMENT OPERATIONS:
  Net investment income*                         0.44(1)       1.06(1)     1.26(1)     1.28(1)     1.34(1)      1.42(1)
  Net realized and unrealized gain
    (loss) on investments                        0.00(2)       0.71       (1.38)       0.12        0.96         1.05
                                             --------      --------    --------    --------    --------     --------
Total from investment operations                 0.44          1.77       (0.12)       1.40        2.30         2.47
                                             --------      --------    --------    --------    --------     --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (0.35)        (1.14)      (1.40)      (1.21)      (1.98)       (1.91)
  In excess of net investment income               --         (0.86)         --          --          --           --
  From net realized gain on investments            --            --          --       (0.30)      (0.02)          --
                                             --------      --------    --------    --------    --------     --------
Total distributions to shareholders             (0.35)        (2.00)      (1.40)      (1.51)      (2.00)       (1.91)
                                             --------      --------    --------    --------    --------     --------
NET ASSET VALUE, END OF PERIOD               $  18.62      $  18.53    $  18.76    $  20.28    $  20.39     $  20.09
                                             ========      ========    ========    ========    ========     ========
TOTAL RETURN                                     2.31%++       9.79%      (0.64)%      6.98%      11.68%+++    13.03%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(3)                                  0.56%+        0.56%       0.54%       0.56%       0.65%        0.65%
  Net Investment Income (to average
    daily net assets)*                           4.71%+        5.59%       6.31%       6.18%       6.42%        7.11%
  Portfolio Turnover(4)                            --            --          --          --          --           73%
  Net Assets, End of Period (000's
    omitted)                                 $372,190      $373,739    $379,246    $458,526    $255,762     $155,731

-----------------
* For the period indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee payable to the Portfolio and/or reimbursed the Fund for all of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

      Net investment income per share             N/A           N/A         N/A         N/A    $   1.33(1)      N/A
      Ratios (to average daily net assets):
        Expenses(3)                               N/A           N/A         N/A         N/A        0.66%        N/A
        Net investment income                     N/A           N/A         N/A         N/A        6.41%        N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was decrease net investment income per share by $0.007, increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 4.79% to 4.71%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)   Calculated based on average shares outstanding.
(2)   Amount calculates to less than $0.01 per share.
(3) Includes the Fund's shares of Standish Global Fixed Income Portfolio's allocated expenses for the periods since May 3, 1996.
(4) Portfolio turnover represents the rate of portfolio activity for the period while the Fund invested directly in securities, including the period from January 1, 1996 through May 2, 1996. The portfolio turnover rates for the period since the Fund transferred substantially all of its investable assets to the Portfolio are shown in the Portfolio's financial statements which are included elsewhere in this report.
+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Global Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of Standish Global Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Fund's investment adviser. Advisory agreements between the Funds and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. CHANGE IN ACCOUNTING PRINCIPLE

      Effective January 1, 2001, through its investment in the Portfolio, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in the following reclassification of the components of net assets as of January 1, 2001, based on securities held by the Portfolio as of that date:

               NET UNREALIZED         UNDISTRIBUTED NET
         APPRECIATION (DEPRECIATION)  INVESTMENT INCOME
         ---------------------------  -----------------

                 $1,494,366              $(1,494,366)

      The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $134,076, decrease net unrealized appreciation by $1,277,281, and increase net realized gain (loss) by $1,411,357. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

      B. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio. The Fund does not isolate that portion of the

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      At December 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryovers are $13,797,057 and $15,102,080, which expire on December 31, 2007 and 2008, respectively. The Fund elected to defer to its fiscal year ending December 31, 2001, $10,674,168 of losses recognized during the period November 1, 2000 to December 31, 2000.

      E. DISTRIBUTIONS TO SHAREHOLDERS

      Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Distributions to shareholders are recorded on ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

      F. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                        STANDISH GLOBAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)   INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2001, aggregated $16,258,357 and $26,088,421 respectively.

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                               SIX MONTHS ENDED
                                                                JUNE 30, 2001         YEAR ENDED
                                                                 (UNAUDITED)      DECEMBER 31, 2000
                                                               ----------------  --------------------
      Shares sold                                                    845,850           1,930,165
      Shares issued to shareholders in payment of
        distributions declared                                       278,929           1,508,247
      Shares redeemed                                             (1,303,646)         (3,485,653)
                                                                  ----------          ----------
      Net decrease                                                  (178,867)            (47,241)
                                                                  ----------          ----------

      At June 30, 2001, three shareholders held of record approximately 23%, 20% and 11% of the total outstanding shares of the Fund, respectively.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 PAR          VALUE
SECURITY                                        RATE     MATURITY               VALUE       (NOTE 1A)
-------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 95.8%
ASSET BACKED -- 2.8%
American Express Co. 1999-1 A                   5.600%  11/15/2006         USD  1,150,000  $  1,163,658
Americredit Auto Receivable Trust 1999-B        5.960%  03/12/2006              2,000,000     2,036,008
Citibank Credit Card Master Trust 1999-1 A      5.500%  02/15/2006              2,300,000     2,311,142
Discover Card Master Trust 1998-7 A             5.600%  05/15/2006              2,900,000     2,935,281
Ford Credit Auto Owner Trust 1997-B 2           7.370%  07/15/2004              2,200,000     2,287,659
                                                                                           ------------
Total Asset Backed (Cost $10,351,168)                                                        10,733,748
                                                                                           ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
Bear Stearns Mortgage 1998-2 B                  6.750%  04/30/2030              1,407,925     1,374,047
                                                                                           ------------
Total Collateralized Mortgage Obligations (Cost $1,398,355)                                   1,374,047
                                                                                           ------------
CONVERTIBLE CORPORATE BONDS -- 0.0%
Royal Caribbean Cruises Step Up Notes(a)        0.000%  05/18/2021                200,000        82,000
                                                                                           ------------
Total Convertible Corporate Bonds (Cost $83,594)                                                 82,000
                                                                                           ------------
CORPORATE -- 16.5%
BANK BONDS -- 1.1%
Dime Bancorp, Inc.                              9.000%  12/19/2002                900,000       942,097
FleetBoston Financial Corp.                     7.250%  09/15/2005              1,250,000     1,310,867
GS Escrow Corp. 144A Senior Notes               7.125%  08/01/2005                730,000       707,894
Wells Fargo & Co. Notes NCL                     6.625%  07/15/2004                875,000       903,554
Wells Fargo Bank NA                             7.550%  06/21/2010                400,000       423,692
                                                                                           ------------
                                                                                              4,288,104
                                                                                           ------------
FINANCIAL -- 0.9%
ERAC USA Finance Company 144A                   7.350%  06/15/2008              1,325,000     1,313,696
Goldman Sachs Group, Inc.                       6.875%  01/15/2011                950,000       944,351
Simon Property Group LP                         6.625%  06/15/2003              1,225,000     1,236,846
                                                                                           ------------
                                                                                              3,494,893
                                                                                           ------------
INDUSTRIAL BONDS -- 13.7%
Adelphia Communications Senior Notes           10.875%  10/01/2010                350,000       354,375
Albertson's, Inc.                               7.450%  08/01/2029              1,000,000       937,700
Aramark Services, Inc.                          6.750%  08/01/2004              2,000,000     1,967,486
Argosy Gaming Co. 144A Senior Notes            10.750%  06/01/2009                450,000       484,312
Beckman Coulter, Inc.                           7.100%  03/04/2003              2,075,000     2,105,296
Calpine Corp. Senior Notes                      8.500%  02/15/2011                925,000       889,691
Charter Communications Holdings LLC Senior
  Notes                                        10.750%  10/01/2009                925,000       968,937
Cleveland Electric Co./Toledo Edison            7.670%  07/01/2004              2,150,000     2,228,574
Conmed Corp. Notes                              9.000%  03/15/2008                700,000       686,000
Cox Communications, Inc.                        7.750%  11/01/2010              1,800,000     1,880,891
Daimler Chrysler NA Holding                     7.750%  06/15/2005              1,070,000     1,123,059
El Paso Energy Corp. Medium Term Notes          8.050%  10/15/2030              2,450,000     2,473,422
Ford Motor Credit Co.                           7.600%  08/01/2005              3,975,000     4,147,882
Harrahs Operating Co, Inc.                      7.125%  06/01/2007                300,000       296,885
Horseshoe Gaming Holdings                       8.625%  05/15/2009              1,000,000     1,007,500

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                 PAR          VALUE
SECURITY                                        RATE     MATURITY               VALUE       (NOTE 1A)
-------------------------------------------------------------------------------------------------------
INDUSTRIAL BONDS (CONTINUED)
Horseshoe Gaming LLC Notes                      9.375%  06/15/2007         USD    450,000  $    465,750
International Paper Co.                         8.000%  07/08/2003              1,050,000     1,095,176
Isle of Capri Casinos                           8.750%  04/15/2009                975,000       887,250
Kaufman & Broad Home Corp. Senior Notes         7.750%  10/15/2004                300,000       294,000
Kroger Co.                                      6.800%  12/15/2018              2,000,000     1,840,598
McLeod USA, Inc. Senior Notes                   8.375%  03/15/2008              1,990,000     1,094,500
Niagara Mohawk Power                            7.375%  07/01/2003                907,317       930,564
Niagara Mohawk Power Senior Notes               7.750%  10/01/2008              1,175,000     1,199,436
Norfolk Southern Corp.                          6.750%  02/15/2011              1,850,000     1,811,391
Panamsat Notes                                  6.125%  01/15/2005              1,500,000     1,428,119
Phillips Petroluem Co.                          8.750%  05/25/2010              1,050,000     1,194,491
Pinnacle Partners 144A Senior Notes             8.830%  08/15/2004              1,850,000     1,902,473
Progress Energy, Inc. Senior Notes              7.100%  03/01/2011              1,200,000     1,213,929
Pulte Homes, Inc.                               7.000%  12/15/2003                250,000       248,954
Raytheon Corp.                                  7.900%  03/01/2003              3,175,000     3,245,336
Six Flags, Inc. 144A Senior Notes               9.500%  02/01/2009                925,000       927,312
Sprint Capital Corp.                            5.875%  05/01/2004              1,650,000     1,619,063
TRW, Inc.                                       7.625%  03/15/2006              1,700,000     1,751,960
Tenet Healthcare Corp.(b)                       8.625%  12/01/2003                525,000       547,313
Time Warner, Inc.                               7.750%  06/15/2005                500,000       525,504
Unilever Capital Corp.                          7.125%  11/01/2010                 75,000        78,384
WMX Technologies                                6.375%  12/01/2003              3,400,000     3,407,828
Worldcom, Inc.                                  8.250%  05/15/2031              1,750,000     1,719,200
                                                                                           ------------
                                                                                             50,980,541
                                                                                           ------------
PUBLIC UTILITY -- 0.8%
AES Corp. Senior Notes                          9.375%  09/15/2010                850,000       856,375
Alabama Power Co.                               7.850%  05/15/2003                825,000       862,824
NiSource Finance Corp.                          7.875%  11/15/2010              1,175,000     1,244,504
                                                                                           ------------
                                                                                              2,963,703
                                                                                           ------------
Total Corporate (Cost $62,121,981)                                                           61,727,241
                                                                                           ------------
FOREIGN GOVERNMENT/OTHER -- 71.5%
CANADA -- 1.9%
Canada Government                               5.500%  06/01/2009         CAD  1,900,000     1,226,206
Canada Government                               5.500%  06/01/2010              3,795,000     2,434,718
Canada Government                               6.000%  06/01/2008              5,170,000     3,447,486
                                                                                           ------------
                                                                                              7,108,410
                                                                                           ------------
DENMARK -- 1.9%
Denmark Realkredit                              8.000%  10/01/2026         DKK        891           106
Denmark Realkredit                              5.000%  10/01/2019             67,800,138     7,192,771
                                                                                           ------------
                                                                                              7,192,877
                                                                                           ------------
EURO -- 35.2%
BMW Finance NV                                  5.250%  09/01/2006         EUR  1,200,000     1,013,899
British Telecommunications PLC                  6.875%  02/15/2011              1,115,000       962,180
Bundes Obligation                               4.250%  11/26/2004              8,170,000     6,892,946

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              PAR             VALUE
SECURITY                                        RATE     MATURITY            VALUE          (NOTE 1A)
-------------------------------------------------------------------------------------------------------
EURO (CONTINUED)
Bundes Obligation Ser 124                       4.500%  08/19/2002     EUR      5,960,000  $  5,067,313
Bundes Obligation Ser 135                       5.000%  05/20/2005             13,945,000    12,038,453
CIT Group, Inc. Senior Notes                    5.500%  05/16/2005                975,000       830,867
Clear Channel Communications                    6.500%  07/07/2005              1,635,000     1,405,855
Colt Telecom Group PLC 144A Notes               7.625%  07/31/2008                950,000       321,317
Colt Telecom Group PLC Senior Notes             7.625%  07/31/2008                400,000       135,292
Deutsche Bahn Finance BV                        6.000%  06/15/2010              2,010,000     1,764,345
Deutschland Republic                            4.000%  07/04/2009              6,900,000     5,479,710
Deutschland Republic                            4.750%  07/04/2028              2,542,000     1,887,249
Deutschland Republic                            5.250%  07/04/2010             16,495,000    14,217,437
Deutschland Republic                            5.250%  01/04/2011              6,360,000     5,478,600
Deutschland Republic                            5.375%  01/04/2010              3,600,000     3,125,520
Deutschland Republic                            6.250%  01/04/2030              5,775,000     5,299,395
Deutschland Republic                            6.750%  07/15/2004             17,250,000    15,579,194
Enron Corp.                                     4.375%  04/08/2005              2,000,000     1,628,951
Ford Motor Credit Co.                           5.625%  02/02/2004              1,125,000       963,226
French Treasury Note                            5.000%  01/12/2006              5,895,000     5,071,543
Gillette Co.                                    5.250%  12/30/2002              4,190,000     3,590,613
International Lease Finance Corp.               4.125%  07/12/2004              1,800,000     1,487,464
Italian Government                              4.750%  07/01/2005              1,210,000     1,028,005
KPN-Qwest B.V. 144A Private Placement           7.125%  06/01/2009              3,220,000     1,583,912
Koninklijke KPN NV                              7.250%  04/12/2006              1,055,000       903,782
Lear Corp. 144A Senior Notes                    8.125%  04/01/2008              1,010,000       860,864
MBNA Corp. Series 6                             4.375%  08/19/2004              2,000,000     1,675,337
Messer Griesheim Holding AG 144A Senior Notes  10.375%  06/01/2011              1,325,000     1,157,444
National Westminister Bank(b)                   6.625%  10/29/2049                825,000       707,939
Netherland Government Notes                     5.500%  07/15/2010              4,300,000     3,723,413
Parker-Hannifin Corp.                           6.250%  11/21/2005              1,900,000     1,646,841
Treuhandanstalt                                 7.500%  09/09/2004             20,545,000    18,957,545
Tyco International Group SA                     6.125%  04/04/2007              2,380,000     2,067,202
Versatel Telecom BV                             4.000%  12/17/2004                415,000        93,270
Worldcom, Inc. Senior Notes                     6.750%  05/15/2008              2,990,000     2,534,044
                                                                                           ------------
                                                                                            131,180,967
                                                                                           ------------
JAPAN -- 21.0%
A/S Eksportfinans                               1.800%  06/21/2010     JPY    499,000,000     4,263,230
Bayerische Landesbank Giro Senior Notes         1.400%  04/22/2013            550,000,000     4,449,397
Deutsche Ausgleichsbank                         1.850%  09/20/2010            244,000,000     2,110,825
Development Bank of Japan                       1.750%  06/21/2010          1,305,000,000    11,123,713
Ford Motor Credit Co.                           1.200%  02/07/2005            570,000,000     4,627,120
GE Financial Assurance                          1.600%  06/20/2011            775,000,000     6,270,319
Italy Euroyen Notes                             1.800%  02/23/2010            488,000,000     4,192,036
Japan Government                                2.500%  12/21/2020          1,187,000,000    10,712,028
KFW International Finance                       1.750%  03/23/2010            304,000,000     2,619,576
McDonald's Corp.                                2.000%  03/09/2010            151,000,000     1,278,457
Mexican Notes NCL                               3.100%  04/24/2002            490,000,000     3,984,883
Pfizer, Inc.                                   80.000%  03/18/2008            796,000,000     6,423,783

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              PAR             VALUE
SECURITY                                        RATE     MATURITY            VALUE          (NOTE 1A)
-------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Province of Ontario                             1.875%  01/25/2010     JPY    816,000,000  $  7,039,825
Quebec Province                                 1.600%  05/09/2013          1,153,000,000     9,453,380
                                                                                           ------------
                                                                                             78,548,572
                                                                                           ------------
NEW ZEALAND -- 0.5%
Nufarm Ltd. Notes                               9.800%  04/15/2002     NZD      4,100,000     1,723,435
                                                                                           ------------
SINGAPORE -- 1.7%
Singapore Government                            3.500%  02/01/2004     SGD      7,250,000     4,070,496
Singapore Government                            5.125%  11/15/2004              3,850,000     2,270,767
                                                                                           ------------
                                                                                              6,341,263
                                                                                           ------------
SWEDEN -- 1.3%
Sweden Government Bond #1035                    6.000%  02/09/2005     SEK     51,100,000     4,839,037
                                                                                           ------------
UNITED KINGDOM -- 3.8%
Abbey National Treasury                         7.750%  12/31/2003     GBP      1,200,000     1,756,957
General Electric Capital Corp.                  5.125%  01/12/2004              1,210,000     1,669,693
Halifax PLC                                     6.375%  04/03/2008                645,000       923,040
Inco Ltd.                                      15.750%  07/15/2006                200,000       382,081
Lehman Brothers Holdings PLC                    6.950%  06/22/2004              1,450,000     2,073,961
Lloyds TSB Bank PLC(b)                          6.625%  07/15/2049              1,270,000     1,774,715
Royal Bank of Scotland PLC(b)                   7.375%  08/31/2049                800,000     1,165,105
Royal Bank of Scotland PLC Capital Funding(b)   7.754%  05/31/2021                950,000     1,437,701
UK Treasury Gilt Stock                          6.750%  11/26/2004              1,995,000     2,929,743
                                                                                           ------------
                                                                                             14,112,996
                                                                                           ------------
YANKEE BONDS -- 4.2%
Arab Republic of Egypt                          8.750%  07/11/2011      USD       900,000       898,929
British Telecommunications PLC                  8.125%  12/15/2010              1,075,000     1,134,781
Bulgaria IAB Ser PDI(b)                         6.313%  07/28/2011              1,175,000       925,313
Colt Telecom Group PLC Senior Step Up
  Notes(a)                                      0.000%  12/15/2006              1,150,000     1,035,000
Edperbrascan Ltd.                               7.125%  12/16/2003              1,250,000     1,253,125
Global Crossing Holdings Ltd. 144A Senior
  Notes                                         8.700%  08/01/2007                925,000       707,625
Merita Bank Perpetual FLIRB 144A                7.500%  12/29/2049              1,325,000     1,337,150
Republic of Panama                              9.625%  02/08/2011              2,225,000     2,247,250
Royal Caribbean Cruises                         8.250%  04/01/2005              1,625,000     1,629,815
Stora Enso Oyj Senior Notes                     7.375%  05/15/2011                475,000       480,387
Telus Corp.                                     8.000%  06/01/2011              1,025,000     1,043,009
Tyco International Group SA                     6.125%  11/01/2008              1,850,000     1,778,588
United Mexican States                           8.125%  12/30/2019              1,345,000     1,271,025
                                                                                           ------------
                                                                                             15,741,997
                                                                                           ------------
Total Foreign Government/Other (Cost $280,131,504)                                          266,789,554
                                                                                           ------------
NON-AGENCY -- 0.8%
PASS THRU SECURITIES -- 0.8%
Chase Commercial Mortgage Securities Corp.
  1997-2D Non-ERISA                             6.600%  12/25/2007                500,000       483,535

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                PAR           VALUE
SECURITY                                        RATE     MATURITY              VALUE        (NOTE 1A)
-------------------------------------------------------------------------------------------------------
PASS THRU SECURITIES (CONTINUED)
GMAC Commercial Mortgage Securities, Inc.
  1997-C1 E Non-ERISA                           7.085%  11/15/2010         USD    900,000  $    881,613
GMAC Mortgage Corp. 1996-C1 F Non-ERISA         7.860%  11/15/2006              1,000,000       947,500
Mortgage Capital Funding 1997-MC2 D Non-ERISA   7.117%  11/20/2007                725,000       720,242
                                                                                           ------------
                                                                                              3,032,890
                                                                                           ------------
Total Non-Agency (Cost $3,029,219)                                                            3,032,890
                                                                                           ------------
U.S. TREASURY OBLIGATIONS -- 3.8%
TREASURY BONDS -- 3.5%
U.S. Treasury Bond                              6.250%  05/15/2030             12,305,000    13,033,579
                                                                                           ------------
TREASURY NOTES -- 0.3%
U.S. Treasury Note                              6.750%  05/15/2005                425,000       452,489
U.S. Treasury Note+                             7.875%  11/15/2004                450,000       492,822
                                                                                           ------------
                                                                                                945,311
                                                                                           ------------
Total U.S. Treasury Obligations (Cost $14,269,928)                                           13,978,890
                                                                                           ------------
TOTAL BONDS AND NOTES (COST $371,385,749)                                                   357,718,370
                                                                                           ------------

                                                                               SHARES
                                                                            -------------
EQUITIES -- 0.1%

FINANCIAL -- 0.1%
Equity Office Properties Trust 5.25% CVT Pfd REIT                                   6,000       290,400
                                                                                           ------------
TOTAL EQUITIES (COST $300,000)                                                                  290,400
                                                                                           ------------

                                                                              CONTRACT
                                                                                SIZE
                                                                            -------------
PURCHASED OPTIONS -- 0.1%

DEM 5.00% Call, Strike Price 102.25, 08/13/2001 (EUR)                           4,200,000         6,052
JPY 1.40% Call, Strike Price 102.36, 09/28/2001 (JPY)                         456,000,000        24,505
JPY Put/EUR Call, Strike Price 106.50, 09/06/2001 (EUR)                         4,168,000        48,586
JPY Put/EUR Call, Strike Price 110.25, 12/06/2001 (EUR)                         3,850,000        36,883
JPY Put/USD Call, Strike Price 125.00, 11/16/2001 (USD)                        18,500,000       325,600
JPY Put/USD Call, Strike Price 130.00, 05/14/2002 (USD)                         7,300,000       107,310
USD Put/GBP Call, Strike Price 1.42, 09/06/2001 (USD)                           3,545,000        30,133
UST 5.75% Call, Strike Price 105.63, 07/09/01 (USD)                                37,600            98
                                                                                           ------------
TOTAL PURCHASED OPTIONS (COST $825,988)                                                         579,167
                                                                                           ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      VALUE
SECURITY                                                                            (NOTE 1A)
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.4%
REPURCHASE AGREEMENTS -- 4.4%
Tri-party repurchase agreement dated 06/29/01 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 07/02/01,
with a maturity value of $16,274,156 and an effective yield of
3.0%, collateralized by a U.S. Government Obligation with a rate of 5.5%, a maturity date of 08/15/28 and an aggregated market
value of $16,601,009.                                                              $ 16,270,088
                                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,270,088)                                      16,270,088
                                                                                   ------------
TOTAL INVESTMENTS -- 100.4% (COST $388,781,825)                                    $374,858,025
OTHER ASSETS, LESS LIABILITIES -- (0.4%)                                             (1,391,548)
                                                                                   ------------
NET ASSETS -- 100.0%                                                               $373,466,477
                                                                                   ============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT - Convertible
FLIRB - Front Loaded Interest Reduction Bond
IAB - Interest Arrears Bonds
NCL - Non-callable
PDI - Past Due Interest Bonds
REIT - Real Estate Investment Trust
CAD - Canadian Dollar
DEM - German Deutsche Mark
DKK - Danish Krone
EUR - Euro
GBP - Great British Pound
JPY - Japanese Yen
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b)   Variable Rate Security; rate indicated is as of 06/30/01.
+     Denotes all or part of security pledged as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1B) (identified cost,
    $388,781,825)                                                   $374,858,025
  Receivable for investments sold                                     14,207,962
  Interest receivable                                                  7,865,856
  Receivable for variation margin on open financial
    futures contracts (Note 5)                                            17,500
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                        6,535,508
  Prepaid expenses                                                        10,832
                                                                    ------------
    Total assets                                                     403,495,683

LIABILITIES
  Payable for investments purchased                     $28,361,344
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                           1,334,030
  Due to custodian                                          208,869
  Options written, at value (Note 5) (premiums
    received, $142,729)                                      33,786
  Accrued accounting and custody fees                        68,129
  Accrued trustees' fees and expenses (Note 2)                2,961
  Accrued expenses and other liabilities                     20,087
                                                        -----------
    Total liabilities                                                 30,029,206
                                                                    ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $373,466,477
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1D)
  Interest income                                                   $ 9,802,800
  Dividend income (net of foreign withholding taxes of
    $2,830)                                                               5,045
                                                                    -----------
    Total income                                                      9,807,845

EXPENSES
  Investment advisory fee (Note 2)                     $    743,614
  Accounting and custody fees                               198,712
  Legal and audit services                                   18,376
  Licensing fees                                              9,917
  Trustees' fees and expenses (Note 2)                        9,347
  Insurance expense                                           7,811
  Amortization of organizational expenses (Note 1G)           5,023
                                                       ------------
    Total expenses                                                      992,800
                                                                    -----------
      Net investment income                                           8,815,045
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (6,405,082)
    Financial futures contracts                             112,639
    Written options transactions                          1,616,218
    Foreign currency transactions and forward foreign
      currency exchange contracts                        14,352,202
                                                       ------------
      Net realized gain                                               9,675,977
  Change in unrealized appreciation (depreciation)
    Investment securities                               (20,839,256)
    Financial futures contracts                             (31,703)
    Written options                                       1,346,144
    Foreign currency and forward foreign currency
      exchange contracts                                  9,982,193
                                                       ------------
      Change in net unrealized appreciation
        (depreciation)                                               (9,542,622)
                                                                    -----------
    Net realized and unrealized gain                                    133,355
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 8,948,400
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                           JUNE 30, 2001       YEAR ENDED
                                                            (UNAUDITED)     DECEMBER 31, 2000
                                                         -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                     $  8,815,045      $ 21,643,170
  Net realized gain                                            9,675,977         4,873,606
  Change in net unrealized appreciation (depreciation)        (9,542,622)        9,467,828
                                                            ------------      ------------
  Net increase in net assets from investment operations        8,948,400        35,984,604
                                                            ------------      ------------
CAPITAL TRANSACTIONS
  Contributions                                               16,258,357        36,180,291
  Withdrawals                                                (27,088,421)      (76,420,808)
                                                            ------------      ------------
  Net decrease in net assets from capital transactions       (10,830,064)      (40,240,517)
                                                            ------------      ------------
TOTAL DECREASE IN NET ASSETS                                  (1,881,664)       (4,255,913)
NET ASSETS
  At beginning of period                                     375,348,141       379,604,054
                                                            ------------      ------------
  At end of period                                          $373,466,477      $375,348,141
                                                            ============      ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                                SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                         YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2001   -----------------------------------------------------------
                                          (UNAUDITED)(a)     2000        1999        1998        1997       1996(1)
                                          --------------  ----------  ----------  ----------  ----------  -----------
RATIOS:
  Expenses (to average daily net assets)         0.53%+        0.53%       0.52%       0.51%       0.61%       0.62%+
  Net Investment Income (to average
    daily net assets)                            4.74%+        5.61%       6.33%       6.22%       6.47%       7.17%+
  Portfolio Turnover                              133%++        236%        172%        162%        176%        111%++
  Net Assets, End of Period (000's
    omitted)                                 $373,466      $375,348    $379,604    $461,588    $262,553    $159,814

-----------------
(a) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. The effect of this change for the six months ended June 30, 2001 was decrease the ratio of net investment income to average net assets from 4.81% to 4.74%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1) For the period May 3, 1996 (commencement of operations) through December 31, 1996.
+     Computed on an annualized basis.
++    Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

      At June 30, 2001 there was one fund, Standish Global Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2001 was approximately 100%.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Portfolio's investment adviser. Advisory agreements between the Portfolios and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. CHANGE IN ACCOUNTING PRINCIPLE

      Effective January 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities using the daily, effective yield method. Prior to January 1, 2001, the Portfolio did not amortize premiums, and certain discounts were amortized using the straight-line method. The cumulative effect of this accounting change had no impact on total net assets of the Portfolio, but resulted in the following reclassification of the components as of January 1, 2001, based on securities held by the Portfolio as of that date:

               NET UNREALIZED         UNDISTRIBUTED NET
         APPRECIATION (DEPRECIATION)  INVESTMENT INCOME
         ---------------------------  -----------------
                 $1,494,366              $(1,494,366)

      The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $134,076, decrease net unrealized appreciation by $1,277,281 and increase net realized gain (loss) by $1,411,357. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in policy.

      B. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      C. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

      D. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually required or paid.

      E. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      F. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      G. DEFERRED ORGANIZATION EXPENSE

      Costs incurred by the Portfolio in connection with its organization and initial registration were completely amortized during the six months ended June 30, 2001.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      H. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets. Standish voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.65% of the Portfolio's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by Standish at any time. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2001 were as follows:

                                                    PURCHASES       SALES
                                                   ------------  ------------
      U.S. Government Securities                   $ 79,695,991  $122,612,645
                                                   ============  ============
      Investments (non-U.S.Government Securities)  $403,530,479  $352,021,377
                                                   ============  ============

(4)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                       $388,998,910
                                                           ============
      Gross unrealized appreciation                           1,565,390
      Gross unrealized depreciation                         (15,706,275)
                                                           ------------
      Net unrealized depreciation                          $(14,140,885)
                                                           ============

(5)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of the written put options for the six months ended June 30, 2001 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      --------------------------------------------------------------------------
                                          NUMBER OF CONTRACTS      PREMIUMS
                                          -------------------  -----------------
      Outstanding, beginning of period             5              $  294,469
      Options written                              4                 203,959
      Options expired                             (5)               (329,725)
      Options closed                              (3)               (127,578)
                                                  --              ----------
      Outstanding, end of period                   1              $   41,125
                                                  ==              ==========

      At June 30, 2001, the Portfolio held the following written put option contracts:

      SECURITY                                          CONTRACTS      VALUE
      --------------------------------------------------------------------------
      UST 5.75% Put, Strike Price 102.25, 07/09/2001            1     $19,064
                                                                      -------
      Total (premiums received $41,125)                               $19,064
                                                                      =======

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      A summary of the written call options for the six months ended June 30, 2001 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      --------------------------------------------------------------------------
                                              NUMBER OF CONTRACTS    PREMIUMS
                                              -------------------  -------------
      Outstanding, beginning of period                10            $ 396,429
      Options written                                  6              713,198
      Options exercised                               (3)            (571,169)
      Options expired                                 (4)            (181,504)
      Options closed                                  (8)            (319,354)
                                                      --            ---------
      Outstanding, end of period                       1            $  37,600
                                                      ==            =========

      At June 30, 2001, the Portfolio held the following written call option contracts:

      SECURITY                                            CONTRACTS      VALUE
      --------------------------------------------------------------------------
      UST 5.75% Call, Strike Price 109.00, 07/09/2001             1     $     0
                                                                        -------
      Total (premiums received $37,600)                                 $     0
                                                                        =======

      A summary of the written cross currency options for the six months ended June 30, 2001 is as follows:

      WRITTEN CROSS CURRENCY OPTION TRANSACTIONS
      --------------------------------------------------------------------------
                                              NUMBER OF CONTRACTS    PREMIUMS
                                              -------------------  -------------
      Outstanding, beginning of period                 7            $   326,502
      Options written                                  6                437,563
      Options expired                                 (4)              (156,340)
      Options closed                                  (8)              (543,721)
                                                      --            -----------
      Outstanding, end of period                       1            $    64,004
                                                      ==            ===========

      At June 30, 2001, the Portfolio held the following written cross currency option contracts:

      SECURITY                                            CONTRACTS     VALUE
      --------------------------------------------------------------------------
      JPY Put/EUR Call, Strike Price 117.00, 12/06/2001           1    $14,722
                                                                       -------
      Total (premiums received $64,004)                                $14,722
                                                                       =======

      At June 30, 2001, the Portfolio had segregated sufficient securities for open written options contracts.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2001, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                               LOCAL PRINCIPAL      CONTRACT             MARKET           AGGREGATE        UNREALIZED
CONTRACTS TO RECEIVE               AMOUNT          VALUE DATE            VALUE           FACE AMOUNT       GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------
Argentinian Peso                    4,094,079      04/17/2002      $       3,499,213  $      3,743,103   $      (243,890)
Australian Dollar                  12,320,000      09/19/2001              6,263,578         6,498,800          (235,222)
British Pound Sterling              3,930,000      09/19/2001              5,538,554         5,510,842            27,712
Danish Krone                       31,100,000      09/19/2001              3,529,732         3,579,444           (49,712)
Euro Dollar                           833,000   08/22-09/19/2001             705,417           713,151            (7,734)
Hong Kong Dollar                   91,189,357      08/13/2001             11,690,868        11,704,890           (14,022)
Japanese Yen                      689,848,299   07/02-09/19/2001           5,531,638         5,537,071            (5,433)
Polish Zloty                        4,081,080      08/03/2001              1,004,409           844,420           159,989
Swedish Krona                      53,750,000      09/19/2001              4,937,411         4,987,381           (49,970)
                                                                   -----------------  ----------------   ---------------
TOTAL                                                              $      42,700,820  $     43,119,102   $      (418,282)
                                                                   =================  ================   ===============

                               LOCAL PRINCIPAL      CONTRACT             MARKET           AGGREGATE        UNREALIZED
CONTRACTS TO DELIVER               AMOUNT          VALUE DATE            VALUE           FACE AMOUNT       GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------
Argentinian Peso                    4,094,079      04/17/2002      $       3,499,213  $      3,694,361   $       195,148
Australian Dollar                  12,320,000      09/19/2001              6,263,577         6,406,400           142,823
British Pound Sterling             14,405,000      09/19/2001             20,300,985        20,113,510          (187,475)
Canadian Dollar                    10,825,000      09/19/2001              7,141,481         7,125,930           (15,551)
Danish Krone                       96,760,000      09/19/2001             10,981,893        10,912,987           (68,906)
Euro Dollar                       158,079,300   07/02-09/19/2001         133,824,916       134,895,912         1,070,996
Hong Kong Dollar                   91,189,357      08/13/2001             11,690,868        11,548,225          (142,643)
Japanese Yen                    8,867,080,000   07/23-09/19/2001          71,619,843        76,396,572         4,776,729
New Zealand Dollar                  8,260,000      09/19/2001              3,332,458         3,444,420           111,962
Polish Zloty                        4,081,080      08/03/2001              1,004,409           789,225          (215,184)
Singapore Dollar                   11,580,000      09/19/2001              6,369,263         6,397,790            28,527
Swedish Krona                     112,295,000      09/19/2001             10,315,284        10,216,996           (98,288)
                                                                   -----------------  ----------------   ---------------
TOTAL                                                              $     286,344,190  $    291,942,328   $     5,598,138
                                                                   =================  ================   ===============

      FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                              MARKET                 IN EXCHANGE              MARKET       CONTRACT    UNREALIZED
CONTRACTS TO DELIVER          VALUE                      FOR                   VALUE      VALUE DATE      GAIN
------------------------------------------------------------------------------------------------------------------
Euro Dollar                  $535,698       Hungarian Forint               $     557,320  09/11/2001  $     21,622
                             --------                                      -------------              ------------
TOTAL                        $535,698                                      $     557,320              $     21,622
                             ========                                      =============              ============

      FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At June 30, 2001, the Portfolio held the following financials futures contracts:

                                                         EXPIRATION  UNDERLYING FACE
CONTRACT                                POSITION            DATE     AMOUNT AT VALUE  UNREALIZED GAIN
-----------------------------------------------------------------------------------------------------
U.S. 10 Year Note (35 Contracts)   Short                   9/28/01     $3,605,547         $27,078

      At June 30, 2001 the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

      INTEREST RATE SWAP CONTRACTS

      Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will be diminished compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, managing duration or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Gains and losses are realized upon the expiration or closing of the swap contracts.

      The Portfolio entered into no such transactions during the six months ended June 30, 2001.

(6)   DELAYED DELIVERY TRANSACTIONS:

      The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs the custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price may be established, the principal value may not be finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      The Portfolio entered into no such transactions during the six months ended June 30, 2001.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $11,286,176)                                                  $11,320,793
  Cash                                                                134,044
  Receivable for investments sold                                     389,442
  Receivable for Fund shares sold                                     295,733
  Interest receivable                                                 244,984
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 6)                                        34,688
                                                                  -----------
    Total assets                                                   12,419,684

LIABILITIES
  Payable for investments purchased                     $675,281
  Unrealized depreciation of foward foreign currency
    exchange contracts (Note 6)                            6,600
  Distributions payable                                   18,107
  Accrued accounting, custody and transfer agent fees     27,577
  Accrued expenses and other liabilities                   3,515
                                                        --------
    Total liabilities                                                 731,080
                                                                  -----------
NET ASSETS                                                        $11,688,604
                                                                  ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $11,315,706
  Accumulated net realized gain                                       121,267
  Undistributed net investment income                                 188,959
  Net unrealized appreciation                                          62,672
                                                                  -----------
TOTAL NET ASSETS                                                  $11,688,604
                                                                  ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             571,607
                                                                  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                 $     20.45
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                             STATEMENT OF OPERATIONS
FOR THE PERIOD MARCH 26, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2001
                                   (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                 $368,534
                                                                  --------

EXPENSES
  Investment advisory fee (Note 2)                      $ 17,142
  Accounting, custody, and transfer agent fees            36,950
  Legal and audit services                                 9,257
  Registration fees                                        1,612
  Trustees' fees and expenses (Note 2)                       565
  Miscellaneous                                              515
                                                        --------
    Total expenses                                        66,041

Deduct:
  Waiver of investment advisory fee (Note 2)             (17,142)
  Reimbursement of Fund operating expenses (Note 2)      (38,614)
                                                        --------
    Total expense deductions                             (55,756)
                                                        --------
      Net expenses                                                  10,285
                                                                  --------
        Net investment income                                      358,249
                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain
    Investment security transactions                      96,236
    Foreign currency transactions and forward foreign
     currency exchange contracts                          25,031
                                                        --------
      Net realized gain                                            121,267
  Change in unrealized appreciation (depreciation)
    Investment securities                                 34,617
    Foreign currency and forward foreign currency
     exchange contracts                                   28,055
                                                        --------
      Change in net unrealized appreciation
       (depreciation)                                               62,672
                                                                  --------
    Net realized and unrealized gain                               183,939
                                                                  --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $542,188
                                                                  ========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             FOR THE PERIOD FROM
                                                               MARCH 26, 2001
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                                JUNE 30, 2001
                                                                 (UNAUDITED)
                                                             -------------------

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                          $   358,249
  Net realized gain                                                  121,267
  Change in net unrealized appreciation (depreciation)                62,672
                                                                 -----------
  Net increase in net assets from investment operations              542,188
                                                                 -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1G)
  From net investment income                                        (169,290)
                                                                 -----------
  Total distributions to shareholders                               (169,290)
                                                                 -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                14,731,895
  Value of shares issued to shareholders in payment of
    distributions declared                                           151,183
  Cost of shares redeemed                                         (3,567,372)
                                                                 -----------
  Net increase in net assets from Fund share transactions         11,315,706
                                                                 -----------
TOTAL INCREASE IN NET ASSETS                                      11,688,604
NET ASSETS
  At beginning of period                                                  --
                                                                 -----------
  At end of period (including undistributed net investment
    income of $188,959)                                          $11,688,604
                                                                 ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     FOR THE PERIOD
                                                                     MARCH 26, 2001
                                                              (COMMENCEMENT OF OPERATIONS)
                                                                    TO JUNE 30, 2001
                                                                      (UNAUDITED)
                                                              ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 20.00
                                                                        -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                                                   0.57(1)
  Net realized and unrealized gain on investments                          0.18
                                                                        -------
Total from investment operations                                           0.75
                                                                        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                              (0.30)
                                                                        -------
Total distributions to shareholders                                       (0.30)
                                                                        -------
NET ASSET VALUE, END OF PERIOD                                          $ 20.45
                                                                        =======
TOTAL RETURN+++                                                            4.05%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                                  0.30%+
  Net Investment Income (to average daily net assets)*                    10.46%+
  Portfolio Turnover                                                        194%++
  Net Assets, End of Period (000's omitted)                             $11,689

-----------------
* For the period indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee and reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

      Net investment income per share                                   $  0.48(1)
      Ratios (to average daily net assets):
        Expenses                                                           1.93%+
        Net investment income                                              8.83%+

(1)   Calculated based on average shares outstanding.
+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absence of expense waiver.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               PAR            VALUE
SECURITY                                        RATE     MATURITY             VALUE         (NOTE 1A)
------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 96.9%
CORPORATE -- 3.9%
FINANCIAL -- 3.9%
Pemex Project Funding Master Trust Registered
  Shares                                        8.500%  02/15/2008      USD       440,000  $   453,200
                                                                                           -----------
Total Corporate (Cost $438,283)                                                                453,200
                                                                                           -----------
FOREIGN GOVERNMENT/OTHER -- 93.0%
JAPAN -- 2.6%
Republic of Algeria(a)                          1.125%  03/04/2010      JPY    53,575,000      305,965
                                                                                           -----------
YANKEE BONDS -- 90.4%
Alestra SA Senior Notes                        12.625%  05/15/2009      USD       100,000       88,250
Arab Republic of Egypt                          8.750%  07/11/2011                380,000      379,548
Banco Nac Desen Desen Econo                    11.707%  06/16/2008                545,000      498,675
Brazil DCB-Bearer                               5.500%  04/15/2012                365,000      257,325
Bulgaria FLIRB Series A(a)                      3.000%  07/28/2012                300,000      243,000
Bulgaria IAB Ser PDI(a)                         6.313%  07/28/2011                275,000      216,562
GH Water Supply Holdings, Ltd. 144A             7.000%  06/22/2008                165,000      143,137
Government of Jamaica                          11.750%  05/15/2011                430,000      450,425
Innova S De R.L.                               12.875%  04/01/2007                225,000      204,750
Republic of Argentina                           5.563%  03/31/2005                592,000      485,440
Republic of Argentina                          12.250%  06/19/2018                605,000      428,037
Republic of Argentina                          11.750%  06/15/2015                200,000      148,500
Republic of Argentina Step Up Notes             7.000%  12/19/2008              1,075,000      827,750
Republic of Brazil(a)                           8.000%  04/15/2014                775,788      574,083
Republic of Brazil                              8.875%  04/15/2024                885,000      572,152
Republic of Brazil Series E                     7.625%  04/15/2006                252,000      224,437
Republic of Ecuador                             4.000%  08/15/2030                325,000      138,938
Republic of Korea                               8.875%  04/15/2008                150,000      166,832
Republic of Panama PDI(a)                       0.000%  07/17/2016                  4,496        3,709
Republic of Panama PDI(a)                       4.000%  07/17/2016                407,365      336,076
Republic of Peru 144A FLIRB(a)                  4.000%  03/07/2017                315,000      196,088
Republic of Philippines                        10.625%  03/16/2025                325,000      294,613
Republic of South Africa                        9.125%  05/19/2009                325,000      351,132
Republic of Turkey                             11.875%  01/15/2030                135,000      112,725
Republic of Venezuela                           9.250%  09/15/2027                555,000      384,060
Russian Federation                              5.000%  03/31/2030              2,080,000      979,680
Russian Federation                             11.750%  06/10/2003                425,000      436,858
Russian Federation                             12.750%  06/24/2028                505,000      497,425
Telefonos de Mexico SA                          8.250%  01/26/2006                440,000      450,727

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               PAR            VALUE
SECURITY                                        RATE     MATURITY             VALUE         (NOTE 1A)
------------------------------------------------------------------------------------------------------
YANKEE BONDS (CONTINUED)
Ukraine Government Senior Notes                11.000%  03/15/2007      USD       329,800  $   258,069
United Mexican States                           8.125%  12/30/2019                225,000      212,625
                                                                                           -----------
                                                                                            10,561,628
                                                                                           -----------
Total Foreign Government/Other (Cost $10,847,893)                                           10,867,593
                                                                                           -----------
TOTAL BONDS AND NOTES (COST $11,286,176)                                                    11,320,793
                                                                                           -----------
TOTAL INVESTMENTS -- 96.9% (COST $11,286,176)                                              $11,320,793
OTHER ASSETS, LESS LIABILITIES -- 3.1%                                                         367,811
                                                                                           -----------
NET ASSETS -- 100.0%                                                                       $11,688,604
                                                                                           ===========

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
FLIRB - Front Loaded Interest Reduction Bond
IAB - Interest Arrears Bonds
PDI - Past Due Interest Bonds
JPY - Japanese Yen
USD - United States Dollar
(a)   Variable Rate Security; rate indicated is as of 06/30/01.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Opportunistic Emerging Markets Debt Fund (the "Fund") is a separate non-diversified investment series of the Trust. The Fund commenced operations on March 26, 2001.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Fund's investment adviser. Advisory agreements between the Funds and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund soes not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

      G. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      H. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.50% of the Fund's average daily net assets. Standish voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.30% of the Fund's average daily net assets for the period ended
      June 30, 2001. Pursuant to this agreement, for the period ended June 30, 2001, Standish voluntarily did not impose $17,142 of its investment advisory fee and reimbursed the Fund for $38,614 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish at any time. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2001 were as follows:

                                                      PURCHASES      SALES
                                                     -----------  -----------
      U.S. Government Securities                     $   215,719  $   216,126
                                                     ===========  ===========
      Investments (non-U.S.Government Securities)    $34,571,202  $23,432,246
                                                     ===========  ===========

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                     FOR THE PERIOD MARCH 26, 2001
                                                                            (COMMENCEMENT OF
                                                                             OPERATIONS) TO
                                                                             JUNE 30, 2001
                                                                     -----------------------------
      Shares sold                                                                734,499
      Shares issued to shareholders in payment of distributions
        declared                                                                   7,307
      Shares redeemed                                                           (170,199)
                                                                                --------
      Net increase                                                               571,607
                                                                                ========

      At June 30, 2001, one shareholder held of record approximately 49% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

      All of the Fund's shares represent investments by fiduciary accounts over which Standish and its affiliates have either sole or joint investment discretion.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      On March 26, 2001, the Fund was formed with an initial contribution of securities in kind, with a market value of $8,228,047 which includes interest receivable of $268,616.

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                             $11,297,028
                                                                 ===========
      Gross unrealized appreciation                                  200,288
      Gross unrealized depreciation                                 (176,523)
                                                                 -----------
      Net unrealized appreciation                                $    23,765
                                                                 ===========

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund entered into no such transactions during the period ended June 30, 2001.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2001, the Fund held the following forward foreign currency or cross currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                          LOCAL PRINCIPAL    CONTRACT        MARKET          AGGREGATE      UNREALIZED
      CONTRACTS TO RECEIVE                    AMOUNT        VALUE DATE        VALUE         FACE AMOUNT        LOSS
      -----------------------------------------------------------------------------------------------------------------
      Japanese Yen                            12,240,000    09/19/2001      $98,967           $100,082       $(1,115)
                                                                            -------           ---------      -------
      TOTAL                                                                 $98,967           $100,082       $(1,115)
                                                                            =======           =========      =======

                                          LOCAL PRINCIPAL    CONTRACT        MARKET          AGGREGATE      UNREALIZED
      CONTRACTS TO DELIVER                    AMOUNT        VALUE DATE        VALUE         FACE AMOUNT    GAIN/(LOSS)
      -----------------------------------------------------------------------------------------------------------------
      Hong Kong Dollar                         8,700,000    04/10/2002     $1,115,349       $1,109,864       $(5,485)
      Japanese Yen                            50,345,000    09/19/2001        407,065          413,681         6,616
                                                                           ----------       ----------       -------
      TOTAL                                                                $1,522,414       $1,523,545       $ 1,131
                                                                           ==========       ==========       =======

      FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                           MARKET                       MARKET        CONTRACT      UNREALIZED
      CONTRACTS TO DELIVER                 VALUE    IN EXCHANGE FOR      VALUE       VALUE DATE        GAIN
      ---------------------------------------------------------------------------------------------------------
                                                       Hungarian
      Euro Dollar                         $695,512      Forint         $723,584      09/11/2001      $28,072
                                          --------                     --------                      -------
      TOTAL                               $695,512                     $723,584                      $28,072
                                          ========                     ========                      =======

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      The Fund entered into no such transactions during the period ended June 30, 2001.

(7)   DELAYED DELIVERY TRANSACTIONS:

      The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

      The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      The Fund entered into no such transactions during the period ended June 30, 2001.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $204,429,066)                                                  $194,006,579
  Cash                                                                8,452,826
  Receivable for investments sold                                     1,934,242
  Interest and dividends receivable                                   4,607,271
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 6)                                          30,827
  Prepaid expenses                                                        4,537
                                                                   ------------
    Total assets                                                    209,036,282

LIABILITIES
  Payable for investments purchased                     $5,053,715
  Distributions payable                                    464,865
  Accrued accounting, custody and transfer agent fees       45,344
  Accrued trustees' fees and expenses (Note 2)               4,121
  Accrued expenses and other liabilities                    38,022
                                                        ----------
    Total liabilities                                                 5,606,067
                                                                   ------------
NET ASSETS                                                         $203,430,215
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                  $215,804,070
  Accumulated net realized loss                                      (3,389,595)
  Undistributed net investment income                                 1,408,599
  Net unrealized depreciation                                       (10,392,859)
                                                                   ------------
TOTAL NET ASSETS                                                   $203,430,215
                                                                   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                            10,859,732
                                                                   ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                  $      18.73
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                             STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 2, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 2001
                                   (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                     $  4,431,011
  Dividend income                                                          320,488
                                                                      ------------
    Total investment income                                              4,751,499

EXPENSES
  Investment advisory fee (Note 2)                      $    188,539
  Accounting, custody, and transfer agent fees                62,111
  Registration fees                                           31,220
  Legal and audit services                                    10,550
  Trustees' fees and expenses (Note 2)                         4,121
  Miscellaneous                                                  494
                                                        ------------
    Total expenses                                           297,035

Deduct:
  Waiver of investment advisory fee (Note 2)                (188,539)
  Reimbursement of Fund operating expenses (Note 2)          (61,361)
                                                        ------------
    Total expense deductions                                (249,900)
                                                        ------------
      Net expenses                                                          47,135
                                                                      ------------
        Net investment income                                            4,704,364
                                                                      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                      (3,416,795)
    Foreign currency transactions and forward foreign
      currency exchange contracts                             27,200
                                                        ------------
      Net realized loss                                                 (3,389,595)
  Change in unrealized appreciation (depreciation)
    Investment securities                                (10,422,487)
    Foreign currency and forward foreign currency
      exchange contracts                                      29,628
                                                        ------------
      Change in net unrealized appreciation
        (depreciation)                                                 (10,392,859)
                                                                      ------------
    Net realized and unrealized loss                                   (13,782,454)
                                                                      ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                            $ (9,078,090)
                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             FOR THE PERIOD FROM
                                                                APRIL 2, 2001
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                                JUNE 30, 2001
                                                                 (UNAUDITED)
                                                             -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                         $  4,704,364
  Net realized loss                                               (3,389,595)
  Change in net unrealized appreciation (depreciation)           (10,392,859)
                                                                ------------
  Net decrease in net assets from investment operations           (9,078,090)
                                                                ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1G)
  From net investment income                                      (3,295,765)
                                                                ------------
  Total distributions to shareholders                             (3,295,765)
                                                                ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                               226,168,170
  Value of shares issued to shareholders in payment of
    distributions declared                                         2,830,900
  Cost of shares redeemed                                        (13,195,000)
                                                                ------------
  Net increase in net assets from Fund share transactions        215,804,070
                                                                ------------
TOTAL INCREASE IN NET ASSETS                                     203,430,215
NET ASSETS
  At beginning of period                                                  --
                                                                ------------
  At end of period (including undistributed net investment
    income of $1,408,599)                                       $203,430,215
                                                                ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     FOR THE PERIOD
                                                                     APRIL 2, 2001
                                                              (COMMENCEMENT OF OPERATIONS)
                                                                    TO JUNE 30, 2001
                                                                      (UNAUDITED)
                                                              ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $  20.00
                                                                        --------
FROM INVESTMENT OPERATIONS:
  Net investment income*                                                    0.49(1)
  Net realized and unrealized loss on investments                          (1.46)
                                                                        --------
Total from investment operations                                           (0.97)
                                                                        --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                               (0.30)
                                                                        --------
Total distributions to shareholders                                        (0.30)
                                                                        --------
NET ASSET VALUE, END OF PERIOD                                          $  18.73
                                                                        ========
TOTAL RETURN+++                                                            (4.85)%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                                   0.10%+
  Net Investment Income (to average daily net assets)*                      9.97%+
  Portfolio Turnover                                                          50%++
  Net Assets, End of Period (000's omitted)                             $203,430

-----------------
* For the period indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee and reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

      Net investment income per share                                   $   0.47(1)
      Ratios (to average daily net assets):
        Expenses                                                            0.63%+
        Net investment income                                               9.44%+

(1)   Calculated based on average shares outstanding.
+     Computed on an annualized basis.
++    Not annualized.
+++   Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        PAR            VALUE
SECURITY                                         RATE          MATURITY                VALUE         (NOTE 1A)
----------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 90.8%
CONVERTIBLE CORPORATE BONDS -- 6.0%
At Home Corp.                                    4.750%       12/15/2006            USD  3,000,000  $  1,045,260
Davita, Inc.                                     7.000%       05/15/2009                 2,000,000     1,897,000
Exide Corp. 144A                                 2.900%       12/15/2005                 2,750,000     1,103,960
Omnicare, Inc.                                   5.000%       12/01/2007                 1,275,000     1,130,364
Rite Aid Term Loan B Step Up Notes(a)            0.000%       06/27/2005                 3,000,000     2,992,500
Royal Caribbean Cruises Step Up Notes(a)         0.000%       05/18/2021                   175,000        71,750
Tenet Healthcare Corp.                           6.000%       12/01/2005                 4,400,000     3,982,000
                                                                                                    ------------
Total Convertible Corporate Bonds (Cost $12,746,355)                                                  12,222,834
                                                                                                    ------------
CORPORATE -- 73.9%
BANK BONDS -- 3.7%
Commercial Federal Sub Notes                     7.950%       12/01/2006                   800,000       772,000
GS Escrow Corp. 144A Senior Notes                7.000%       08/01/2003                 2,125,000     2,118,447
GS Escrow Corp. 144A Senior Notes                7.125%       08/01/2005                 4,790,000     4,644,947
                                                                                                    ------------
                                                                                                       7,535,394
                                                                                                    ------------
FINANCIAL -- 6.3%
Conseco, Inc.                                    6.800%       06/15/2005                 3,700,000     3,200,500
Crescent Real Estate Equity REIT                 7.000%       09/15/2002                 1,500,000     1,484,761
Crescent Real Estate Equity144A REIT             7.500%       09/15/2007                 2,060,000     1,875,820
Exodus Communications Senior Notes              11.625%       07/15/2010                 2,550,000       905,250
Fresenius Medical Capital Trust Notes            7.875%       02/01/2008                   297,500     2,952,687
Interpool Capital Trust Notes                    7.350%       08/01/2007                   725,000       638,000
Interpool Capital Trust Notes                    9.875%       02/15/2027                   280,000       204,400
Tanger REIT Senior Notes                         7.875%       10/24/2004                 1,575,000     1,554,899
                                                                                                    ------------
                                                                                                      12,816,317
                                                                                                    ------------
INDUSTRIAL BONDS -- 61.1%
AT&T Corp. - Liberty Media Group                 7.875%       07/15/2009                 1,000,000       972,515
Adelphia Communications Senior Notes             8.125%       07/15/2003                 1,200,000     1,164,000
Adelphia Communications Senior Notes             9.250%       10/01/2002                 1,275,000     1,281,375
Adelphia Communications Senior Notes            10.500%       07/15/2004                 1,975,000     1,994,750
Adelphia Communications Senior Notes            10.875%       10/01/2010                 1,450,000     1,468,125
Alliant Techsystems, Inc. 144A Senior Sub
  Notes                                          8.500%       05/15/2011                   325,000       328,250
Allied Waste Industries 144A Notes               6.100%       01/15/2003                   675,000       654,750
Allied Waste Industries 144A Notes               7.375%       01/01/2004                 4,075,000     4,044,438
Allied Waste Industries 144A Notes               7.625%       01/01/2006                 1,250,000     1,237,500
Allied Waste Industries 144A Notes               8.875%       04/01/2008                   425,000       438,281
Ameristar Casinos, Inc. 144A Senior Sub Notes   10.750%       02/15/2009                 2,690,000     2,811,050
Anchor Gaming                                    9.875%       10/15/2008                   400,000       424,000
Argosy Gaming Co. 144A Senior Notes             10.750%       06/01/2009                   910,000       979,388
Beckman Instruments                              7.450%       03/04/2008                 2,065,000     2,058,467
Buckeye Technologies, Inc. Senior Sub Notes      8.000%       10/15/2010                   250,000       236,250
Buckeye Technologies, Inc. Senior Sub Notes      8.500%       12/15/2005                   390,000       389,025
CMS Energy Corp. Senior Notes                    8.125%       05/15/2002                   550,000       551,149
CMS Energy Corp. Senior Notes                    8.500%       04/15/2011                 3,710,000     3,624,790
CMS Energy Corp. Senior Notes                    8.900%       07/15/2008                   675,000       672,703

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        PAR            VALUE
SECURITY                                         RATE          MATURITY                VALUE         (NOTE 1A)
----------------------------------------------------------------------------------------------------------------
INDUSTRIAL BONDS (CONTINUED)
CMS Energy Corp. Senior Notes                    9.875%       10/15/2007            USD    325,000  $    340,438
CSC Holdings, Inc.                               7.875%       12/15/2007                 1,675,000     1,662,014
CSC Holdings, Inc.                               8.125%       08/15/2009                    75,000        74,221
CSC Holdings, Inc. 144A Senior Notes             7.625%       04/01/2011                   750,000       714,018
CSC Holdings, Inc. Senior Notes                  8.125%       07/15/2009                 3,050,000     3,018,866
Calpine Corp. Senior Notes                       8.500%       02/15/2011                 3,275,000     3,149,988
Charter Communications Holdings LLC Senior
  Notes                                          8.250%       04/01/2007                   600,000       562,500
Charter Communications Holdings LLC Senior
  Notes                                         10.750%       10/01/2009                   750,000       785,625
Charter Communications Holdings LLC Senior
  Step Up Notes(a)                               0.000%       01/15/2010                 5,950,000     4,001,375
Chattem Inc. Senior Sub Notes                    8.875%       04/01/2008                   230,000       211,600
Choctaw Resort Development 144A Senior Notes
  REIT                                           9.250%       04/01/2009                   250,000       255,000
Cleveland Electric Co. Senior Notes              7.430%       11/01/2009                   200,000       199,102
Cleveland Electric Co./Toledo Edison             7.670%       07/01/2004                   750,000       777,410
Columbia/HCA Healthcare                          8.360%       04/15/2024                   275,000       264,534
Concentric Network Corp.                        12.750%       12/15/2007                   550,000       159,500
Conmed Corp. Notes                               9.000%       03/15/2008                 1,690,000     1,656,200
D.R. Horton Inc.                                10.500%       04/01/2005                   500,000       530,000
Davita, Inc. 144A                                9.250%       04/15/2011                   365,000       374,125
Delta Airlines                                   7.900%       12/15/2009                 1,000,000       952,705
El Paso Energy Partners 144A                     8.500%       06/01/2011                   310,000       311,550
Exide Term Loan B                               10.585%       04/29/2005                 2,000,000     1,880,000
Extended Stay America, Inc. 144A Senior Sub
  Notes                                          9.875%       06/15/2011                   450,000       447,750
Extendicare Health Sevices Senior Notes          9.350%       12/15/2007                   525,000       456,750
HCA - The Healthcare Co.                         8.750%       09/01/2010                 2,200,000     2,343,000
HCA - The Healthcare Co. Senior Notes            7.875%       02/01/2011                 3,175,000     3,190,875
Horseshoe Gaming Holdings                        8.625%       05/15/2009                 4,025,000     4,055,188
Horseshoe Gaming LLC Notes                       9.375%       06/15/2007                   400,000       414,000
Host Marriott LP Senior Notes                    8.375%       02/15/2006                   800,000       776,000
Huntsman ICI Chemicals LLC(b)                    0.000%       12/31/2009                   425,000       127,500
Huntsman ICI Chemicals LLC                      10.125%       07/01/2009                 1,500,000     1,485,000
Isle of Capri Casinos                            8.750%       04/15/2009                 3,470,000     3,157,700
Kaufman & Broad Home Corp. Senior Notes          7.750%       10/15/2004                   575,000       563,500
La Quinta Inns, Inc. Medium Term Notes           7.110%       10/17/2001                 1,000,000       990,000
Lear Corp.                                       7.960%       05/15/2005                 2,225,000     2,242,308
Lear Corp.                                       8.110%       05/15/2009                   225,000       223,538
Level 3 Communications Inc. Senior Step Up
  Notes(a)                                      12.875%       03/15/2010                   965,000       193,000
Level 3 Communications, Inc. Senior Notes       11.000%       03/15/2008                 1,250,000       537,500
Lucent Technologies, Inc.                        6.450%       03/15/2029                   600,000       351,000
Marsh Supermarket, Inc. Series B                 8.875%       08/01/2007                 1,550,000     1,519,000
McLeod USA, Inc. Senior Notes                    8.375%       03/15/2008                 1,125,000       618,750
McLeod USA, Inc. Senior Notes                    9.500%       11/01/2008                 3,675,000     2,131,500
McLeod USA, Inc. Senior Notes                   11.375%       01/01/2009                 1,275,000       803,250
McLeod USA, Inc. Senior Step Up Notes(a)         0.000%       03/01/2007                   510,000       275,400
MeriStar Hospitality Corp. 144A Senior Notes
  REIT                                           9.000%       01/15/2008                 1,200,000     1,209,000
Metromedia Fiber Network Senior Notes           10.000%       11/15/2008                 3,375,000     1,383,750
Metromedia Fiber Network Senior Notes           10.000%       12/15/2009                   275,000       112,750
Millenium America, Inc. 144A Senior Notes        9.250%       06/15/2008                 1,200,000     1,200,000

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        PAR            VALUE
SECURITY                                         RATE          MATURITY                VALUE         (NOTE 1A)
----------------------------------------------------------------------------------------------------------------
INDUSTRIAL BONDS (CONTINUED)
Mohegan Tribal Gaming                            8.125%       01/01/2006            USD  2,900,000  $  2,936,250
Mohegan Tribal Gaming                            8.750%       01/01/2009                 2,350,000     2,408,750
NVR Inc. Senior Notes                            8.000%       06/01/2005                   300,000       300,000
Nextel Communications, Inc. 144A Senior Notes    9.500%       02/01/2011                 2,575,000     1,982,750
Niagara Mohawk Power Step Up Notes (a)           0.000%       07/01/2010                 4,550,000     3,927,455
Panamsat Notes                                   6.000%       01/15/2003                   800,000       792,475
Panavision, Inc. Step Up Sub Notes(a)            0.000%       02/01/2006                 3,530,000     1,306,100
Pinnacle Partners 144A Senior Notes              8.830%       08/15/2004                   750,000       771,273
Pogo Producing Co. 144A                          8.250%       04/15/2011                 1,325,000     1,325,000
Premier Parks Inc.                               9.750%       06/15/2007                 3,150,000     3,181,500
Premier Parks Inc. Senior Notes                  9.250%       04/01/2006                 1,300,000     1,300,000
Premier Parks Inc. Step Up Senior Notes(a)       0.000%       04/01/2008                   325,000       266,500
Primedia, Inc.                                   8.875%       05/15/2011                 1,900,000     1,786,000
Pulte Corp. Notes NCL                            7.625%       10/15/2017                   200,000       175,407
Pulte Homes, Inc.                                7.000%       12/15/2003                   125,000       124,477
Quest Diagnostics, Inc.                          6.750%       07/12/2006                   300,000       296,866
Salem Communications Corp. Senior Sub Notes      9.500%       10/01/2007                   850,000       850,000
Scotts Company                                   8.625%       01/15/2009                   130,000       130,650
Select Medical Corp.                             9.500%       06/15/2009                 1,425,000     1,403,625
Six Flags, Inc. 144A Senior Notes                9.500%       02/01/2009                   150,000       150,375
Speedway Motorsports                             8.500%       08/15/2007                 2,000,000     2,030,000
Stater Brothers Holdings Senior Notes           10.750%       08/15/2006                 1,950,000     1,842,750
Station Casinos, Inc.                            8.375%       02/15/2008                   350,000       351,750
Station Casinos, Inc.                            9.750%       04/15/2007                   100,000       103,000
Station Casinos, Inc. Senior Sub Notes           9.875%       07/01/2010                 1,075,000     1,112,625
Tenet Healthcare Corp. 144A                      7.625%       06/01/2008                   625,000       639,063
Tenet Healthcare Corp. Senior Notes              7.875%       01/15/2003                 3,475,000     3,535,813
Tenet Healthcare Corp. Senior Notes              8.000%       01/15/2005                   400,000       412,000
Tricon Global Restaurant, Inc. Senior Notes      7.450%       05/15/2005                 1,850,000     1,810,611
Tricon Global Restaurant, Inc. Senior Notes      7.650%       05/15/2008                 2,325,000     2,251,677
Tricon Global Restaurant, Inc. Senior Notes      8.875%       04/15/2011                 1,700,000     1,742,500
WMX Technologies                                 7.100%       08/01/2026                    25,000        25,435
Waste Management, Inc.                           6.875%       05/15/2009                   500,000       485,918
Waste Management, Inc.                           7.375%       08/01/2010                 1,575,000     1,577,357
Williams Communications Group, Inc.             10.700%       10/01/2007                 2,550,000     1,045,500
Williams Communications Group, Inc. Senior
  Notes 144A                                    11.700%       08/01/2008                   890,000       373,800
XO Communications, Inc. 144A Notes              10.750%       11/15/2008                   225,000        72,000
XO Communications, Inc. Senior Notes            12.500%       04/15/2006                 4,050,000     1,417,500
XO Communications, Inc. Step Up Notes(a)         0.000%       06/01/2009                   400,000        56,000
                                                                                                    ------------
                                                                                                     124,320,338
                                                                                                    ------------
PUBLIC UTILITY -- 2.8%
AES Corp. Senior Notes                           8.875%       02/15/2011                 4,865,000     4,743,375
AES Corp. Senior Notes                           9.375%       09/15/2010                   825,000       831,188
                                                                                                    ------------
                                                                                                       5,574,563
                                                                                                    ------------
Total Corporate (Cost $156,863,150)                                                                  150,246,612
                                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        PAR            VALUE
SECURITY                                         RATE          MATURITY                VALUE         (NOTE 1A)
----------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT/OTHER -- 10.8%
EURO -- 0.9%
Messer Griesheim Holding AG 144A Senior Notes   10.375%       06/01/2011            EUR  2,000,000  $  1,747,086
                                                                                                    ------------
YANKEE BONDS -- 9.9%
British Sky Broadcasting                         8.200%       07/15/2009            USD  3,500,000     3,479,433
British Sky Broadcasting                         6.875%       02/23/2009                   275,000       253,113
British Telecommunications PLC                   8.125%       12/15/2010                 1,000,000     1,055,610
Colt Telecom Group PLC Senior Step Up
  Notes(a)                                       0.000%       12/15/2006                 6,040,000     5,436,000
GT Group Telecom, Inc. Senior Step Up
  Notes(a)                                       0.000%       02/01/2010                 2,900,000       754,000
Global Crossing Holdings Ltd. 144A Senior
  Notes                                          8.700%       08/01/2007                 3,700,000     2,830,500
KPN-Qwest B.V. Senior Notes                      8.125%       06/01/2009                   955,000       573,000
Quebecor Media, Inc. 144A Senior Notes          11.125%       07/15/2011                 1,020,000       997,458
Royal Caribbean Cruises Senior Notes             8.750%       02/02/2011                 1,900,000     1,824,000
Tembec Industries, Inc.                          8.500%       02/01/2011                 1,465,000     1,486,975
Tembec Industries, Inc. 144A                     8.500%       02/01/2011                 1,475,000     1,522,938
                                                                                                    ------------
                                                                                                      20,213,027
                                                                                                    ------------
Total Foreign Government/Other (Cost $23,829,387)                                                     21,960,113
                                                                                                    ------------
NON-AGENCY -- 0.1%
PASS THRU SECURITIES -- 0.1%
Resolution Trust Corp. 1995-Cl E                 6.900%       02/25/2027                   256,125       253,563
                                                                                                    ------------
Total Non-Agency (Cost $250,362)                                                                         253,563
                                                                                                    ------------
TOTAL BONDS AND NOTES (COST $193,689,254)                                                            184,683,122
                                                                                                    ------------

                                                                                        SHARES
                                                                                    --------------
EQUITIES -- 4.6%
FINANCIAL -- 4.6%
California Federal 9.125% Pfd                                                              187,900     4,750,112
Equity Office Properties Trust 5.25% CVT Pfd REIT                                           50,000     2,420,000
Global Crossing PIK 10.50% Pfd                                                              38,150     1,945,650
Six Flags, Inc. 7.25% CVT Pfd                                                                4,900       149,695
                                                                                                    ------------
                                                                                                       9,265,457
                                                                                                    ------------
TOTAL EQUITIES (COST $10,645,375)                                                                      9,265,457
                                                                                                    ------------
WARRANTS -- 0.0%
INDUSTRIAL BONDS -- 0.0%
GT Group Telecom, Inc., 02/01/2010                                                           2,900        58,000
                                                                                                    ------------
TOTAL WARRANTS (COST $94,437)                                                                             58,000
                                                                                                    ------------

TOTAL INVESTMENTS -- 95.4% (COST $204,429,066)                                                      $194,006,579
OTHER ASSETS, LESS LIABILITIES -- 4.6%                                                                 9,423,636
                                                                                                    ------------
NET ASSETS -- 100.0%                                                                                $203,430,215
                                                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

               SCHEDULE OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT - Convertible
NCL - Non-callable
PIK - Payment-in-kind
REIT - Real Estate Investment Trust
EUR - Euro
USD - United States Dollar
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b)   Zero coupon security.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Opportunistic High Yield Fund (the "Fund") is a separate non-diversified investment series of the Trust. The Fund commenced operations on April 2, 2001.

      On July 31, 2001, Standish, Ayer & Wood, Inc. ("Standish") was acquired by Mellon Financial Corporation ("Mellon") by merging Standish into a newly formed subsidiary of Mellon. This new entity is named Standish Mellon Asset Management Company LLC and serves as the Fund's investment adviser. Advisory agreements between the Funds and Standish Mellon Asset Management Company LLC were approved at a special shareholder meeting held on July 30, 2001.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the trustees determine during such sixty-day period that amortized value does not represent fair value.

      B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

      C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

      D. FEDERAL TAXES

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

      G. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      H. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)   INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.10% of the Fund's average daily net assets for the period ended
      June 30, 2001. Pursuant to this agreement, for the period ended June 30, 2001, Standish voluntarily did not impose $188,539 of its investment advisory fee and reimbursed the Fund for $61,361 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish at any time. No director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)   PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2001 were as follows:

                                                     PURCHASES       SALES
                                                    ------------  -----------
      U.S. Government Securities                    $ 19,615,666  $19,482,006
                                                    ============  ===========
      Investments (non-U.S.Government Securities)   $277,977,986  $72,235,115
                                                    ============  ===========

(4)   SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                     FOR THE PERIOD APRIL 2, 2001
                                                                           (COMMENCEMENT OF
                                                                              OPERATIONS)
                                                                           TO JUNE 30, 2001
                                                                     ----------------------------
      Shares sold                                                             11,405,612
      Shares issued to shareholders in payment of distributions
        declared                                                                 151,062
      Shares redeemed                                                           (696,942)
                                                                              ----------
      Net increase                                                            10,859,732
                                                                              ==========

      At June 30, 2001, one shareholder held of record approximately 44% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

      All of the Fund's shares represent investments by fiduciary accounts over which Standish and its affiliates have either sole or joint investment discretion.

      On April 2, 2001, the Fund was formed with an initial contribution of securities in kind, with a market value of $165,587,226 which includes interest receivable of $3,214,683.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)   FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                            $204,667,892
                                                                ============
      Gross unrealized appreciation                                1,240,765
      Gross unrealized depreciation                              (11,902,078)
                                                                ------------
      Net unrealized depreciation                               $(10,661,313)
                                                                ============

(6)   FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

      OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund entered into no such transactions during the period ended June 30, 2001.

      FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2001, the Fund held the following forward foreign currency or cross currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                          LOCAL PRINCIPAL    CONTRACT       MARKET          AGGREGATE      UNREALIZED
      CONTRACTS TO DELIVER                    AMOUNT        VALUE DATE      VALUE         FACE AMOUNT         GAIN
      ------------------------------------------------------------------------------------------------------------------
      Euro Dollar                             2,000,000     09/19/2001    $1,693,133       $1,723,960       $30,827

      FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      The Fund entered into no such transactions during the period ended June 30, 2001.

(7)   DELAYED DELIVERY TRANSACTIONS:

      The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

      The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      The Fund entered into no such transactions during the period ended June 30, 2001.